UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05518

                                                     The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                             Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000’S)	VALUE
SHORT-TERM INVESTMENTS — 69.3%
U.S. TREASURY OBLIGATIONS—69.3%
U.S. Treasury Bills	0.070%	06/04/15	$7,240	$7,240,000
U.S. Treasury Bills	0.050%	06/25/15	2,300	2,299,977
U.S. Treasury Bills	0.065%	07/02/15	2,800	2,799,975
U.S. Treasury Bills	0.060%	07/09/15	7,000	6,999,965
U.S. Treasury Bills	0.063%	07/23/15	5,000	4,999,930
U.S. Treasury Bills	0.030%	07/30/15	3,100	3,100,000
U.S. Treasury Bills	0.050%	08/06/15	4,300	4,299,961
U.S. Treasury Bills	0.063%	08/20/15	3,800	3,799,917
U.S. Treasury Bills	0.065%	08/27/15	5,350	5,349,872
U.S. Treasury Bills	0.108%	09/03/15	4,400	4,399,718
U.S. Treasury Bills	0.085%	09/10/15	5,300	5,299,777
U.S. Treasury Bills	0.093%	09/17/15	10,000	9,999,320
U.S. Treasury Bills	0.102%	09/24/15	5,300	5,299,618
U.S. Treasury Bills	0.078%	10/01/15	6,900	6,899,648
U.S. Treasury Bills	0.079%	10/08/15	19,545	19,542,733
U.S. Treasury Bills	0.065%	10/15/15	7,688	7,687,054
U.S. Treasury Bills	0.070%	11/05/15	6,700	6,698,466
U.S. Treasury Bills	0.058%	11/12/15	9,731	9,728,558

				116,444,489

TOTAL SHORT-TERM INVESTMENTS (Cost $ 116,429,930)				116,444,489

TOTAL PURCHASED OPTIONS — 1.0% (Cost $ 1,585,291)				1,686,136

TOTAL INVESTMENTS — 70.3% (Cost $ 118,015,221)**				118,130,625

OTHER ASSETS IN EXCESS OF LIABILITIES — 29.7%				49,810,528

NET ASSETS — 100.0%				$167,941,153

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$118,015,221

Gross unrealized appreciation	$658,100
Gross unrealized depreciation	(542,696)

Net unrealized appreciation	$115,404

The accompanying notes are an integral part of the schedule of investments.

1

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	06/10/15	25	$2,971,929	$1,523
10-Year Mini Japanese Government Bond Futures	09/09/15	3	356,129	(64)
3-Month Euro Euribor	06/15/15	5	1,370,511	2,361
3-Month Euro Euribor	09/14/15	5	1,370,332	2,471
3-Month Euro Euribor	12/14/15	105	28,829,338	(3,350)
3-Month Euro Euribor	03/14/16	6	1,646,115	1,002
3-Month Euro Euribor	09/19/16	89	24,432,537	(5,189)
3-Month Euro Euribor	12/19/16	1	274,300	96
3-Month Euro Euribor	03/13/17	1	274,176	137
3-Month Euro Euribor	06/19/17	1	274,094	110
90-Day Bank Bill	12/10/15	28	21,303,414	(38)
90-Day Bank Bill	03/10/16	30	22,826,110	(505)
90-DAY Eurodollar Futures	06/15/15	8	1,990,588	3,563
90-DAY Eurodollar Futures	09/14/15	43	10,698,975	8,025
90-DAY Eurodollar Futures	12/14/15	530	131,622,118	129,258
90-DAY Eurodollar Futures	03/14/16	40	9,916,450	9,050
90-DAY Eurodollar Futures	06/13/16	36	8,906,375	8,575
90-DAY Eurodollar Futures	09/19/16	214	52,851,575	27,825
90-DAY Eurodollar Futures	03/13/17	31	7,634,362	(2,163)
90-DAY Eurodollar Futures	06/19/17	21	5,158,013	4,313
90-DAY Eurodollar Futures	09/18/17	3	735,725	775
90-DAY Eurodollar Futures	12/18/17	2	490,275	100
90-DAY Eurodollar Futures	03/19/18	2	489,850	—
90-DAY Eurodollar Futures	06/18/18	2	488,763	588
90-DAY Eurodollar Futures	09/17/18	2	488,037	863
90-DAY Eurodollar Futures	12/17/18	1	244,563	(338)
90-DAY Sterling Futures	06/17/15	6	1,135,829	3,821
90-DAY Sterling Futures	09/16/15	10	1,893,073	5,579
90-DAY Sterling Futures	12/16/15	200	37,943,331	6,782
90-DAY Sterling Futures	03/16/16	21	3,972,993	7,757
90-DAY Sterling Futures	06/15/16	23	4,352,208	1,949
90-DAY Sterling Futures	09/21/16	131	24,742,064	22,658
90-DAY Sterling Futures	12/21/16	1	188,623	153
90-DAY Sterling Futures	03/15/17	1	188,356	210
90-DAY Sterling Futures	06/21/17	1	188,165	172
Amsterdam Index Futures	06/19/15	14	1,521,083	(3,455)
AUD/JPY X-Rate	06/15/15	9	1,381,074	(5,060)
AUD/NZD X-Rate	06/15/15	4	612,356	(752)
Australian 10-Year Bond Futures	06/16/15	13	1,249,393	27,771
Bank Acceptance Futures	12/14/15	174	34,685,951	(21,669)
BP Currency Futures	06/15/15	14	1,362,107	(24,319)
Brent Crude Futures	06/15/15	14	924,370	(6,530)
Brent Crude Futures	10/15/15	1	68,440	(1,020)
CAC40 10 Euro Futures	06/19/15	101	5,582,762	(53,553)
CAD/JPY X-Rate	06/15/15	12	1,907,964	18,765
Canadian 10-Year Bond Futures	09/21/15	109	12,234,199	115,511
Canola Futures (Winnipeg Commodity Exchange)	07/14/15	11	81,745	1,896
Canola Futures (Winnipeg Commodity Exchange)	11/13/15	64	467,433	11,795
Canola Futures (Winnipeg Commodity Exchange)	01/14/16	8	58,545	1,205
Cattle Feeder Futures	08/27/15	11	1,198,050	28,175
Cattle Feeder Futures	09/24/15	3	329,013	3,500
Cattle Feeder Futures	10/29/15	3	327,125	3,400
CHF Currency Futures	06/15/15	1	139,575	(6,538)
CHF/JPY Futures	06/15/15	5	1,296,157	33,356
Cocoa Futures	07/16/15	10	302,550	5,950
Cocoa Futures	09/15/15	14	422,370	8,550
Cocoa Futures	12/15/15	17	513,080	8,140

The accompanying notes are an integral part of the schedule of investments.

2

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
Cocoa Futures	03/15/16	2	$61,690	$(650)
Cocoa Futures (Intercontinental Exchange)	09/15/15	40	1,223,391	60,463
Cocoa Futures (Intercontinental Exchange)	12/14/15	33	1,012,319	36,773
Cocoa Futures (London International Financials Futures Exchange)	07/16/15	50	1,529,040	81,127
Copper Futures	07/29/15	11	780,762	(30,563)
Copper Futures	09/28/15	4	291,950	(18,400)
Copper Futures	12/29/15	3	219,037	(13,350)
Cotton No.2 Futures	12/08/15	2	70,375	(5,735)
DAX Index Futures	06/19/15	12	3,861,354	(100,728)
DJIA Mini e-CBOT	06/19/15	26	2,359,435	(18,265)
EUR/CHF 3-Month Futures (Intercontinental Exchange)	03/14/16	21	5,633,585	2,128
EUR/CHF 3-Month Futures (Intercontinental Exchange)	06/13/16	2	536,256	266
EUR/CHF 3-Month Futures (London International Financials Futures Exchange)	09/14/15	5	1,341,278	958
EUR/CHF 3-Month Futures (London International Financials Futures Exchange)	12/14/15	24	6,439,724	3,006
EUR/JPY Futures	06/15/15	9	1,230,059	4,754
EUR/JPY Futures	06/15/15	3	407,827	3,777
Euro STOXX 50	06/19/15	70	2,813,597	(75,102)
Euro-Schatz Futures	06/08/15	24	2,932,279	(1,801)
FTSE 100 Index Futures	06/19/15	5	574,341	(42,115)
FTSE 250 Y2	06/19/15	21	1,144,626	17,133
FTSE/JSE Top 40	06/18/15	19	753,241	(26,329)
FTSE/MIB Index Futures	06/19/15	8	1,021,774	11,636
Gas Oil Futures (Intercontinental Exchange)	06/11/15	3	179,375	(1,475)
Gas Oil Futures (Intercontinental Exchange)	07/10/15	24	1,451,125	(26,725)
Gas Oil Futures (Intercontinental Exchange)	08/12/15	2	122,825	(3,825)
Gas Oil Futures (Intercontinental Exchange)	09/10/15	3	183,050	(3,800)
Gasoline RBOB Futures	06/30/15	21	1,781,909	37,393
Gasoline RBOB Futures	07/31/15	2	164,283	6,170
Gasoline RBOB Futures	08/31/15	3	248,531	2,549
Gasoline RBOB Futures	09/30/15	3	224,242	6,565
GBP/AUD Futures	06/15/15	8	1,496,548	31,633
GBP/CAD Futures	06/15/15	7	1,334,111	5,021
GBP/CHF Futures	06/15/15	1	193,182	(2,128)
GBP/JPY Futures	06/15/15	10	1,866,817	43,105
GBP/NZD Futures	06/15/15	6	1,127,460	18,659
Hang Seng Index Futures	06/29/15	39	6,935,624	(104,028)
H-Shares Index Futures	06/29/15	16	1,455,095	(23,408)
IBEX 35 Index Futures	06/19/15	12	1,502,290	(29,842)
Lean Hogs Futures	10/14/15	1	29,370	(320)
Live Cattle Futures	06/30/15	1	60,850	80
Live Cattle Futures	08/31/15	21	1,261,240	9,470
Live Cattle Futures	10/30/15	15	911,200	6,350
Live Cattle Futures	12/31/15	10	615,360	1,340
London Mercantile Exchange Copper Forward	06/17/15	2	487,965	(187,453)
London Mercantile Exchange Copper Forward	07/15/15	2	344,023	(43,511)
London Mercantile Exchange Copper Forward	08/19/15	2	323,263	(22,563)
London Mercantile Exchange Copper Forward	09/16/15	7	1,153,331	(100,444)
London Mercantile Exchange Lead Forward	06/17/15	13	633,613	(3,113)
London Mercantile Exchange Lead Forward	07/15/15	1	62,613	(14,000)
London Mercantile Exchange Lead Forward	08/19/15	6	314,606	(22,406)
London Mercantile Exchange Zinc Forward ($)	06/17/15	12	776,253	(121,354)
London Mercantile Exchange Zinc Forward ($)	07/15/15	1	79,203	(24,641)
London Mercantile Exchange Zinc Forward ($)	08/19/15	8	465,769	(28,469)
London Mercantile Exchange Zinc Forward ($)	09/16/15	1	54,300	463

The accompanying notes are an integral part of the schedule of investments.

3

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
Low Su Gasoil G Futures	10/12/15	2	$122,250	$(2,000)
Mini HSI Index Futures	06/29/15	8	287,525	(7,255)
MSCI Singapore Exchange ETS	06/29/15	13	745,918	(17,663)
MSCI Taiwan Index	06/29/15	23	827,280	1,640
Nasdaq 100 E-Mini	06/19/15	84	7,508,000	70,480
New York Harbor Ultra-Low Sulfur Diesel Futures	06/30/15	19	1,568,965	(13,104)
New York Harbor Ultra-Low Sulfur Diesel Futures	07/31/15	1	83,345	(1,147)
New York Harbor Ultra-Low Sulfur Diesel Futures	08/31/15	1	83,882	(1,168)
New York Harbor Ultra-Low Sulfur Diesel Futures	09/30/15	2	164,102	2,486
Nikkei 225 (Chicago Mercantile Exchange)	06/11/15	7	688,025	28,250
Nikkei 225 (Osaka Securities Exchange)	06/11/15	20	3,171,494	141,562
Nikkei 225 (Singapore Exchange)	06/11/15	81	6,510,583	201,619
Nikkei 225 Mini	06/11/15	86	1,380,663	43,951
Rapeseed Euro	07/31/15	25	494,838	7,290
Rapeseed Euro	10/30/15	25	497,474	7,400
Russell 2000 Mini	06/19/15	22	2,747,160	(9,700)
S&P 500 E-Mini Futures	06/19/15	60	6,317,062	938
S&P Mid 400 E-Mini	06/19/15	14	2,137,520	(5,040)
S&P/TSX 60 IX Futures	06/18/15	13	1,853,168	(26,729)
Silver Futures	07/29/15	7	592,525	(7,990)
Silver Futures	09/28/15	2	170,525	(3,115)
Silver Futures	12/29/15	1	84,050	(120)
SPI 200 Futures	06/18/15	12	1,318,637	6,632
Topix Index Futures	06/11/15	26	3,301,591	198,872
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	09/30/15	22	4,810,109	4,797
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	10/05/15	208	24,794,805	108,320
USD/NOK Futures	06/15/15	9	875,033	24,753
USD/SEK Futures	06/15/15	2	193,632	6,644
WTI Crude Futures	07/21/15	1	61,370	(770)

			$616,383,535	$437,296

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
90-DAY Eurodollar Futures	12/19/16	200	$(49,230,543)	$(89,457)
AUD/CAD X-Rate	06/15/15	1	(152,975)	(161)
AUD/USD Currency Futures	06/15/15	80	(6,302,547)	183,347
Bank Acceptance Futures	12/19/16	174	(34,616,178)	4,366
Brent Crude Futues	07/16/15	1	(65,670)	(470)
Brent Crude Futures	08/14/15	1	(66,120)	(490)
Brent Crude Futures	12/16/15	1	(65,190)	(2,910)
CAD Currency Futures	06/16/15	63	(5,107,646)	46,856
CBOE VIX Futures	07/22/15	2	(31,550)	(100)
Coff Robusta Futures	07/31/15	32	(565,200)	42,960
Coff Robusta Futures	09/30/15	26	(464,570)	34,790
Coff Robusta Futures	11/30/15	19	(340,770)	23,090
Coffee ’C’ Futures	07/21/15	20	(981,769)	35,644
Coffee ’C’ Futures	09/18/15	29	(1,411,594)	13,069
Coffee ’C’ Futures	12/18/15	6	(320,512)	22,837
Corn Futures	07/14/15	114	(2,099,213)	95,662
Corn Futures	09/14/15	26	(501,100)	36,675
Corn Futures	12/14/15	30	(587,100)	35,100
Corn Futures	03/14/16	31	(614,938)	28,262
Cotton No.2 Futures	07/09/15	2	(63,365)	(985)
Dollar Index	06/15/15	7	(667,445)	(11,457)
E-Mini Natural Gas	07/28/15	3	(20,200)	212
E-Mini Natural Gas	08/26/15	2	(14,450)	1,075
EUR/AUD Futures	06/15/15	2	(269,446)	(5,008)

The accompanying notes are an integral part of the schedule of investments.

4

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
EUR/CAD Futures	06/15/15	4	$(547,232)	$(2,463)
EUR/CHF Futures	06/15/15	5	(686,945)	731
EUR/GBP Futures	06/15/15	11	(1,511,929)	2,283
Euro BUXL 30-Year Bond Futures	06/08/15	3	(519,868)	(13,970)
Euro E-Mini Futures	06/15/15	3	(204,937)	(994)
Euro Foreign Exchange Currency Futures	06/15/15	191	(25,964,694)	(257,218)
Euro-Bobl Futures	06/08/15	81	(11,342,746)	(120,022)
Euro-Bobl Futures	09/08/15	52	(7,437,057)	4,569
Euro-Bund Futures	06/08/15	52	(8,790,906)	(85,931)
Euro-Bund Futures	09/08/15	10	(1,705,656)	2,306
Gold 100 Oz Futures	08/27/15	8	(958,564)	6,724
Gold 100 Oz Futures	10/28/15	2	(237,260)	(880)
Gold 100 Oz Futures	12/29/15	2	(237,610)	(730)
JPN 10-Year Bond (Osaka Securities Exchange)	06/11/15	7	(8,294,243)	(31,986)
JPY Currency Futures	06/15/15	90	(9,248,435)	178,685
JPY E-Mini Futures	06/15/15	15	(782,475)	26,663
KC HRW Wheat Futures	07/14/15	23	(609,638)	36,075
KC HRW Wheat Futures	09/14/15	6	(156,525)	4,200
KC HRW Wheat Futures	12/14/15	6	(162,313)	4,887
Lean Hogs Futures	07/15/15	2	(64,460)	(2,300)
Lean Hogs Futures	08/14/15	1	(33,480)	480
London Mercantile Exchange Aluminum Forward	06/17/15	34	(1,399,430)	(52,582)
London Mercantile Exchange Aluminum Forward	07/15/15	10	(391,634)	(38,866)
London Mercantile Exchange Aluminum Forward	08/19/15	12	(484,959)	(36,441)
London Mercantile Exchange Aluminum Forward	09/16/15	37	(1,514,549)	(101,426)
London Mercantile Exchange Lead Forward	06/17/15	13	(606,015)	(24,485)
London Mercantile Exchange Lead Forward	08/19/15	6	(294,425)	2,225
London Mercantile Exchange Nickel Forward	06/17/15	3	(209,537)	(16,957)
London Mercantile Exchange Nickel Forward	07/15/15	6	(462,948)	9,492
London Mercantile Exchange Nickel Forward	08/19/15	4	(305,322)	2,586
London Mercantile Exchange Nickel Forward	09/16/15	4	(307,548)	4,464
London Mercantile Exchange Tin Forward Spot	06/17/15	3	(277,910)	44,330
London Mercantile Exchange Tin Forward Spot	07/15/15	5	(419,215)	29,490
London Mercantile Exchange Tin Forward Spot	08/19/15	5	(401,125)	11,150
London Mercantile Exchange Tin Forward Spot	09/16/15	3	(235,350)	1,230
London Mercantile Exchange Zinc Forward ($)	08/19/15	8	(441,838)	4,538
Long Gilt Futures	09/28/15	63	(11,299,153)	(43,697)
Mill Wheat Euro	12/10/15	9	(86,381)	(1,469)
Mill Wheat Euro	03/10/16	9	(87,575)	(1,510)
MXN Futures	06/15/15	9	(293,050)	1,180
Natural Gas Futures	06/26/15	23	(652,510)	44,850
Natural Gas Futures	07/29/15	4	(109,850)	3,250
Natural Gas Futures	08/27/15	3	(81,630)	1,380
Natural Gas Futures	09/28/15	3	(82,490)	1,070
Natural Gas Futures	10/28/15	1	(28,600)	300
Natural Gas Futures	11/25/15	1	(30,360)	240
Natural Gas Futures	12/29/15	1	(31,410)	230
Natural Gas Futures	01/27/16	2	(62,130)	(170)
Natural Gas Futures	02/25/16	5	(159,630)	5,780
NZD Futures	06/15/15	20	(1,480,462)	60,862
Palladium Futures	09/28/15	1	(77,250)	(460)
Platinum Futures	07/29/15	10	(566,700)	10,950
Red Wheat Futures (Minneapolis Grain Exchange)	07/14/15	5	(138,025)	5,337
Red Wheat Futures (Minneapolis Grain Exchange)	09/14/15	8	(221,462)	4,863
Red Wheat Futures (Minneapolis Grain Exchange)	12/14/15	9	(255,825)	5,850
SGX CNX Nifty	06/25/15	13	(219,172)	(1,282)
Soybean Futures	07/14/15	59	(2,814,563)	59,262
Soybean Futures	08/14/15	18	(866,237)	38,912
Soybean Futures	09/14/15	20	(951,525)	43,775

The accompanying notes are an integral part of the schedule of investments.

5

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
Soybean Futures	11/13/15	24	$(1,136,050)	$49,150
Soybean Meal Futures	07/14/15	21	(647,950)	5,980
Soybean Meal Futures	08/14/15	18	(561,900)	24,780
Soybean Meal Futures	09/14/15	23	(707,190)	28,690
Soybean Oil Futures	07/14/15	12	(225,342)	(14,634)
Soybean Oil Futures	08/14/15	2	(38,508)	(1,512)
Soybean Oil Futures	09/14/15	1	(19,260)	(738)
Sugar No. 11 (World)	06/30/15	54	(774,368)	49,818
Sugar No. 11 (World)	09/30/15	47	(682,909)	36,490
Sugar No. 11 (World)	02/29/16	30	(483,806)	27,182
U.S. Long Bond (Chicago Board of Trade)	09/21/15	27	(4,137,633)	(64,242)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	09/21/15	111	(14,136,188)	(37,125)
Wheat Futures (Chicago Board of Trade)	07/14/15	26	(648,562)	28,463
Wheat Futures (Chicago Board of Trade)	09/14/15	6	(149,912)	5,238
Wheat Futures (Chicago Board of Trade)	12/14/15	8	(206,700)	7,900
White Sugar Futures (Intercontinental Exchange)	09/15/15	19	(342,775)	11,130
White Sugar Futures (Intercontinental Exchange)	11/13/15	3	(53,390)	200
White Sugar Futures (London International Financials Futures Exchange)	07/16/15	19	(336,800)	5,155
WTI Crude Futures	06/22/15	10	(605,120)	2,120
WTI Crude Futures	09/22/15	1	(58,710)	(2,250)

			$(238,357,932)	$484,062

Total Futures Contracts			$378,025,603	$921,358

Forward foreign currency contracts outstanding as of May 31, 2015 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,049,574	USD	800,282	06/01/15	BOA	$2,169
AUD	948,016	USD	725,105	06/02/15	BOA	(300)
AUD	5,804,236	USD	4,501,883	06/17/15	BOA	(67,798)
AUD	3,309,000	USD	2,578,556	06/19/15	BOA	(50,950)
AUD	1,000,000	USD	770,468	06/29/15	BOA	(7,016)
BRL	2,581,428	USD	830,282	06/17/15	BOA	(24,462)
CAD	259,993	USD	208,046	06/01/15	BOA	1,019
CAD	1,939,138	USD	1,580,788	06/17/15	BOA	(21,883)
CAD	440,000	USD	357,848	06/19/15	BOA	(4,137)
CHF	6,175,000	USD	6,508,404	06/19/15	BOA	65,680
CHF	765,000	USD	813,307	06/29/15	BOA	1,417
CLP	45,207,711	USD	73,341	06/17/15	BOA	(307)
CZK	10,708,698	USD	428,759	06/17/15	BOA	202
EUR	499,000	JPY	67,332,141	06/29/15	BOA	5,538
EUR	961,965	USD	1,051,699	06/01/15	BOA	4,825
EUR	1,032,905	USD	1,131,726	06/02/15	BOA	2,711
EUR	5,661,962	USD	6,197,322	06/17/15	BOA	22,427
EUR	1,907,000	USD	2,047,321	06/19/15	BOA	47,602
EUR	2,100,000	USD	2,297,876	06/29/15	BOA	9,370
GBP	140,682	USD	214,956	06/01/15	BOA	62
GBP	143,024	USD	218,383	06/02/15	BOA	214
GBP	1,372,563	USD	2,098,887	06/17/15	BOA	(1,289)
GBP	4,754,000	USD	7,242,787	06/19/15	BOA	22,335

The accompanying notes are an integral part of the schedule of investments.

6

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	7,332,000	USD	11,266,504	06/29/15	BOA	$(62,450)
HUF	86,396,622	USD	315,138	06/17/15	BOA	(8,313)
INR	98,081,652	USD	1,543,660	06/17/15	BOA	(12,556)
JPY	77,828,306	USD	628,956	06/01/15	BOA	(1,890)
JPY	92,560,452	USD	747,086	06/02/15	BOA	(1,322)
JPY	430,715,957	USD	3,563,292	06/17/15	BOA	(92,247)
JPY	653,402,000	USD	5,385,136	06/19/15	BOA	(119,362)
JPY	720,068,915	USD	5,850,000	06/29/15	BOA	(46,124)
KRW	596,427,333	USD	547,211	06/17/15	BOA	(9,296)
MXN	15,844,455	USD	1,041,977	06/17/15	BOA	(14,191)
MXN	3,993,000	USD	261,308	06/19/15	BOA	(2,331)
MYR	442,482	USD	120,834	06/17/15	BOA	(291)
NOK	4,223,793	USD	538,318	06/01/15	BOA	5,198
NOK	3,203,641	USD	411,296	06/02/15	BOA	947
NOK	16,285,455	USD	2,091,456	06/17/15	BOA	3,265
NOK	103,092,766	USD	13,400,000	06/29/15	BOA	(144,136)
NZD	1,432,081	USD	1,023,419	06/02/15	BOA	(7,427)
NZD	1,952,497	USD	1,390,309	06/03/15	BOA	(5,237)
NZD	12,478,704	USD	9,274,387	06/17/15	BOA	(433,786)
NZD	2,511,000	USD	1,903,158	06/19/15	BOA	(124,561)
NZD	4,000,000	USD	2,847,459	06/29/15	BOA	(16,827)
PLN	2,809,266	USD	754,817	06/17/15	BOA	(4,553)
SEK	1,978,693	USD	233,623	06/01/15	BOA	(1,560)
SEK	3,374,571	USD	397,988	06/02/15	BOA	(2,214)
SEK	16,103,711	USD	1,906,602	06/17/15	BOA	(17,398)
SGD	852,648	USD	629,327	06/17/15	BOA	2,946
TRY	7,904,273	USD	2,981,436	06/17/15	BOA	(25,397)
TWD	12,025,860	USD	387,125	06/17/15	BOA	4,702
USD	805,913	AUD	1,049,574	06/01/15	BOA	3,462
USD	725,135	AUD	948,016	06/02/15	BOA	330
USD	4,171,167	AUD	5,411,396	06/17/15	BOA	37,188
USD	5,654,821	AUD	7,375,000	06/19/15	BOA	21,367
USD	12,531,156	AUD	16,307,000	06/29/15	BOA	81,550
USD	1,056,308	BRL	3,350,168	06/17/15	BOA	10,519
USD	208,910	CAD	259,993	06/01/15	BOA	(155)
USD	2,514,545	CAD	3,143,149	06/17/15	BOA	(12,285)
USD	3,747,401	CAD	4,597,000	06/19/15	BOA	51,918
USD	2,357,432	CAD	2,929,579	06/29/15	BOA	2,764
USD	2,719,520	CHF	2,690,000	06/19/15	BOA	(144,332)
USD	501,169	CHF	477,000	06/29/15	BOA	(6,836)
USD	79,386	CLP	49,347,037	06/17/15	BOA	(336)
USD	586,443	CZK	14,872,467	06/17/15	BOA	(9,306)
USD	1,049,398	EUR	961,965	06/01/15	BOA	(7,126)
USD	1,133,381	EUR	1,032,905	06/02/15	BOA	(1,057)
USD	7,356,113	EUR	6,786,543	06/17/15	BOA	(99,005)
USD	1,493,173	EUR	1,360,000	06/19/15	BOA	(847)
USD	215,947	GBP	140,682	06/01/15	BOA	929
USD	218,576	GBP	143,024	06/02/15	BOA	(22)
USD	2,145,863	GBP	1,422,037	06/17/15	BOA	(27,343)

The accompanying notes are an integral part of the schedule of investments.

7

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	6,123,776	GBP	4,095,000	06/19/15	BOA	$(134,254)
USD	510,533	HUF	144,068,862	06/17/15	BOA	(1,106)
USD	1,766,062	INR	113,181,692	06/17/15	BOA	(762)
USD	626,643	JPY	77,828,306	06/01/15	BOA	(423)
USD	747,247	JPY	92,560,452	06/02/15	BOA	1,483
USD	6,556,878	JPY	787,778,277	06/17/15	BOA	208,346
USD	8,450,965	JPY	1,015,367,000	06/19/15	BOA	268,111
USD	2,245,230	JPY	277,928,000	06/29/15	BOA	5,083
USD	801,383	KRW	885,005,322	06/17/15	BOA	3,201
USD	1,317,944	MXN	20,308,893	06/17/15	BOA	562
USD	1,980,066	MXN	30,482,000	06/19/15	BOA	3,078
USD	173,613	MYR	634,347	06/17/15	BOA	801
USD	544,857	NOK	4,223,793	06/01/15	BOA	1,342
USD	409,233	NOK	3,203,641	06/02/15	BOA	(3,010)
USD	1,593,285	NOK	12,487,904	06/17/15	BOA	(12,974)
USD	2,500,000	NOK	19,571,599	06/29/15	BOA	(16,553)
USD	1,036,259	NZD	1,432,081	06/02/15	BOA	20,267
USD	1,391,381	NZD	1,952,497	06/03/15	BOA	6,309
USD	6,559,527	NZD	8,934,721	06/17/15	BOA	229,679
USD	3,866,523	NZD	5,230,000	06/19/15	BOA	161,998
USD	12,921,435	NZD	17,781,000	06/29/15	BOA	338,568
USD	984,097	PLN	3,716,435	06/17/15	BOA	(8,441)
USD	232,861	SEK	1,978,693	06/01/15	BOA	797
USD	397,419	SEK	3,374,572	06/02/15	BOA	1,645
USD	3,243,524	SEK	27,669,974	06/17/15	BOA	(2,573)
USD	7,900,000	SEK	66,699,297	06/29/15	BOA	73,405
USD	2,592,000	SGD	3,441,367	06/04/15	BOA	39,359
USD	737,596	SGD	996,705	06/17/15	BOA	(1,501)
USD	509,573	SGD	690,000	06/29/15	BOA	(1,955)
USD	3,213,092	TRY	8,627,116	06/17/15	BOA	(13,276)
USD	382,768	TWD	11,872,571	06/17/15	BOA	(4,065)
USD	2,359,639	ZAR	28,702,487	06/17/15	BOA	2,217
ZAR	27,550,591	USD	2,288,580	06/17/15	BOA	(25,767)

Total Forward Foreign Currency Contracts						$(88,014)

The accompanying notes are an integral part of the schedule of investments.

8

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
PURCHASED OPTIONS — 1.0%
CALL OPTIONS PURCHASED—0.5%
Nikkei 225 Symbiotic Microfinance Index Expires 09/11/15 Strike Price 0	70	$761,673
USD JPY Currency Futures Expires 09/04/15 Strike Price 125	5,185,000	78,278

TOTAL CALL OPTIONS PURCHASED (Cost $ 456,401)		839,951

PUT OPTIONS PURCHASED—0.5%
AUD USD Currency Futures Expires 09/04/15 Strike Price 0.70	17,853,000	55,588
AUD USD Currency Futures Expires 09/04/15 Strike Price 0.65	17,853,000	11,555
AUD USD Currency Futures Expires 09/04/15 Strike Price 70	33	10,560
BP Futures Optn (IMM) Expires 06/05/15 Strike Price 145	27	169
CAD Foreign Exchange Currency Futures Expires 06/05/15 Strike Price 82.50	52	113,880
CAD MXN Currency Futures Expires 07/24/15 Strike Price 12.50	6,890,000	103,954
Crude Oil Futures Expires 06/17/15 Strike Price 58	52	45,240
EUR Foreign Exchange Currency Futures Expires 09/04/15 Strike Price 1.05	141	183,300

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS PURCHASED—(CONTINUED)
EUR Foreign Exchange Currency Futures Expires 07/02/15 Strike Price 1.10	109	$224,812
GBP USD Currency Futures Expires 06/05/15 Strike Price 1.45	4,174,000	405
Gold 100-oz Futures Expires 06/25/15 Strike Price 150	52	19,760
IMM Eurodollar Futures Expires 06/15/15 Strike Price 99.50	859	5,369
IMM Eurodollar Futures Expires 09/14/15 Strike Price 99.50	483	33,206
IMM Eurodollar Futures Expires 09/14/15 Strike Price 99	380	2,375
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.25	141	15,862
IMM Eurodollar Futures Expires 09/14/15 Strike Price 99.25	52	650
U.S. 10-Year Treasury Bond Futures Expires 06/26/15 Strike Price 126	78	19,500

TOTAL PUT OPTIONS PURCHASED (Cost $ 1,128,890)		846,185

TOTAL PURCHASED OPTIONS — 1.0% (Cost $ 1,585,291)		1,686,136

The accompanying notes are an integral part of the schedule of investments.

9

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
WRITTEN OPTIONS — (0.5)%
CALL OPTIONS WRITTEN—(0.4)%
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.25	235	$(135,125)
Nikkei 225 Symbiotic Microfinance Index Expires 09/11/15 Strike Price 0	35	(511,119)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $ 395,921)		(646,244)

PUT OPTIONS WRITTEN—(0.1)%
AUD USD Currency Futures Expires 09/04/15 Strike Price 0.65	17,853,000	(11,555)
BP Futures Optn (IMM) Expires 06/05/15 Strike Price 140	27	(169)
CAD MXN Currency Futures Expires 07/24/15 Strike Price 12	6,890,000	(19,759)
Crude Oil Futures Expires 06/17/15 Strike Price 53	52	(8,320)
EUR Foreign Exchange Currency Futures Expires 07/02/15 Strike Price 1.08	109	(122,625)

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
EUR Foreign Exchange Currency Futures Expires 09/04/15 Strike Price 1	70	$(32,375)
Eurodollar 1-Year MIDCV Expires 12/11/15 Strike Price 97.75	93	(5,231)
Eurodollar 1-Year MIDCV Expires 12/11/15 Strike Price 97.88	47	(3,819)
GBP USD Currency Futures Expires 06/05/15 Strike Price 1.40	4,174,000	(80)
IMM Eurodollar Futures Expires 09/14/15 Strike Price 98.75	452	(2,825)
IMM Eurodollar Futures Expires 06/15/15 Strike Price 99.38	57	(356)
IMM Eurodollar Futures Expires 06/15/15 Strike Price 99.13	42	(262)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $ 296,312)		(207,376)

TOTAL WRITTEN OPTIONS — (0.5)% (Premiums Received $ 692,233)		(853,620)

The accompanying notes are an integral part of the schedule of investments.

10

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2015

(UNAUDITED)

AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
BOA	Bank of America	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CZK	Czech Koruna	RBOB	Reformulated Blendstock for Oxygenate Blending
DAX	Deutscher Aktienindex	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	Korean Won

The accompanying notes are an integral part of the schedule of investments.

11

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2015, the net assets of the Subsidiary were $34,210,020, which represented 20.8% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Short-Term Investments	$116,444,489	$—	$116,444,489	$—
Commodity Contracts
Futures	1,378,122	1,378,122	—	—
Purchased Options	65,000	65,000	—	—
Equity Contracts
Futures	722,715	722,715	—	—
Purchased Options	761,673	761,673	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	1,778,907	—	1,778,907	—
Futures	691,072	691,072	—	—
Purchased Options	782,501	532,721	249,780	—
Interest Rate Contracts
Futures	523,713	523,713	—	—
Purchased Options	76,962	76,962	—	—
Total Assets	$123,225,154	$4,751,978	$118,473,176	$—

	TOTAL FAIR VALUE AT MAY 31, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(1,012,023)	$(1,012,023)	$—	$—
Written Options	(8,320)	(8,320)	—	—
Equity Contracts
Futures	(544,494)	(544,494)	—	—
Written Options	(511,119)	(511,119)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(1,866,921)	—	(1,866,921)	—
Futures	(316,097)	(316,097)	—	—
Written Options	(186,563)	(155,169)	(31,394)	—
Interest Rate Contracts
Futures	(521,650)	(521,650)	—	—
Written Options	(147,618)	(147,618)	—	—
Total Liabilities	$(5,114,805)	$(3,216,490)	$(1,898,315)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

13

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONTINUED)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2015 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives
Purchased Options	$761,673	$76,962	$782,501	$65,000	$1,686,136
Forward Contracts	—	—	1,778,907	—	1,778,907
Futures Contracts	722,715	523,713	691,072	1,378,122	3,315,622
Total Value - Assets	$1,484,388	$600,675	$3,252,480	$1,443,122	$6,780,665

	Liability Derivatives
Written Options	$(511,119)	$(147,618)	$(186,563)	$(8,320)	$(853,620)
Forward Contracts	—	—	(1,866,921)	—	(1,866,921)
Futures Contracts	(544,494)	(521,650)	(316,097)	(1,012,023)	(2,394,264)
Total Value - Liabilities	$(1,055,613)	$(669,268)	$(2,369,581)	$(1,020,343)	$(5,114,805)

For the period ended May 31, 2015, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$570,326	$(269,685)	$361,609,060	$(128,576,304)	$(103,563,612)	$103,650,864

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other

14

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONTINUED)

securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended May 31, 2015 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2014	93	$65,784
Options written	40,820,513	1,233,257
Options closed	(666)	(423,508)
Options expired	(11,901,721)	(183,300)

Options outstanding at May 31, 2015	28,918,219	$692,233

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of

15

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONCLUDED)

Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

16

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 96.1%

Advertising — 0.1%
Harte-Hanks, Inc.	46,567	$291,509
Journal Media Group, Inc.	655	5,245

		296,754

Aerospace/Defense — 0.9%
AAR Corp.	2,389	70,571
Aerojet Rocketdyne Holdings, Inc.*	4,669	96,882
Cubic Corp.	3,589	171,554
Curtiss-Wright Corp.	1,629	117,435
Kaman Corp.	1,631	69,089
KLX, Inc.*	19,418	851,285
LMI Aerospace, Inc.*	13,462	134,082
Moog, Inc., Class A*	2,464	169,104
National Presto Industries, Inc.	728	50,596
Orbital ATK, Inc.	1,778	136,054
Teledyne Technologies, Inc.*	961	97,378

		1,964,030

Agriculture — 0.1%
Andersons, Inc. (The)	1,477	65,490
Universal Corp.	1,451	74,712

		140,202

Airlines — 0.6%
Allegiant Travel Co.	1,861	293,052
Hawaiian Holdings, Inc.*	11,881	287,758
SkyWest, Inc.	8,137	120,428
Spirit Airlines, Inc.*	5,008	318,359
Virgin America, Inc.*	9,359	266,170

		1,285,767

Apparel — 2.3%
Carter’s, Inc.	5,078	524,151
Cherokee, Inc.	23,104	552,186
Crocs, Inc.*	3,870	58,205
G-III Apparel Group Ltd.*	10,763	611,984
Oxford Industries, Inc.	1,003	76,098
Rocky Brands, Inc.	32,070	614,782
Sequential Brands Group, Inc.*	24,556	343,047
Skechers U.S.A. Inc., Class A*	8,606	911,118
Steven Madden Ltd.*	13,692	517,284
Superior Uniform Group, Inc.	28,034	529,842
Unifi, Inc.*	1,244	40,455
Wolverine World Wide, Inc.	5,449	160,092

		4,939,244

Auto Parts & Equipment — 1.2%
Gentherm, Inc.*	1,214	62,230
Motorcar Parts of America, Inc.*	30,060	864,826
Remy International, Inc.	43,721	966,240
Spartan Motors, Inc.	86,360	393,802

	Number of Shares	Value

Auto Parts & Equipment — (Continued)
Standard Motor Products, Inc.	1,276	$44,877
Superior Industries International, Inc.	5,012	96,681
Titan International, Inc.	9,044	96,319

		2,524,975

Banks — 5.0%
1st Source Corp.	8,181	258,356
American River Bankshares*	48,320	455,174
Bank of Commerce Holdings	66,240	370,282
Bank of the Ozarks, Inc.	12,818	563,607
BankUnited, Inc.	11,197	376,107
Banner Corp.	1,722	77,524
BBCN Bancorp, Inc.	5,620	80,928
Central Pacific Financial Corp.	4,424	103,610
City Holding Co.	4,208	190,033
Customers Bancorp, Inc.*	15,976	400,998
CVB Financial Corp.	4,745	77,818
First BanCorp (Puerto Rico)*	14,781	90,460
First Citizens BancShares, Inc., Class A	779	187,817
First Financial Bancorp	7,350	127,669
First Financial Bankshares, Inc.	4,122	124,196
First Midwest Bancorp, Inc.	3,881	68,927
First Security Group, Inc.*	105,630	256,681
FNB Corp.	13,275	179,080
Glacier Bancorp, Inc.	4,882	137,379
Hilltop Holdings, Inc.*	17,770	387,919
Home BancShares, Inc.	5,717	195,007
International Bancshares Corp.	6,819	177,976
MB Financial, Inc.	2,529	81,484
National Penn Bancshares, Inc.	10,089	107,952
Northrim BanCorp, Inc.	18,690	456,971
Orrstown Financial Services, Inc.	22,250	383,813
Pacific Continental Corp.	32,970	424,324
Pacific Mercantile Bancorp*	75,860	549,226
Park Sterling Corp.	87,040	577,946
Premier Financial Bancorp, Inc.	34,150	518,397
PrivateBancorp, Inc.	2,852	108,747
S&T Bancorp, Inc.	3,937	106,653
Signature Bank*	3,357	468,805
Southside Bancshares, Inc.	2,023	54,327
Suffolk Bancorp	18,180	438,502
Susquehanna Bancshares, Inc.	13,349	185,418
Texas Capital Bancshares, Inc.*	2,307	125,501
Tompkins Financial Corp.	1,660	84,660
TrustCo Bank Corp.	10,035	67,837
UMB Financial Corp.	2,519	130,459
United Bankshares, Inc.	2,652	100,405

The accompanying notes are an integral part of the portfolio of investments.

1

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Banks — (Continued)
Western Alliance Bancorp*	12,692	$397,894
Wilshire Bancorp, Inc.	40,323	445,166
Wintrust Financial Corp.	5,459	273,496

		10,975,531

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A*	293	77,288
Craft Brew Alliance, Inc.*	36,456	392,267
Farmer Bros Co.*	33,759	828,783
Reed’s, Inc.*	50,029	304,677

		1,603,015

Biotechnology — 4.6%
Acorda Therapeutics, Inc.*	2,262	68,946
Alder Biopharmaceuticals, Inc.*	7,784	330,976
AMAG Pharmaceuticals, Inc.*	4,355	303,021
Bellicum Pharmaceuticals, Inc.*	6,382	157,891
BioCryst Pharmaceuticals, Inc.*	24,062	269,735
Bluebird Bio, Inc.*	3,958	768,841
Blueprint Medicines Corp.*	16,219	465,323
Cambrex Corp.*	1,943	77,759
Dynavax Technologies Corp.*	23,952	545,387
Emergent BioSolutions, Inc.*	2,245	71,526
Five Prime Therapeutics, Inc.*	16,595	425,496
Harvard Bioscience, Inc.*	61,569	344,786
Ligand Pharmaceuticals, Inc.*	1,187	104,587
Loxo Oncology, Inc.*	13,385	165,171
MacroGenics, Inc.*	16,715	540,730
Medicines Co., (The)*	4,827	136,894
Momenta Pharmaceuticals, Inc.*	5,303	105,265
Myriad Genetics, Inc.*	13,909	472,211
NeoGenomics, Inc.*	157,196	837,855
NewLink Genetics Corp.*	7,336	316,548
Pfenex, Inc.*	20,444	388,027
Repligen Corp.*	32,730	1,334,075
Rigel Pharmaceuticals, Inc.*	29,786	103,953
Sage Therapeutics, Inc.*	7,805	584,360
Spark Therapeutics, Inc.*	6,640	488,970
Sunesis Pharmaceuticals, Inc.*	82,244	194,918
Synageva BioPharma Corp.*	1,941	414,229

		10,017,480

Building Materials — 2.3%
AAON, Inc.	3,281	77,661
Apogee Enterprises, Inc.	11,443	614,832
Boise Cascade Co.*	2,196	77,826
Caesarstone Sdot-Yam Ltd. (Israel)	6,329	391,259
Drew Industries, Inc.	1,629	100,021
Gibraltar Industries, Inc.*	4,141	74,207
Griffon Corp.	4,619	73,765

	Number of Shares	Value

Building Materials — (Continued)
Headwaters, Inc.*	4,288	$81,386
NCI Building Systems, Inc.*	18,630	279,077
Patrick Industries, Inc.*	13,182	788,284
PGT, Inc.*	80,022	957,063
Quanex Building Products Corp.	2,595	46,165
Simpson Manufacturing Co., Inc.	4,180	141,786
Stock Building Supply Holdings, Inc.*	19,812	331,059
Universal Forest Products, Inc.	1,696	93,891
US Concrete, Inc.*	23,931	904,353

		5,032,635

Chemicals — 1.6%
A. Schulman, Inc.	1,350	57,739
American Vanguard Corp.	17,203	237,058
Balchem Corp.	1,142	64,477
Codexis, Inc.*	65,260	270,176
Cytec Industries, Inc.	7,145	432,201
Hawkins, Inc.	6,889	280,796
HB Fuller Co.	2,609	109,865
Innophos Holdings, Inc.	1,242	64,721
KMG Chemicals, Inc.	18,340	544,881
Koppers Holdings, Inc.	1,642	42,396
Kraton Performance Polymers, Inc.*	3,213	76,309
Landec Corp.*	74,529	1,065,019
OM Group, Inc.	2,104	55,840
Quaker Chemical Corp.	932	79,574
Rayonier Advanced Materials, Inc.	2,427	40,021
Stepan Co.	2,701	138,993

		3,560,066

Coal — 0.0%
SunCoke Energy, Inc.	5,229	85,024

Commercial Services — 7.4%
ABM Industries, Inc.	2,589	83,987
Albany Molecular Research, Inc.*	4,052	81,648
AMN Healthcare Services, Inc.*	52,644	1,399,804
ARC Document Solutions, Inc.*	49,230	368,733
Ascent Capital Group, Inc., Class A*	8,416	339,417
Barrett Business Services, Inc.	19,390	698,234
Brink’s Co. (The)	27,055	864,678
Cardtronics, Inc.*	2,550	93,075
CRA International, Inc.*	9,354	258,451
Cross Country Healthcare, Inc.*	100,906	1,071,622
Electro Rent Corp.	35,190	361,401
ExamWorks Group, Inc.*	1,501	61,361
Green Dot Corp., Class A*	5,621	82,348

The accompanying notes are an integral part of the portfolio of investments.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Commercial Services — (Continued)
Hackett Group, Inc. (The)	73,169	$865,589
Healthcare Services Group, Inc.	15,187	458,799
Heartland Payment Systems, Inc.	1,233	65,904
Heidrick & Struggles International, Inc.	16,632	418,128
Insperity, Inc.	1,146	60,302
Kelly Services, Inc., Class A	26,375	409,340
Korn/Ferry International	3,049	97,842
LendingTree, Inc.*	15,515	919,419
Liberty Tax, Inc.	10,410	247,550
Matthews International Corp., Class A	1,608	79,837
Medifast, Inc.*	14,600	469,974
Monro Muffler Brake, Inc.	1,564	92,292
Monster Worldwide, Inc.*	8,469	51,407
Multi-Color Corp.	9,386	601,173
Neff Corp., Class A*	17,793	182,556
Nord Anglia Education, Inc. (Cayman Islands)*	15,186	393,317
NV5 Holdings, Inc.*	6,090	138,974
On Assignment, Inc.*	3,035	113,782
PAREXEL International Corp.*	2,736	181,862
Patriot National, Inc.*	20,821	334,177
Paylocity Holding Corp.*	18,682	625,473
PFSweb, Inc.*	58,839	870,229
Resources Connection, Inc.	3,737	58,634
SFX Entertainment, Inc.*	28,747	139,998
Sotheby’s	16,665	747,092
SP Plus Corp.*	38,814	942,404
Team Health Holdings, Inc.*	5,488	320,938
TrueBlue, Inc.*	2,701	76,924
Viad Corp.	1,391	37,334
WEX, Inc.*	3,131	355,024

		16,121,033

Computers — 5.0%
CACI International, Inc., Class A*	1,559	133,482
Computer Services, Inc.	16,069	682,933
Convergys Corp.	28,439	706,140
Datalink Corp.*	70,320	649,757
Digimarc Corp.*	11,026	340,593
Dot Hill Systems Corp.*	125,400	882,816
DST Systems, Inc.	2,104	249,114
Electronics For Imaging, Inc.*	1,897	82,007
EPAM Systems, Inc.*	6,636	477,195
ExlService Holdings, Inc.*	1,497	53,742
Globant SA (Luxembourg)*	40,606	1,057,380
Icad, Inc.*	52,592	231,931

	Number of Shares	Value

Computers — (Continued)
IGATE Corp.*	2,721	$129,275
Insight Enterprises, Inc.*	3,352	98,314
Manhattan Associates, Inc.*	12,890	707,016
MAXIMUS, Inc.	3,243	211,995
Mercury Systems, Inc.*	24,521	334,711
MTS Systems Corp.	711	48,376
NetScout Systems, Inc.*	2,208	88,497
PAR Technology Corp.*	31,180	126,903
Qualys, Inc.*	7,219	293,958
Qumu Corp.*	23,459	177,115
Radisys Corp.*	106,210	308,009
Silicon Graphics International Corp.*	31,432	201,793
Silver Spring Networks, Inc.*	16,608	227,031
Super Micro Computer, Inc.*	17,384	581,669
Sykes Enterprises, Inc.*	15,818	383,270
Synaptics, Inc.*	7,181	715,515
TeleTech Holdings, Inc.	3,501	88,995
Virtusa Corp.*	1,029	46,820
Vocera Communications, Inc.*	25,883	281,348
Xplore Technologies Corp.*	65,188	406,773

		11,004,473

Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	1,921	64,219

Distribution/Wholesale — 0.5%
Houston Wire & Cable Co.	21,879	195,817
Huttig Building Products, Inc.*	18,983	64,922
Pool Corp.	2,106	139,586
Rentrak Corp.*	8,891	603,788
ScanSource, Inc.*	1,575	61,267

		1,065,380

Diversified Financial Services — 2.6%
Blackhawk Network Holdings, Inc., Class B*	29,443	1,012,839
Ellie Mae, Inc.*	15,376	972,071
Encore Capital Group, Inc.*	1,939	76,998
Enova International, Inc.*	—	8
Evercore Partners, Inc., Class A	2,877	146,641
Financial Engines, Inc.	3,401	145,903
FNFV Group*	51,981	798,428
Greenhill & Co., Inc.	1,843	71,766
Hennessy Advisors, Inc.	14,130	274,970
Interactive Brokers Group, Inc., Class A	3,063	109,349
Investment Technology Group, Inc.	2,365	63,524
JMP Group, LLC	53,160	397,105
MarketAxess Holdings, Inc.	2,439	215,730
PRA Group, Inc.*	6,210	352,480

The accompanying notes are an integral part of the portfolio of investments.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Diversified Financial Services — (Continued)
Silvercrest Asset Management Group, Inc., Class A	19,466	$253,058
Stifel Financial Corp.*	2,852	151,898
WageWorks, Inc.*	6,354	272,460
Westwood Holdings Group, Inc.	4,923	279,380

		5,594,608

Electric — 0.3%
ALLETE, Inc.	2,195	110,518
Avista Corp.	1,633	52,256
El Paso Electric Co.	1,475	53,646
NorthWestern Corp.	2,629	136,761
UIL Holdings Corp.	3,856	195,461

		548,642

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc.*	2,466	70,330
Encore Wire Corp.	3,347	146,197
Energous Corp.*	17,498	140,509
EnerSys	3,907	260,362
General Cable Corp.	6,009	113,510
Highpower International, Inc.*	63,644	281,306
Insteel Industries, Inc.	20,500	406,925
Littelfuse, Inc.	1,184	114,493
Powell Industries, Inc.	3,097	112,359
PowerSecure International, Inc.*	23,780	354,084

		2,000,075

Electronics — 2.2%
Badger Meter, Inc.	1,318	85,037
Benchmark Electronics, Inc.*	3,636	84,501
Brady Corp., Class A	2,753	69,651
Coherent, Inc.*	1,772	110,289
CTS Corp.	2,929	55,212
ESCO Technologies, Inc.	1,906	71,094
II-VI, Inc.*	3,812	71,170
IMAX Corp. (Canada)*	12,339	497,755
Ituran Location and Control Ltd. (Israel)	14,761	343,193
Knowles Corp.*	12,136	234,832
Methode Electronics, Inc.	1,743	81,799
Napco Security Technologies, Inc.*	44,741	243,838
Newport Corp.*	3,175	59,976
OSI Systems, Inc.*	1,315	94,996
Plexus Corp.*	1,246	56,668
Rofin-Sinar Technologies, Inc.*	1,929	54,880
Rogers Corp.*	991	71,600
TASER International, Inc.*	24,711	780,374
Tech Data Corp.*	11,750	741,660
Vishay Intertechnology, Inc.	26,926	350,577

	Number of Shares	Value

Electronics — (Continued)
ZAGG, Inc.*	75,370	$701,695

		4,860,797

Energy-Alternate Sources — 0.1%
Green Plains, Inc.	3,200	105,152

Engineering & Construction — 0.8%
Aegion Corp.*	3,291	58,646
Comfort Systems USA, Inc.	34,162	766,937
Dycom Industries, Inc.*	2,682	154,429
EMCOR Group, Inc.	4,741	215,099
Exponent, Inc.	695	59,158
MYR Group, Inc.*	13,345	395,012
Sterling Construction Co., Inc.*	45,020	178,279

		1,827,560

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A	13,423	388,059
International Speedway Corp., Class A	27,548	1,025,612
Marriott Vacations Worldwide Corp.	2,258	199,336
Pinnacle Entertainment, Inc.*	3,069	113,461

		1,726,468

Environmental Control — 0.6%
Clean Harbors, Inc.*	10,157	572,245
Tetra Tech, Inc.	3,198	83,660
US Ecology, Inc.	15,739	725,725

		1,381,630

Food — 1.6%
Amira Nature Foods Ltd. (British Virgin Islands)*	51,279	484,587
B&G Foods, Inc.	2,592	80,196
Calavo Growers, Inc.	5,606	282,823
Cal-Maine Foods, Inc.	1,158	65,647
Darling Ingredients, Inc.*	27,338	429,206
Diamond Foods, Inc.*	1,830	52,082
Ingles Markets, Inc., Class A	4,742	231,789
Inventure Foods, Inc.*	27,127	257,707
J&J Snack Foods Corp.	681	73,412
John B Sanfilippo & Son, Inc.	7,043	356,446
Lifeway Foods, Inc.*	13,858	247,504
Pinnacle Foods, Inc.	9,900	417,285
Sanderson Farms, Inc.	876	71,420
Snyder’s-Lance, Inc.	3,587	107,144
SpartanNash Co.	2,028	63,395
Village Super Market, Inc., Class A	11,594	371,240

		3,591,883

The accompanying notes are an integral part of the portfolio of investments.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Forest Products & Paper — 0.2%
Deltic Timber Corp.	1,562	$100,811
Neenah Paper, Inc.	1,352	81,512
PH Glatfelter Co.	5,074	119,188
Schweitzer-Mauduit International, Inc.	1,186	47,867

		349,378

Gas — 0.3%
Laclede Group, Inc. (The)	2,649	141,748
New Jersey Resources Corp.	3,980	119,679
Piedmont Natural Gas Co., Inc.	4,888	182,274
South Jersey Industries, Inc.	5,550	146,465
Southwest Gas Corp.	1,068	58,163

		648,329

Hand / Machine Tools — 0.2%
Hardinge, Inc.	44,300	474,010

Healthcare-Products — 4.9%
Abaxis, Inc.	989	52,526
ABIOMED, Inc.*	1,897	113,289
Affymetrix, Inc.*	5,381	63,119
Alpha Pro Tech Ltd.*	110,399	262,750
Alphatec Holdings, Inc.*	142,840	192,834
Analogic Corp.	858	72,595
AtriCure, Inc.*	37,977	871,192
Avinger, Inc.*	15,287	178,552
Cantel Medical Corp.	1,814	84,460
Cardiovascular Systems, Inc.*	5,694	159,318
Cepheid*	6,504	358,826
CONMED Corp.	1,664	92,419
Cyberonics, Inc.*	1,406	89,998
Cynosure, Inc., Class A*	26,928	961,330
Digirad Corp.	69,985	282,040
Greatbatch, Inc.*	1,228	63,831
Haemonetics Corp.*	2,900	119,828
Hanger, Inc.*	3,657	84,074
ICU Medical, Inc.*	771	74,787
Integra LifeSciences Holdings Corp.*	1,544	103,710
Intersect ENT, Inc.*	14,812	351,637
K2M Group Holdings, Inc.*	38,812	1,014,546
LDR Holding Corp.*	23,672	959,189
LeMaitre Vascular, Inc.	24,820	251,675
Masimo Corp.*	3,409	119,656
Mazor Robotics Ltd., ADR (Israel)*	27,142	354,475
Merit Medical Systems, Inc.*	2,635	54,176
NanoString Technologies, Inc.*	12,922	181,425
Natus Medical, Inc.*	1,325	51,754
NuVasive, Inc.*	1,845	93,265
OraSure Technologies, Inc.*	39,240	242,896

	Number of Shares	Value

Healthcare-Products — (Continued)
Oxford Immunotec Global PLC (United Kingdom)*	13,808	$189,170
PhotoMedex, Inc.*	46,750	79,943
Spectranetics Corp. (The)*	9,008	223,669
Synergetics USA, Inc.*	102,870	454,685
Trinity Biotech PLC, ADR (Ireland)	31,477	544,552
Vascular Solutions, Inc.*	9,932	324,081
West Pharmaceutical Services, Inc.	9,987	540,696
Zeltiq Aesthetics, Inc.*	12,509	343,497

		10,656,465

Healthcare-Services — 2.0%
AAC Holdings, Inc.*	13,755	534,519
Acadia Healthcare Co., Inc.*	5,736	425,267
Addus HomeCare Corp.*	10,084	282,453
Air Methods Corp.*	1,304	54,977
Almost Family, Inc.*	7,160	274,944
Amedisys, Inc.*	2,217	68,771
Amsurg Corp.*	2,682	180,606
Bio-Reference Laboratories, Inc.*	1,492	49,564
Cancer Genetics, Inc.*	24,757	273,565
Centene Corp.*	9,662	727,935
Chemed Corp.	621	77,122
Ensign Group, Inc. (The)	930	43,124
Healthways, Inc.*	3,189	48,345
IPC Healthcare, Inc.*	1,552	76,622
Kindred Healthcare, Inc.	4,102	93,977
LHC Group, Inc.*	1,302	47,862
Magellan Health, Inc.*	1,372	92,788
Molina Healthcare, Inc.*	2,020	146,935
Providence Service Corp. (The)*	927	44,552
Psychemedics Corp.	19,581	288,624
Select Medical Holdings Corp.	3,778	61,770
Surgical Care Affiliates, Inc.*	11,874	451,093

		4,345,415

Holding Companies-Diversified — 0.1%
Levy Acquisition Corp.*	14,784	238,762

Home Builders — 0.8%
Cavco Industries, Inc.*	5,995	434,817
Installed Building Products, Inc.*	12,175	261,032
Meritage Homes Corp.*	2,475	108,553
Ryland Group, Inc. (The)	3,091	130,038
Standard Pacific Corp.*	5,926	48,830
UCP, Inc., Class A*	28,040	229,087
William Lyon Homes, Class A*	15,356	347,506
Winnebago Industries, Inc.	4,609	100,154

		1,660,017

The accompanying notes are an integral part of the portfolio of investments.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Home Furnishings — 0.9%
American Woodmark Corp.*	5,760	$295,719
Bassett Furniture Industries, Inc.	10,888	308,784
Daktronics, Inc.	34,180	368,460
DTS, Inc.*	1,271	40,329
Ethan Allen Interiors, Inc.	1,676	42,068
Hooker Furniture Corp.	17,192	434,442
iRobot Corp.*	2,573	82,207
La-Z-Boy, Inc.	3,067	81,367
Select Comfort Corp.*	3,684	114,757
Skullcandy, Inc.*	33,210	249,075

		2,017,208

Household Products / Wares — 0.4%
Acme United Corp.	15,608	280,944
SodaStream International Ltd. (Israel)*	28,460	603,352
WD-40 Co.	995	83,948

		968,244

Housewares — 0.3%
Lifetime Brands, Inc.	38,150	554,320
Toro Co. (The)	2,674	182,875

		737,195

Insurance — 1.6%
American Equity Investment Life Holding Co.	3,576	90,866
Atlas Financial Holdings, Inc. (Cayman Islands)*	17,239	324,266
Employers Holdings, Inc.	3,729	84,350
Federated National Holding Co.	11,266	289,311
Hallmark Financial Services, Inc.*	51,140	567,654
HCI Group, Inc.	903	39,037
Horace Mann Educators Corp.	3,432	118,129
Infinity Property & Casualty Corp.	1,164	84,215
Meadowbrook Insurance Group, Inc.	6,122	52,159
Montpelier Re Holdings Ltd. (Bermuda)	2,088	79,490
Navigators Group, Inc. (The)*	2,053	159,354
ProAssurance Corp.	2,565	115,887
RLI Corp.	1,478	71,934
Selective Insurance Group, Inc.	3,866	104,807
Stewart Information Services Corp.	982	36,894
Universal Insurance Holdings, Inc.	2,126	54,277

	Number of Shares	Value

Insurance — (Continued)
White Mountains Insurance Group Ltd. (Bermuda)	1,948	$1,264,720

		3,537,350

Internet — 3.5%
8x8, Inc.*	54,682	456,048
Blucora, Inc.*	4,421	70,117
Blue Nile, Inc.*	2,037	56,242
Chegg, Inc.*	49,758	378,658
comScore, Inc.*	9,686	548,034
ePlus, Inc.*	11,166	867,040
FTD Cos, Inc.*	1,304	35,899
GrubHub, Inc.*	8,946	360,703
j2 Global, Inc.	2,243	148,958
magicJack VocalTec Ltd. (Israel)*	59,470	490,628
NIC, Inc.	3,334	56,178
Perficient, Inc.*	2,095	39,637
Q2 Holdings, Inc.*	18,569	440,271
QuinStreet, Inc.*	35,376	209,780
Reis, Inc.	16,435	356,968
RingCentral, Inc., Class A*	24,452	417,885
Stamps.com, Inc.*	9,915	667,180
TeleCommunication Systems, Inc., Class A*	196,450	628,640
TheStreet, Inc.	121,509	236,943
Tucows, Inc., Class A*	9,785	266,739
Yodlee, Inc.*	39,022	559,575
Zendesk, Inc.*	16,850	388,056

		7,680,179

Investment Companies — 0.5%
Capital Southwest Corp.	14,428	720,101
MCG Capital Corp.	72,960	342,912

		1,063,013

Iron / Steel — 0.0%
AK Steel Holding Corp.*	12,534	65,929

Leisure Time — 0.7%
Arctic Cat, Inc.	13,235	437,814
Callaway Golf Co.	17,099	161,415
Malibu Boats, Inc., Class A*	10,283	215,634
Nautilus, Inc.*	22,073	466,182
Performance Sports Group Ltd. (Canada)*	9,943	195,678
Town Sports International Holdings, Inc.	39,620	133,123

		1,609,846

Lodging — 0.4%
Boyd Gaming Corp.*	4,776	68,345
Interval Leisure Group, Inc.	2,465	64,139

The accompanying notes are an integral part of the portfolio of investments.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Lodging — (Continued)
Marcus Corp. (The)	17,175	$336,630
Monarch Casino & Resort, Inc.*	25,673	497,543

		966,657

Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,337	96,635

Machinery-Diversified — 0.9%
Albany International Corp., Class A	1,361	53,868
Cognex Corp.	4,214	212,681
Columbus McKinnon Corp.	14,830	338,272
DXP Enterprises, Inc.*	1,621	66,477
Hurco Cos, Inc.	14,880	497,438
Manitex International, Inc.*	40,810	316,278
Twin Disc, Inc.	32,273	575,428

		2,060,442

Media — 0.1%
EW Scripps Co. (The), Class A	2,619	61,363
Scholastic Corp.	1,251	55,607

		116,970

Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	13,562	393,840
CIRCOR International, Inc.	1,084	57,799
Dynamic Materials Corp.	17,430	193,473
Mueller Industries, Inc.	2,467	86,000
NN, Inc.	33,436	911,131
RTI International Metals, Inc.*	2,995	105,634

		1,747,877

Mining — 0.5%
A-Mark Precious Metals, Inc.	26,581	286,809
Globe Specialty Metals, Inc.	5,480	105,928
Kaiser Aluminum Corp.	1,268	102,873
Materion Corp.	1,502	55,859
Stillwater Mining Co.*	5,696	82,535
United States Lime & Minerals, Inc.	5,185	307,937
US Silica Holdings, Inc.	2,585	79,747

		1,021,688

Miscellaneous Manufacturing — 1.1%
Actuant Corp., Class A	2,972	69,842
Barnes Group, Inc.	3,127	125,893
CLARCOR, Inc.	6,052	372,864
EnPro Industries, Inc.	1,721	104,086
Federal Signal Corp.	4,418	65,740
Hillenbrand, Inc.	2,153	66,140
John Bean Technologies Corp.	2,493	93,662
LSB Industries, Inc.*	1,372	58,351
Lydall, Inc.*	18,568	508,949

	Number of Shares	Value

Miscellaneous Manufacturing — (Continued)
Myers Industries, Inc.	13,911	$240,521
Proto Labs, Inc.*	5,421	375,025
Smith & Wesson Holding Corp.*	22,712	334,094
Sturm Ruger & Co., Inc.	1,620	87,059

		2,502,226

Office Furnishings — 0.2%
Interface, Inc.	5,654	121,731
Knoll, Inc.	17,709	403,057

		524,788

Oil & Gas — 1.4%
Bonanza Creek Energy, Inc.*	6,885	143,070
Carrizo Oil & Gas, Inc.*	2,057	103,179
Diamondback Energy, Inc.*	4,485	348,978
Evolution Petroleum Corp.	76,221	525,925
Gran Tierra Energy, Inc.*	107,610	312,069
Jones Energy, Inc., Class A*	25,768	250,207
PDC Energy, Inc.*	8,921	532,048
RSP Permian, Inc.*	13,837	394,078
Stone Energy Corp.*	4,017	54,551
Synergy Resources Corp.*	20,682	238,050
WPX Energy, Inc.*	14,958	192,809

		3,094,964

Oil & Gas Services — 0.9%
Bristow Group, Inc.	1,139	66,062
C&J Energy Services Ltd. (Bermuda)*	3,996	60,060
CARBO Ceramics, Inc.	1,126	48,024
Exterran Holdings, Inc.	2,940	97,196
Mitcham Industries, Inc.*	27,894	115,760
Natural Gas Services Group, Inc.*	27,350	660,503
Newpark Resources, Inc.*	8,952	75,913
PHI, Inc., Non Voting Shares*	6,424	209,037
Profire Energy, Inc.*	122,580	169,160
SEACOR Holdings, Inc.*	2,410	168,989
Tesco Corp. (Canada)	10,511	126,342
TETRA Technologies, Inc.*	9,639	60,629

		1,857,675

Packaging & Containers — 0.3%
AEP Industries, Inc.*	8,940	447,268
KapStone Paper and Packaging Corp.	3,537	95,322

		542,590

Pharmaceuticals — 4.6%
Akorn, Inc.*	4,232	194,249
Aquinox Pharmaceuticals, Inc.*	11,380	89,902
Cempra, Inc.*	10,047	368,825
Depomed, Inc.*	19,422	405,143

The accompanying notes are an integral part of the portfolio of investments.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Pharmaceuticals — (Continued)
DexCom, Inc.*	6,696	$480,237
Diplomat Pharmacy, Inc.*	11,255	435,006
Eagle Pharmaceuticals, Inc.*	2,945	213,895
Egalet Corp.*	12,634	125,329
Esperion Therapeutics, Inc.*	5,475	588,618
Foamix Pharmaceuticals Ltd. (Israel)*	36,306	453,462
Heron Therapeutics, Inc.*	13,013	257,137
Impax Laboratories, Inc.*	3,480	163,595
Imprimis Pharmaceuticals, Inc.*	36,105	306,893
Intra-Cellular Therapies, Inc.*	19,501	511,901
Mirati Therapeutics, Inc.*	12,405	454,767
Neogen Corp.*	1,733	81,000
Nevro Corp.*	7,853	399,168
Omega Protein Corp.*	3,746	51,508
Owens & Minor, Inc.	16,450	548,114
PharMerica Corp.*	2,116	70,378
Prestige Brands Holdings, Inc.*	4,121	180,994
Raptor Pharmaceutical Corp.*	32,724	402,832
Receptos, Inc.*	3,103	511,654
Regulus Therapeutics, Inc.*	11,469	161,942
Relypsa, Inc.*	8,380	308,300
Sagent Pharmaceuticals, Inc.*	1,360	30,369
Sorrento Therapeutics, Inc.*	12,457	171,782
Sucampo Pharmaceuticals, Inc., Class A*	13,744	223,065
Supernus Pharmaceuticals, Inc.* .	29,829	424,168
Tetraphase Pharmaceuticals, Inc.*	13,937	597,619
uniQure NV (Netherlands)*	17,165	493,322
Xencor, Inc.*	17,127	310,684

		10,015,858

Real Estate — 0.7%
HFF, Inc., Class A	12,723	511,973
Marcus & Millichap, Inc.*	22,727	1,066,124

		1,578,097

REITS — 1.4%
Acadia Realty Trust	3,174	98,457
Agree Realty Corp.	5,460	165,493
American Assets Trust, Inc.	2,447	96,289
Associated Estates Realty Corp.	3,390	96,920
Cedar Realty Trust, Inc.	12,473	84,193
Chesapeake Lodging Trust	2,718	84,448
CoreSite Realty Corp.	1,355	63,956
Cousins Properties, Inc.	10,842	104,625
DiamondRock Hospitality Co.	9,265	122,020
EastGroup Properties, Inc.	2,368	131,732
EPR Properties	2,549	147,001
Franklin Street Properties Corp.	14,148	164,258

	Number of Shares	Value

REITS — (Continued)
GEO Group, Inc. (The)	9,440	$358,059
Getty Realty Corp.	7,662	128,951
Healthcare Realty Trust, Inc.	4,931	117,456
Kite Realty Group Trust	4,313	116,667
Lexington Realty Trust	4,303	39,502
LTC Properties, Inc.	2,216	93,271
Medical Properties Trust, Inc.	11,100	150,516
Omega Healthcare Investors, Inc.	1,492	53,764
Pennsylvania Real Estate Investment Trust	5,900	131,688
Post Properties, Inc.	2,005	113,904
PS Business Parks, Inc.	1,372	100,293
Sabra Health Care REIT, Inc.	2,029	53,768
Saul Centers, Inc.	501	25,235
Sovran Self Storage, Inc.	1,313	119,759
Universal Health Realty Income Trust	1,755	84,065

		3,046,290

Retail — 7.5%
Ascena Retail Group, Inc.*	29,712	439,143
Barnes & Noble, Inc.*	2,744	64,539
Big 5 Sporting Goods Corp.	49,440	718,363
Biglari Holdings, Inc.*	2,036	719,298
BJ’s Restaurants, Inc.*	1,254	57,408
Bob Evans Farms, Inc.	1,265	58,101
Boot Barn Holdings, Inc.*	13,895	339,872
Buffalo Wild Wings, Inc.*	3,291	502,437
Build-A-Bear Workshop, Inc.*	23,610	379,885
Burlington Stores, Inc.*	6,592	347,860
Cabela’s, Inc.*	7,111	362,661
Caleres, Inc.	2,536	78,438
Carrols Restaurant Group, Inc.*	45,685	457,764
Casey’s General Stores, Inc.	1,888	164,615
Cato Corp. (The), Class A	1,302	48,552
Children’s Place, Inc. (The)	6,748	441,319
Christopher & Banks Corp.*	74,790	429,295
Chuy’s Holdings, Inc.*	18,166	472,134
Citi Trends, Inc.*	7,016	168,735
Cosi, Inc.*	107,408	256,705
Cracker Barrel Old Country Store, Inc.	1,050	148,134
Dave & Buster’s Entertainment, Inc.*	5,994	189,590
Denny’s Corp.*	16,831	175,547
DineEquity, Inc.	907	88,523
Finish Line, Inc. (The), Class A	2,711	70,947
First Cash Financial Services, Inc.*	1,257	58,564

The accompanying notes are an integral part of the portfolio of investments.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Retail — (Continued)
Francesca’s Holdings Corp.*	2,877	$45,083
Fred’s, Inc., Class A	2,762	48,390
Genesco, Inc.*	1,225	81,083
Good Times Restaurants, Inc.*	38,138	350,107
Gordmans Stores, Inc.*	134,310	741,391
Group 1 Automotive, Inc.	894	73,585
Hibbett Sports, Inc.*	1,910	88,910
Jack in the Box, Inc.	6,721	583,450
Kate Spade & Co.*	11,488	284,673
Kirkland’s, Inc.	13,414	352,386
Kona Grill, Inc.*	33,942	689,701
Lithia Motors, Inc., Class A	1,495	159,143
Lumber Liquidators Holdings, Inc.*	1,874	38,230
MarineMax, Inc.*	46,983	1,123,833
Men’s Wearhouse, Inc. (The)	3,502	203,151
New York & Co., Inc.*	82,500	209,550
Outerwall, Inc.	6,634	508,562
Papa John’s International, Inc.	1,415	97,225
PC Connection, Inc.	22,140	551,729
PCM, Inc.*	42,420	411,050
Pep Boys-Manny Moe & Jack (The)*	8,204	83,107
Popeyes Louisiana Kitchen, Inc.*	1,425	79,244
Rave Restaurant Group, Inc.*	18,882	246,032
Red Robin Gourmet Burgers, Inc.*	711	59,290
Regis Corp.*	3,439	55,574
Restoration Hardware Holdings, Inc.*	4,088	371,844
Ruby Tuesday, Inc.*	59,454	370,993
Ruth’s Hospitality Group, Inc.	3,265	48,093
Shoe Carnival, Inc.	11,471	317,058
Sonic Corp.	2,998	90,360
Stage Stores, Inc.	17,293	279,974
Texas Roadhouse, Inc.	2,804	98,196
TravelCenters of America, LLC*	17,349	273,073
Vitamin Shoppe, Inc.*	1,288	51,134

		16,303,633

Savings & Loans — 0.5%
Astoria Financial Corp.	5,686	74,543
Banc of California, Inc.	45,800	594,026
Brookline Bancorp, Inc.	9,875	108,032
Dime Community Bancshares, Inc.	8,292	135,906
Sterling Bancorp	6,871	92,827

		1,005,334

	Number of Shares	Value

Semiconductors — 4.1%
Ambarella, Inc. (Cayman Islands)*	10,183	$918,608
Amtech Systems, Inc.*	50,840	568,900
AXT, Inc.*	118,690	300,286
Brooks Automation, Inc.	4,536	50,985
Cabot Microelectronics Corp.*	1,174	54,215
Cavium, Inc.*	6,244	439,390
CEVA, Inc.*	11,443	235,039
Cirrus Logic, Inc.*	3,525	133,069
Cohu, Inc.	42,110	564,695
Diodes, Inc.*	2,819	74,647
Integrated Silicon Solution, Inc.	31,810	652,741
IPG Photonics Corp.*	4,197	398,043
M/A-COM Technology Solutions Holdings, Inc.*	13,249	505,582
Microsemi Corp.*	4,990	181,586
MKS Instruments, Inc.	2,066	77,909
Monolithic Power Systems, Inc.	9,733	531,422
Nanometrics, Inc.*	2,355	36,597
Nova Measuring Instruments Ltd. (Israel)*	13,256	162,253
Power Integrations, Inc.	2,268	115,124
QLogic Corp.*	5,584	86,664
Qorvo, Inc.*	—	34
Rovi Corp.*	39,948	669,528
Rubicon Technology, Inc.*	62,780	168,878
Rudolph Technologies, Inc.*	60,431	769,891
Silicon Motion Technology Corp., ADR (Cayman Islands)	6,422	227,724
Tessera Technologies, Inc.	2,426	93,522
Tower Semiconductor Ltd. (Israel)*	14,682	226,543
Ultra Clean Holdings, Inc.*	84,290	545,356
Ultratech, Inc.*	4,709	93,897
Veeco Instruments, Inc.*	2,397	72,581

		8,955,709

Software — 5.5%
2U, Inc.*	8,492	235,738
American Software, Inc., Class A	27,472	241,479
Benefitfocus, Inc.*	11,199	401,820
Blackbaud, Inc.	2,160	110,722
Bottomline Technologies, Inc.*	3,324	87,521
BroadSoft, Inc.*	6,863	250,568
Callidus Software, Inc.*	112,826	1,615,668
CSG Systems International, Inc.	39,930	1,245,416
Cvent, Inc.*	14,813	390,471
Dealertrack Technologies, Inc.*	1,802	75,143
Ebix, Inc.	2,006	71,414
inContact, Inc.*	36,959	359,241

The accompanying notes are an integral part of the portfolio of investments.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Software — (Continued)
InnerWorkings, Inc.*	69,440	$441,638
Interactive Intelligence Group, Inc.*	2,413	104,314
MAM Software Group, Inc.*	51,015	285,174
ManTech International Corp., Class A	1,634	46,536
MedAssets, Inc.*	2,535	52,905
Medidata Solutions, Inc.*	3,734	216,609
MicroStrategy, Inc., Class A*	492	86,582
Model N, Inc.*	23,490	271,544
Omnicell, Inc.*	2,250	83,205
Paycom Software, Inc.*	34,360	1,194,353
Progress Software Corp.*	4,675	123,093
Proofpoint, Inc.*	14,243	842,188
QAD, Inc., Class A	22,678	542,004
Qlik Technologies, Inc.*	12,792	462,687
Quality Systems, Inc.	6,661	105,510
Radware Ltd. (Israel)*	18,672	440,846
Rally Software Development Corp.*	14,527	282,114
Simulations Plus, Inc.	52,779	311,396
Synchronoss Technologies, Inc.*	1,988	87,552
SYNNEX Corp.	1,242	102,676
Take-Two Interactive Software, Inc.*	3,989	109,179
Tangoe, Inc.*	3,661	46,531
Tyler Technologies, Inc.*	3,117	378,653
Verint Systems, Inc.*	6,158	398,238

		12,100,728

Storage / Warehousing — 0.0%
Mobile Mini, Inc.	2,220	88,090

Telecommunications — 2.7%
ADTRAN, Inc.	3,302	56,860
Anixter International, Inc.*	1,246	84,728
Atlantic Tele-Network, Inc.	8,469	567,847
General Communication, Inc., Class A*	4,528	72,765
Gigamon, Inc.*	23,020	708,096
GTT Communications, Inc.*	34,765	765,873
Harmonic, Inc.*	6,829	46,505
Infinera Corp.*	20,951	432,429
Ixia*	6,177	77,707
LogMeIn, Inc.*	1,382	87,716
NeoPhotonics Corp.*	55,990	464,717
NETGEAR, Inc.*	2,291	70,998
NeuStar, Inc., Class A*	24,470	668,520
ORBCOMM, Inc.*	46,298	316,678
Sonus Networks, Inc.*	36,379	284,848
Spok Holdings, Inc.	2,865	49,708

	Number of Shares	Value

Telecommunications — (Continued)
Telenav, Inc.*	29,390	$265,392
Telephone & Data Systems, Inc.	26,953	800,235
ViaSat, Inc.*	2,125	133,854

		5,955,476

Textiles — 0.9%
Culp, Inc.	10,348	272,670
Dixie Group, Inc. (The)*	29,022	281,513
G&K Services, Inc., Class A	1,071	74,627
UniFirst Corp.	12,363	1,413,214

		2,042,024

Transportation — 2.4%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	13,677	194,487
Air Transport Services Group, Inc.*	33,887	356,491
ArcBest Corp.	1,325	45,302
Atlas Air Worldwide Holdings, Inc.*	2,112	115,062
Celadon Group, Inc.	10,428	243,180
Covenant Transportation Group, Inc., Class A*	7,348	227,127
Echo Global Logistics, Inc.*	13,845	445,532
Forward Air Corp.	4,342	225,220
Hornbeck Offshore Services, Inc.*	8,544	190,104
Hub Group, Inc., Class A*	3,609	153,094
Knight Transportation, Inc.	1,893	54,140
Marten Transport Ltd.	24,409	553,596
Matson, Inc.	2,740	110,367
Old Dominion Freight Line, Inc.*	6,029	410,032
PAM Transportation Services, Inc.*	14,480	877,054
Swift Transportation Co.*	14,434	335,879
Teekay Tankers Ltd., Class A (Marshall Islands)	60,693	409,678
UTi Worldwide, Inc. (British Virgin Islands)*	5,463	52,554
Werner Enterprises, Inc.	5,237	144,122

		5,143,021

Trucking & Leasing — 0.2%
General Finance Corp.*	58,609	321,763

The accompanying notes are an integral part of the portfolio of investments.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Water — 0.4%
American States Water Co.	2,811	$108,027
PICO Holdings, Inc.*	43,798	692,446

		800,473

TOTAL COMMON STOCKS (Cost $190,479,552)		210,256,991

TOTAL INVESTMENTS - 96.1% (Cost $190,479,552)**		210,256,991

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		8,495,753

NET ASSETS - 100.0%		$218,752,744

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$190,479,552

Gross unrealized appreciation	$26,454,310
Gross unrealized depreciation	(6,676,871)

Net unrealized appreciation	$19,777,439

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

11

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments

May 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Altair Smaller Companies Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$210,256,991	$210,256,991	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

12

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—99.1%
Commercial Services—2.9%
Civeo Corp.	336,253	$1,345,012
Groupon, Inc. *	700	4,466
Insperity, Inc.	21,589	1,136,013
KAR Auction Services, Inc.	35,561	1,325,003
Manpowergroup, Inc.	14,953	1,265,771
Multi-Color Corp.	10,040	643,062
Willdan Group, Inc. *	16,568	237,916

		5,957,243

Communications—0.2%
Inteliquent, Inc.	21,015	370,494

Consumer Durables—3.4%
Arctic Cat, Inc.	53,501	1,769,813
Bassett Furniture Industries, Inc.	7,024	199,201
Cooper Tire & Rubber Co.	46,867	1,720,488
Fuel Systems Solutions, Inc. *	14,628	119,511
Movado Group, Inc.	13,609	356,011
Nautilus, Inc. *	53,414	1,128,104
Select Comfort Corp. *	54,886	1,709,699

		7,002,827

Consumer Non-Durables—1.9%
John B. Sanfilippo & Son, Inc.	3,794	192,014
Mannatech, Inc. *	1,012	21,232
Natural Health Trends Corp. *	17,474	590,621
Phibro Animal Health Corp., Class A	179	6,199
Skechers U.S.A., Inc., Class A *	28,443	3,011,260

		3,821,326

Consumer Services—4.8%
Ascent Capital Group, Inc., Class A *	2,074	83,644
Career Education Corp. *	58,536	220,681
CTC Media, Inc.	61,467	196,694
Denny’s Corp. *	62,603	652,949
Houghton Mifflin Harcourt Co. *	71,351	1,882,239
Jack in the Box, Inc.	23,752	2,061,911
K12, Inc. *	33,262	455,357
Marriott Vacations Worldwide Corp.	25,772	2,275,152
McClatchy Co., (The), Class A *	742	809
MoneyGram International, Inc. *	63,212	614,421
NutriSystem, Inc.	6,654	151,445
Penn National Gaming, Inc. *	35,800	595,354
Radio One, Inc., Class D *	3,403	11,978
Steiner Leisure Ltd. *	13,383	656,570

		9,859,204

	Number Of Shares	Value
Distribution Services—2.4%
Core-Mark Holding Co., Inc.	50,646	$2,720,197
HD Supply Holdings, Inc. *	55,183	1,790,688
SpartanNash Co.	5,929	185,340
Veritiv Corp. *	2,596	107,448

		4,803,673

Electronic Technology—8.2%
Allied Motion Technologies, Inc.	4,607	144,107
Avid Technology, Inc. *	14,739	262,502
Checkpoint Systems, Inc.	2,694	26,320
Cohu, Inc.	7,619	102,171
EchoStar Corp., Class A *	35,272	1,767,127
FormFactor, Inc. *	130,282	1,212,925
Huntington Ingalls Industries, Inc.	11,017	1,365,998
Integrated Device Technology, Inc. *	149,277	3,531,147
InterDigital, Inc.	10,913	639,829
Mattson Technology, Inc. *	77,027	300,405
Methode Electronics, Inc.	17,848	837,607
Multi-Fineline Electronix Inc. *	3,223	80,768
NeoPhotonics Corp. *	34,879	289,496
Planar Systems, Inc. *	6,550	28,362
Qorvo, Inc. *	21,521	1,767,950
Sigma Designs, Inc. *	24,484	209,828
Silicon Motion Technology Corp., ADR	8,930	316,658
Skyworks Solutions, Inc.	24,539	2,683,585
Tessera Technologies, Inc.	29,295	1,129,322
Tower Semiconductor Ltd. *	5,129	79,140

		16,775,247

Energy Minerals—2.8%
Contango Oil & Gas Co. *	71,908	990,892
Enerplus Corp.	186,291	1,793,982
Penn West Petroleum Ltd.	339,177	664,787
Stone Energy Corp. *	2,700	36,666
WPX Energy, Inc. *	165,183	2,129,209

		5,615,536

Finance—19.9%
Aircastle, Ltd.	61,292	1,486,944
AMERCO, Inc.	3,815	1,255,135
Assured Guaranty Ltd.	42,776	1,222,966
Calamos Asset Management, Inc., Class A	52,615	644,534
Cash America International, Inc.	70,068	1,883,428
Central Pacific Financial Corp.	77,982	1,826,338
CNinsure, Inc., ADR *	5,669	45,862
eHealth, Inc. *	78,977	1,029,860

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

	Number Of Shares	Value
Finance—(continued)
Employers Holdings, Inc.	54,435	$1,231,320
Enova International, Inc. *	62,195	1,212,803
ePlus, Inc. *	16,276	1,263,831
First BanCorp Puerto Rico *	282,569	1,729,322
First Horizon National Corp.	121,014	1,786,167
Gain Capital Holdings, Inc.	48,790	453,747
Genworth Financial, Inc., Class A *	227,456	1,806,001
Heartland Financial USA Inc.	18,781	640,056
Heritage Insurance Holdings Inc.	2,100	44,100
HFF, Inc., Class A	216	8,692
Infinity Property & Casualty Corp.	984	71,192
Interactive Brokers Group, Inc., Class A	51,410	1,835,337
INTL. FCStone, Inc. *	10,050	352,454
Investment Technology Group, Inc.	79,366	2,131,771
James River Group Holdings, Ltd.	2,200	51,722
Janus Capital Group, Inc.	99,072	1,798,157
Legg Mason, Inc.	24,041	1,282,828
Maiden Holdings, Ltd.	45,541	636,663
Manning & Napier, Inc.	27,335	302,325
MBIA, Inc. *	216,318	1,951,188
Navigators Group, Inc., (The) *	21,503	1,669,063
OM Asset Management, Plc.	1,302	25,350
Phoenix Cos, Inc. (The) *	6,546	113,311
Piper Jaffray Cos., Inc. *	7,648	362,668
Reinsurance Group of America, Inc.	24,449	2,287,204
Selective Insurance Group, Inc.	62,648	1,698,387
SLM Corp. *	22,400	229,824
Springleaf Holdings, Inc. *	44,548	2,116,921
Universal Insurance Holdings, Inc.	411	10,493
WisdomTree Investments, Inc.	90,262	1,927,996

		40,425,960

Health Services—4.1%
Alliance HealthCare Services, Inc. *	2,212	40,679
Almost Family Inc.*	7,493	287,731
Health Net, Inc. *	48,716	3,032,084
INC Research Holdings, Inc., Class A *	28,806	996,400
Merge Healthcare, Inc. *	77,418	353,026
Molina Healthcare, Inc. *	27,859	2,026,464
RadNet, Inc. *	11,367	73,999
VCA , Inc. *	29,664	1,556,173

		8,366,556

Health Technology—11.5%
ABIOMED, Inc. *	25,325	1,512,409

	Number Of Shares	Value
Health Technology—(continued)
Affymetrix, Inc. *	121,116	$1,420,691
Akebia Therapeutics, Inc. *	1,962	15,421
Alere, Inc. *	9,892	510,229
Anacor Pharmaceuticals, Inc. *	23,281	1,658,073
Assembly Biosciences, Inc. *	4,462	74,337
Atrion Corp.	574	215,181
Bio-Rad Laboratories, Inc., Class A *	10,405	1,502,170
Cempra, Inc. *	55,864	2,050,767
China Biologic Products, Inc. *	321	35,897
Cytokinetics, Inc. *	2,312	14,727
DexCom Inc.*	23,100	1,656,732
Enzo Biochem, Inc. *	8,577	20,842
Enzon Pharmaceuticals, Inc.	58,661	76,846
Five Prime Therapeutics, Inc. *	3,658	93,791
ICON PLC *	44,351	2,877,049
ICU Medical Inc.*	9,713	942,161
Infinity Pharmaceuticals, Inc. *	23,294	301,890
Luminex Corp. *	19,418	325,640
Merit Medical Systems, Inc. *	7,461	153,398
Momenta Pharmaceuticals, Inc. *	27,482	545,518
Natus Medical, Inc. *	26,485	1,034,504
NewLink Genetics Corp. *	43,590	1,880,908
OraSure Technologies, Inc. *	159,251	985,764
Orthofix International, N.V. *	9,095	298,043
Recro Pharma, Inc. *	13,114	114,748
Rigel Pharmaceuticals Inc.*	80,957	282,540
SciClone Pharmaceuticals, Inc. *	22,518	208,517
Sucampo Pharmaceuticals, Inc., Class A *	44,692	725,351
Syneron Medical Ltd *	2,848	29,762
United Therapeutics Corp. *	9,972	1,832,056

		23,395,962

Industrial Services—5.1%
Aegean Marine Petroleum Network, Inc.	35,893	510,398
Dycom Industries, Inc. *	25,890	1,490,746
Gulfmark Offshore, Inc.	142,442	1,912,996
Helix Energy Solutions Group, Inc. *	103,059	1,614,935
InVivo Therapeutics Holdings Corp. *	803	10,736
Matrix Service Co. *	10,001	168,717
MYR Group, Inc. *	15,137	448,055
Nabors Industries Ltd.	104,641	1,543,455
Pacific Drilling SA *	59,900	224,625
Parker Drilling Co. *	359,604	1,219,058

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

	Number Of Shares	Value
Industrial Services—(continued)
Pioneer Energy Services Corp. *	187,161	$1,313,870

		10,457,591

Non-Energy Minerals—3.3%
AngloGold Ashanti Ltd., SP ADR *	199,212	1,908,451
Century Aluminum Co. *	143,660	1,606,119
Dominion Diamond Corp.	50,004	935,075
Gerdau SA, SP ADR	230,931	639,679
Gold Fields Ltd., SP ADR	373,639	1,274,109
Schnitzer Steel Industries, Inc., Class A	18,490	331,156

		6,694,589

Process Industries—3.1%
Argan, Inc.	40,148	1,436,495
Berry Plastics Group, Inc. *	45,615	1,526,734
Braskem SA, SP ADR	25,198	204,608
Cambrex Corp. *	40,536	1,622,251
Cosan, Ltd. Class A	144,014	894,327
Kraton Performance Polymers, Inc. *	7,616	180,880
Mercer International, Inc. *	22,241	315,377
ZAGG, Inc. *	5,574	51,894

		6,232,566

Producer Manufacturing—8.1%
Allison Transmission Holdings, Inc.	46,281	1,416,199
American Axle & Manufacturing Holdings, Inc. *	70,932	1,781,103
American Woodmark Corp. *	13,934	715,372
Broadwind Energy, Inc. *	6,850	25,962
Chart Industries, Inc. *	58,296	1,892,288
Continental Building Products, Inc. *	50,579	1,127,912
Core Molding Technologies, Inc. *	6,701	174,293
Federal Signal Corp.	103,005	1,532,714
Global Brass & Copper Holdings, Inc.	1,927	33,202
Interface, Inc.	46,023	990,875
ITT Corp.	42,045	1,794,481
Kadant, Inc.	13,357	629,115
KMG Chemicals, Inc.	1,625	48,279
SL Industries, Inc. *	166	6,310
Tower International, Inc. *	49,908	1,372,969
Visteon Corp. *	14,068	1,540,727
Wabash National Corp. *	109,996	1,489,346

		16,571,147

Retail Trade—5.8%
American Eagle Outfitters	107,172	1,754,406
AutoNation, Inc. *	20,100	1,254,441

	Number Of Shares	Value
Retail Trade—(continued)
Build-A-Bear Workshop, Inc. *	6,388	$102,783
Burlington Stores, Inc. *	30,824	1,626,582
Cia Brasileira de Distribuicao, SP PRF ADR	44,785	1,200,686
Citi Trends, Inc. *	53,865	1,295,453
CST Brands, Inc.	17,702	704,009
Express, Inc. *	2,477	43,694
Ingles Markets, Inc., Class A	13,443	657,094
Murphy USA, Inc. *	47,420	2,761,267
Shoe Carnival, Inc.	14,984	414,158
Tilly’s, Inc. Class A *	1,112	10,720

		11,825,293

Technology Services—9.1%
Carbonite, Inc. *	14	154
CDW Corp.	53,545	1,986,520
ChinaCache International Holdings, Ltd. SP ADR *	4,825	63,883
comScore, Inc. *	15,177	858,715
DST Systems, Inc.	16,800	1,989,120
Earthlink Holdings Corp.	65,356	453,571
EnerNOC, Inc. *	8,378	80,596
Gigamon, Inc. *	26,914	827,875
Infoblox, Inc. *	75,019	1,949,744
LogMein, Inc. *	31,170	1,978,360
Manhattan Associates, Inc. *	31,598	1,733,150
Marchex, Inc., Class B	18,907	91,888
MicroStrategy, Inc., Class A *	1,776	312,540
Net 1 UEPS Technologies, Inc. *	21,657	314,027
NICE Systems Ltd., SP ADR	14,006	878,176
Progress Software Corp. *	23,271	612,725
Quality Systems, Inc.	112,340	1,779,466
Rovi Corp. *	37,366	626,254
Sohu.com, Inc. *	26,101	1,662,112
Sykes Enterprises, Inc. *	8,451	204,768
Tucows, Inc. *	3,455	94,183

		18,497,827

Transportation—2.3%
Air Transport Services Group, Inc. *	489	5,144
Atlas Air Worldwide Holdings, Inc. *	31,624	1,722,876
Covenant Transport, Inc., Class A *	19,739	610,132
Jetblue Airways Corp. *	99,023	1,996,304
PAM Transportation Services, Inc. *	2,624	158,936

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2015 (UNAUDITED)

	Number Of Shares	Value
Transportation—(continued)
USA Truck, Inc. *	11,421	$263,140

		4,756,532

Utilities—0.2%
Ormat Technologies, Inc.	2,933	108,814
Pampa Energia SA, SP ADR *	15,334	217,436

		326,250

TOTAL COMMON STOCKS (Cost $188,074,715)		201,755,823

Short-Term Investment—1.1%
BofA Cash Reserves Fund	2,259,350	2,259,350

TOTAL SHORT-TERM INVESTMENT (Cost $2,259,350)		2,259,350

Total Investments—100.2% (Cost $190,334,065) **		204,015,173

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(373,304)

NET ASSETS—100.0%		$203,641,869

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$190,334,065

Gross unrealized appreciation	$25,540,768
Gross unrealized depreciation	(11,859,660)

Net unrealized appreciation	$13,681,108

ADR	— American Depositary Receipt.
PLC	— Public Limited Company
PRF	— Preferred
SP ADR	— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2015 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$204,015,173	$204,015,173	$—	$—

* See Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

May 31, 2015 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—97.0%

Basic Industries—4.1%
Cloud Peak Energy, Inc. *	229,860	$1,326,286
Graphic Packaging Holding Co.	433,550	6,173,752
Orchids Paper Products Co.	67,040	1,508,400
PolyOne Corp.	20,919	813,540
Schweitzer-Mauduit International, Inc.	42,040	1,696,734
Sensient Technologies Corp.	13,075	885,178

		12,403,890

Capital Goods—13.4%
Actuant Corp., Class A	28,280	664,580
Aegion Corp. *	77,785	1,386,129
Ampco-Pittsburgh Corp.	23,505	387,833
Brady Corp., Class A	64,178	1,623,703
Cabot Corp.	36,450	1,511,582
Cubic Corp.	33,410	1,596,998
Curtiss-Wright Corp.	25,465	1,835,772
Drew Industries, Inc.	65,690	4,033,366
Globe Specialty Metals, Inc.	112,180	2,168,439
Granite Construction, Inc.	44,110	1,581,344
Hillenbrand, Inc.	44,500	1,367,040
Huntington Ingalls Industries, Inc.	6,560	813,374
LSB Industries, Inc. *	39,420	1,676,533
MRC Global, Inc. *	83,200	1,273,792
Mueller Industries, Inc.	28,115	980,089
Orion Marine Group, Inc. *	169,980	1,276,550
Rofin-Sinar Technologies, Inc. *	35,360	1,005,992
Stock Building Supply Holdings, Inc. *	109,620	1,831,750
Terex Corp.	123,640	3,057,617
WESCO International, Inc. *	52,205	3,751,451
World Fuel Services Corp.	131,887	6,598,307

		40,422,241

Consumer Durables—3.8%
Strattec Security Corp.	11,815	815,353
Tempur Sealy International, Inc. *	51,730	3,082,591
Thor Industries, Inc.	60,695	3,707,858
Tower International, Inc. *	84,815	2,333,261
Winnebago Industries, Inc.	72,635	1,578,359

		11,517,422

	Number of Shares	Value

Consumer Non-Durables—4.0%
Blyth, Inc. *	115,925	$811,475
Fresh Del Monte Produce, Inc.	36,065	1,357,487
Matthews International Corp., Class A	15,425	765,851
Nu Skin Enterprises, Inc., Class A (a)	40,355	2,041,963
Skechers U.S.A., Inc., Class A *	15,525	1,643,632
Steven Madden Ltd. *	53,517	2,021,872
Take-Two Interactive Software, Inc. *	71,715	1,962,840
Universal Corp.	28,285	1,456,395

		12,061,515

Consumer Services—20.3%
Abercrombie & Fitch Co., Class A	113,870	2,330,919
ABM Industries, Inc.	74,980	2,432,351
American Eagle Outfitters, Inc.	201,420	3,297,245
Apollo Education Group, Inc. *	52,350	867,963
Ascena Retail Group, Inc. *	84,715	1,252,088
Booz Allen Hamilton Holding Corp.	67,525	1,711,759
Brink’s Co., (The)	46,956	1,500,714
CBIZ, Inc. *	77,660	704,376
Civeo Corp.	277,345	1,109,380
Ennis, Inc.	30,960	520,747
Finish Line, Inc., (The), Class A	160,370	4,196,883
FTD Cos, Inc. *	60,845	1,675,063
FTI Consulting, Inc. *	48,630	1,911,159
G&K Services, Inc., Class A	26,142	1,821,575
Group 1 Automotive, Inc.	25,990	2,139,237
Heidrick & Struggles International, Inc.	56,310	1,415,633
ICF International, Inc. *	40,345	1,443,544
International Speedway Corp., Class A	58,053	2,161,313
KAR Auction Services, Inc.	87,230	3,250,190
Knoll, Inc.	68,053	1,548,886
Korn/Ferry International	26,700	856,803
Live Nation Entertainment, Inc. *	34,725	993,135
MAXIMUS, Inc.	34,005	2,222,907
Men’s Wearhouse, Inc., (The)	78,940	4,579,309
Navigant Consulting, Inc. *	175,635	2,390,392
Papa Murphy’s Holdings Inc. *	174,461	2,997,240

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
Rent-A-Center, Inc.	45,020	$1,361,855
RPX Corp. *	151,205	2,405,672
Starz, Class A *	42,925	1,801,133
Steiner Leisure Ltd. *	11,455	561,982
Tetra Tech, Inc.	74,065	1,937,540
Viad Corp.	21,215	569,411
XO Group, Inc. *	61,855	1,004,525

		60,972,929

Energy—2.5%
Contango Oil & Gas Co. *	15,680	216,070
Forum Energy Technologies, Inc. *	63,270	1,312,220
Helix Energy Solutions Group, Inc. *	122,610	1,921,299
Parsley Energy, Inc., Class A *	141,630	2,477,109
Western Refining, Inc.	34,430	1,514,231

		7,440,929

Finance—19.0%
Ameris Bancorp	34,203	861,574
AMERISAFE, Inc.	26,775	1,144,364
Apollo Investment Corp. (a)	95,975	753,404
BBCN Bancorp, Inc.	193,550	2,787,120
Centerstate Banks, Inc.	79,255	981,969
Columbia Banking System, Inc.	40,975	1,237,855
Essent Group Ltd. *	85,365	2,177,661
Federal Agricultural Mortgage Corp., Class C	83,720	2,643,040
Fifth Street Finance Corp.	133,940	929,544
First American Financial Corp.	140,290	5,009,756
First Citizens Bancshares, Inc., Class A	4,860	1,171,746
First NBC Bank Holding Co. *	48,340	1,643,077
FirstMerit Corp.	91,851	1,803,954
Flushing Financial Corp.	38,875	753,398
Gladstone Capital Corp. (a)	22,720	181,306
Global Indemnity PLC *	20,658	567,269
Heritage Financial Corp.	50,010	855,671
Infinity Property & Casualty Corp.	16,200	1,172,070
James Rivers Group Holdings, LTD.	60,224	1,415,866
Maiden Holdings Ltd.	232,705	3,253,216

	Number of Shares	Value

Finance—(continued)
Nationstar Mortgage Holdings, Inc. * (a)	112,610	$2,220,669
Navigators Group, Inc., (The) *	12,905	1,001,686
Nelnet, Inc., Class A	56,991	2,342,900
OneBeacon Insurance Group Ltd.	89,585	1,290,024
Park Sterling Corp.	63,425	421,142
PHH Corp. *	106,590	2,940,818
Radian Group, Inc. (a)	99,095	1,775,782
RCS Capital Corp., Class A (a)	133,295	1,042,367
Safety Insurance Group, Inc.	14,630	816,354
Stancorp Financial Group, Inc.	20,240	1,502,213
Stewart Information Services Corp.	95,200	3,576,664
Symetra Financial Corp.	112,440	2,750,282
Walker & Dunlop, Inc. *	135,145	3,327,270
Washington Federal, Inc.	41,520	917,592

		57,269,623

Health Care—10.5%
Amsurg Corp. *	30,630	2,062,624
Chemed Corp. (a)	24,015	2,982,423
Hanger, Inc. *	64,660	1,486,533
ICON PLC *	33,010	2,141,359
Integra LifeSciences Holdings Corp. *	42,930	2,883,608
Kindred Healthcare, Inc.	120,187	2,753,484
LHC Group, Inc. *	25,030	920,103
LifePoint Hospitals, Inc. *	21,840	1,644,334
Omnicell, Inc. *	37,145	1,373,622
Owens & Minor, Inc.	38,572	1,285,219
PAREXEL International Corp. *	32,340	2,149,640
Select Medical Holdings Corp.	129,510	2,117,489
Symmetry Surgical, Inc. *	189,531	1,673,561
Thoratec Corp. *	52,925	2,402,266
U.S. Physical Therapy, Inc.	77,781	3,878,161

		31,754,426

Real Estate Investment Trusts—8.4%
Altisource Residential Corp., Class B	37,515	672,269
American Capital Mortgage Investment Corp.	42,510	742,650
American Residential Properties, Inc. *	104,630	1,940,887

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Anworth Mortgage Asset Corp.	178,342	$927,378
Ares Commercial Real Estate Corp.	157,285	1,832,370
Chatham Lodging Trust	85,015	2,375,319
Colony Financial, Inc.	32,350	830,101
CYS Investments, Inc.	317,080	2,837,866
Gladstone Commercial Corp.	26,180	453,699
Hatteras Financial Corp.	134,235	2,410,861
MFA Financial, Inc.	417,480	3,314,791
Monmouth Real Estate Investment Corp., Class A	102,330	986,461
QTS Realty Trust, Inc.	23,515	875,463
Silver Bay Realty Trust Corp.	60,552	934,923
Two Harbors Investment Corp.	381,610	4,079,411

		25,214,449

Technology—9.1%
Bel Fuse, Inc., Class B	83,804	1,877,210
Belden, Inc.	58,515	4,939,836
Brooks Automation, Inc.	65,390	734,984
Coherent, Inc. *	21,885	1,362,122
Convergys Corp.,	39,260	974,826
EnerSys, Inc.	69,115	4,605,824
Insight Enterprises, Inc. *	28,350	831,506
Magnachip Semiconductor Corp. *	61,695	442,353
NETGEAR, Inc. *	41,915	1,298,946
PC Connection, Inc.	17,600	438,592
Qorvo Inc. *	1	50
Sykes Enterprises, Inc. *	119,165	2,887,368
SYNNEX Corp.	60,240	4,980,041
TeleTech Holdings, Inc.	40,955	1,041,076
Teradyne, Inc.	40,120	848,538

		27,263,272

Transportation—1.5%
Diana Shipping, Inc. * (a)	57,210	367,288
Landstar System, Inc.	12,465	815,211
Quality Distribution, Inc. *	63,070	997,767
Virgin America, Inc. * (a)	78,880	2,243,347

		4,423,613

Utilities—0.4%
PNM Resources, Inc.	50,260	1,336,413

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $224,481,573)		292,080,722

SECURITIES LENDING COLLATERAL—3.2%
BlackRock Liquidity TempFund, Institutional Shares	9,618,457	$9,618,457

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,618,457)		9,618,457

TOTAL INVESTMENTS—100.2% (Cost $234,100,030) **		301,699,179

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(663,192)

NET ASSETS—100.0%		$301,035,987

PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At May 31, 2015, the market value of securities on loan was $9,304,837.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$234,100,030

Gross unrealized appreciation	$78,748,129
Gross unrealized depreciation	(11,148,980)

Net unrealized appreciation	$67,599,149

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (Unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$292,080,722	$292,080,722	$—	$—
Securities Lending Collateral	9,618,457	9,618,457	—	—

Total Assets	$301,699,179	$301,699,179	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—113.5%
COMMON STOCK—110.4%
Basic Industries—10.1%
AEP Industries, Inc. * †	150,407	$7,524,853
Agnico Eagle Mines Ltd.	53,181	1,710,833
American Vanguard Corp. †	422,668	5,824,365
Avery Dennison Corp. †	150,979	9,347,110
Cloud Peak Energy, Inc. * †	339,770	1,960,473
Constellium NV, Class A *	95,103	1,295,303
Crown Holdings, Inc. * †	97,854	5,410,348
Eastman Chemical Co. †	72,044	5,530,818
Freeport-McMoRan Copper & Gold, Inc. †	171,252	3,365,102
Greif, Inc., Class B †	39,678	1,797,017
Koppers Holdings, Inc. †	193,792	5,003,709
Monsanto Co. †	35,119	4,108,221
Owens-Illinois, Inc. * †	112,655	2,692,455
Pan American Silver Corp.	144,531	1,364,373
POSCO - ADR	41,924	2,295,758
Reliance Steel & Aluminum Co. †	82,811	5,283,342
Royal Gold Inc. †	15,986	1,035,413
Universal Stainless & Alloy
Products, Inc. *	55,539	1,002,479

		66,551,972

Capital Goods—11.4%
Actuant Corp., Class A †	116,741	2,743,414
AECOM Technology Corp. * †	178,499	5,895,822
Alamo Group, Inc. †	102,494	5,429,107
Babcock & Wilcox Co., (The) †	135,842	4,522,180
Cemex SAB de CV ADR * †	328,410	3,054,214
Chicago Bridge & Iron Co. NV † (a)	69,811	3,787,945
Commercial Metals Co. †	179,373	2,882,524
Crane Co. †	45,723	2,767,613
Fluor Corp. †	60,731	3,414,297
Global Brass & Copper Holdings, Inc. †	344,124	5,929,257
Great Lakes Dredge & Dock Corp. *	346,730	1,927,819
Joy Global, Inc. †	61,122	2,380,091
LSB Industries, Inc. * †	68,230	2,901,822
Orion Marine Group, Inc. * †	285,476	2,143,925
Pentair PLC	33,918	2,171,770
Precision Castparts Corp.	9,906	2,096,407
Preformed Line Products Co.	31,456	1,194,070

	Number of Shares	Value

Capital Goods—(continued)
Rofin-Sinar Technologies, Inc. * †	189,434	$5,389,397
Safran SA - ADR †	184,834	3,269,713
Wesco Aircraft Holdings Inc. * †	290,130	4,282,319
WESCO International, Inc. * †	55,117	3,960,708
World Fuel Services Corp. †	68,509	3,427,505

		75,571,919

Communications—7.6%
Alaska Communications Systems Group, Inc. *	780,605	1,889,064
AOL, Inc. †	67,766	3,388,978
Blucora, Inc. * †	502,123	7,963,671
Comcast Corp., Class A †	80,157	4,685,978
Discovery Communications, Inc. * †	175,631	5,522,717
Etsy, Inc. * (a)	83,678	1,402,443
Hawaiian Telcom Holdco, Inc. * †	268,064	6,784,700
IAC/InterActiveCorp. †	48,736	3,658,612
Iridium Communications, Inc. * (a)	803,644	8,317,715
Monster Worldwide, Inc. *	283,795	1,722,636
NTELOS Holdings Corp.	168,341	1,456,150
Tremor Video, Inc. *	58,051	156,157
Verisign, Inc. * †	54,901	3,469,194

		50,418,015

Consumer Durables—2.4%
Cooper-Standard Holding, Inc. * †	58,437	3,656,403
Dorel Industries, Inc., Class B	110,125	2,970,071
Helen of Troy Ltd. * †	37,385	3,270,814
Tenneco, Inc. * †	100,451	5,898,483

		15,795,771

Consumer Non-Durables—4.2%
Boulevard Acquisition, Corp. * †	286,900	3,230,494
Leucadia National Corp. †	234,763	5,782,213
Levy Acquisition, Corp. * † (a)	426,005	6,879,981
Levy Acquisition, Corp. *	7,106	136,009
Remy International, Inc.	71,564	1,581,569
Unilever NV †	105,721	4,514,287
Universal Corp. †	112,801	5,808,123

		27,932,676

Consumer Services—16.4%
Barnes & Noble, Inc. * †	362,030	8,514,946
Cenveo, Inc. * (a)	717,931	1,794,828
Civeo Corp.	219,973	879,892
CVS Health Corp. †	73,316	7,506,092

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
Destination Maternity Corp.	193,903	$2,130,994
Ennis, Inc. †	119,897	2,016,668
FTD Cos, Inc. * †	99,006	2,725,635
Genesco, Inc. *	38,203	2,528,657
GNC Holdings, Inc., Class A †	68,599	3,055,399
H&R Block, Inc. †	131,159	4,161,675
International Speedway Corp., Class A †	333,172	12,403,994
ITE Group PLC	582,911	1,701,657
Liberty Interactive Corp., Class A * †	120,342	3,365,966
Liberty Ventures, Series A * †	17,109	710,036
New Oriental Education & Technology Group. - Sponsored ADR * †	142,168	3,387,863
Outerwall, Inc. † (a) #	52,172	3,999,506
Overstock.com, Inc. * † (a)	199,932	4,324,529
Points International Ltd. * (a)	104,611	1,500,122
Providence Service Corp. †	58,549	2,813,865
Realogy Holdings Corp. * †	83,011	3,897,366
Scripps Networks Interactive, Inc., Class A	35,999	2,412,293
SeaWorld Entertainment, Inc. †	82,388	1,779,581
Shake Shack, Inc. *	29,375	2,432,544
Speedway Motorsports, Inc. †	145,211	3,183,025
Systemax, Inc. * †	349,873	2,921,440
Tetra Tech, Inc. †	87,420	2,286,907
Tropicana Entertainment, Inc. *	88,833	1,430,211
United Stationers, Inc. †	139,277	5,409,519
Walgreens Boots Alliance, Inc.	58,423	5,015,030
Walt Disney Co., (The) †	45,283	4,997,885
Wyndham Worldwide Corp. †	39,568	3,359,719

		108,647,844

Energy—7.9%
Apache Corp.	34,505	2,064,779
BP PLC - Sponsored ADR	1	26
Canadian Natural Resources Ltd. †	129,271	3,986,718
Dawson Geophysical Co. *	536,061	2,900,089
Exxon Mobil Corp. †	114,762	9,777,722
Gazprom OAO - Sponsored ADR	450,275	2,413,474
Grand Tierra Energy, Inc. *	276,362	801,450
Halliburton Co. †	49,596	2,251,658
Legacy Oil + Gas, Inc. *	316,444	672,444

	Number of Shares	Value

Energy—(continued)
Lukoil OAO - Sponsored ADR	33,187	$1,584,347
National Oilwell Varco, Inc.	28,498	1,401,817
Occidental Petroleum Corp.	56,823	4,442,990
Pacific Drilling SA * (a)	205,716	771,435
Parsley Energy, Inc., Class A *	137,288	2,401,167
Phillips 66 †	57,569	4,554,859
Rice Energy, Inc. *	56,138	1,231,106
Suncor Energy, Inc.	182,986	5,348,681
TransGlobe Energy Corp. (a)	489,322	1,971,968
Valero Energy Corp.	62,604	3,708,661

		52,285,391

Finance—20.5%
ACE Ltd. †	57,787	6,153,160
AerCap Holdings NV * †	113,778	5,488,651
American International Group, Inc. †	185,857	10,893,079
Aspen Insurance Holdings Ltd. †	84,490	3,916,956
Axis Capital Holdings Ltd. †	49,062	2,700,372
Bank of America Corp. †	430,899	7,109,834
Berkshire Hathaway, Inc., Class B * †	78,655	11,247,665
Century Bancorp, Inc., Class A †	33,518	1,286,086
CIT Group, Inc. †	70,179	3,246,481
Citigroup, Inc. †	164,480	8,895,078
E-House China Holdings, Ltd.	231,089	1,284,855
Endurance Specialty Holdings Ltd. †	83,760	5,090,933
ePlus, Inc. *	24,427	1,896,757
Fairfax Financial Holdings Ltd. †	4,085	2,061,863
Flushing Financial Corp. †	88,546	1,716,021
FNFV Group *	303,555	4,662,605
JPMorgan Chase & Co. †	138,705	9,124,015
Loews Corp. †	131,152	5,261,818
Maiden Holdings Ltd. †	674,117	9,424,156
National Western Life Insurance Co., Class A †	8,710	2,133,776
New Hampshire Thrift Bancshares, Inc.	26,815	396,594
PartnerRE Ltd. †	15,118	1,986,959
PHH Corp. *	89,472	2,468,532
Renaissance Holdings Ltd. †	49,237	5,027,590
Sprott, Inc.	4,794,896	9,947,597
Steel Excel, Inc. * †	127,172	2,543,440
Validus Holdings Ltd. †	144,230	6,188,909

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
White Mountains Insurance Group Ltd. †	5,636	$3,659,117

		135,812,899

Health Care—11.3%
Alphatec Holdings, Inc. *	1,171,944	1,582,124
Amgen, Inc. †	30,946	4,835,622
Amsurg Corp. *	21,629	1,456,497
Biolase Technology, Inc. *	551,837	938,123
DaVita HealthCare Partners, Inc. * †	95,948	8,038,523
Express Scripts Holding Co. * †	79,467	6,924,754
Fresenius Medical Care AG & Co. KGaA - ADR † (a)	183,496	7,849,959
Hologic, Inc. * †	102,513	3,666,890
Humana, Inc. †	16,087	3,453,075
Laboratory Corp. of America Holdings * †	38,886	4,586,604
LHC Group, Inc. * †	134,773	4,954,255
LifePoint Hospitals, Inc. *	21,891	1,648,173
Lion Biotechnologies Inc *	256,854	2,874,196
PharMerica Corp. * †	187,103	6,223,046
Sanofi - ADR †	80,678	3,986,300
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	104,466	6,278,407
UnitedHealth Group, Inc. †	42,826	5,148,113

		74,444,661

Real Estate Investment Trusts—1.1%
Blackstone Mortgage Trust, Inc., Class A	68,235	2,062,062
Hatteras Financial Corp. †	132,787	2,384,855
Two Harbors Investment Corp. †	247,151	2,642,044

		7,088,961

Technology—16.3%
Alpha & Omega Semiconductor Ltd. *	366,102	3,002,036
ARRIS Group, Inc. * †	289,873	9,568,708
BitGold, Inc. *	991,309	3,220,399
Box, Inc., Class A * (a)	309,588	5,461,132
CIBER, Inc. *	269,879	906,793
Clicksoftware Technologies Ltd. * †	739,228	9,299,488
Cognizant Technology Solutions Corp., Class A * †	51,689	3,345,312

	Number of Shares	Value

Technology—(continued)
Computer Task Group, Inc.	171,467	$1,274,000
Comtech Telecommunications Corp. †	200,544	6,024,342
CSG Systems International, Inc. †	232,754	7,259,597
Dolby Laboratories, Inc. Class A	85,327	3,340,552
EMC Corp. †	153,027	4,030,731
Flextronics International Ltd. *	224,471	2,727,323
Guidance Software, Inc *	301,838	2,058,535
Houston Wire & Cable Co.	214,508	1,919,847
Ingram Micro, Inc., Class A * †	130,459	3,497,606
International Business Machines Corp. †	30,175	5,119,189
Jabil Circuit, Inc. †	119,604	2,938,670
Oracle Corp. †	86,136	3,746,055
Pegasystems, Inc. †	230,877	5,046,971
PTC, Inc. * †	53,666	2,214,796
QAD, Inc., Class A †	112,693	2,693,363
Quality Systems, Inc.	106,087	1,680,418
Rovi Corp. * †	91,179	1,528,160
Sykes Enterprises, Inc. * †	168,163	4,074,589
TeleNav, Inc. * †	380,718	3,437,884
Ubiquiti Networks, Inc. † (a)	120,146	3,820,643
Vocera Communications, Inc. *	91,341	992,877
Western Union Co., (The) †	144,063	3,162,183

		107,392,199

Transportation—0.6%
Aurizon Holdings Ltd.	322,988	1,319,406
Con-way, Inc. †	65,216	2,639,292

		3,958,698

Utilities—0.6%
AES Corp. †	308,843	4,200,265

TOTAL COMMON STOCK (Cost $607,816,923)		730,101,271

	Number of Contracts
OPTIONS PURCHASED††—0.5%
Brocade Communications Systems, Inc. Put Options Expires 01/20/17 Strike Price $10.00	1,935	638,550

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Contracts	Value

OPTIONS PURCHASED —(continued)
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $60.00	657	$1,268,010
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $65.00	599	934,440
VIX U.S. Call Options Expires 10/21/15 Strike Price $20.00	1,564	297,160

TOTAL OPTIONS PURCHASED (Cost $2,004,164)		3,138,160

	Number of Shares
WARRANTS—0.1%
BitGold, Inc. Exercise Price CAD 2.15 Expires 8/18/16	262,555	453,918

TOTAL WARRANTS (Cost $84,017)		453,918

SECURITIES LENDING COLLATERAL—2.5%
BlackRock Liquidity TempFund, Institutional Shares	16,953,253	16,953,253

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,953,253)		16,953,253

TOTAL INVESTMENTS—113.5%
(Cost $626,858,357) **		750,646,602

SECURITIES SOLD SHORT—(90.6%)
COMMON STOCK—(90.1%)
Basic Industries—0.0%
Ethanex Energy, Inc.	(648)	0
Kennady Diamonds, Inc. *	(45,900)	(210,381)
Tanzanian Royalty Exploration Corp. *	(171,865)	(54,464)

		(264,845)

Capital Goods—(6.4%)
Applied Energetics, Inc. *	(238,070)	(1,452)
Builders FirstSource, Inc. *	(277,188)	(3,403,869)
DXP Enterprises, Inc. *	(32,878)	(1,348,327)
DynaMotive Energy Systems Corp. *	(72,185)	(7)
Installed Building Products, Inc. *	(124,601)	(2,671,445)

	Number of Shares	Value

Capital Goods —(continued)
Interface, Inc.	(139,266)	$(2,998,397)
Martin Marietta Materials, Inc.	(20,103)	(2,995,548)
NN, Inc.	(67,775)	(1,846,869)
Smith & Wesson Holding Corp. *	(141,743)	(2,085,040)
Taser International, Inc. *	(102,025)	(3,221,950)
Trex Co., Inc. *	(160,062)	(8,099,137)
Vipshop Holdings Ltd. *	(273,392)	(6,826,598)
Vulcan Materials Co.	(33,148)	(2,981,000)
Wabash National Corp. *	(149,642)	(2,026,153)
Zagg, Inc. *	(225,676)	(2,101,044)

		(42,606,836)

Communications—(8.0%)
1-800-FLOWERS.COM, Inc., Class A *	(482,773)	(4,591,171)
CTC Communications Group, Inc.	(98,900)	0
Descartes Systems Group, Inc., (The) *	(161,332)	(2,458,700)
eGain Communications Corp. *	(130,924)	(595,704)
Equinix, Inc.	(25,362)	(6,798,791)
Etsy, Inc.	(419,949)	(7,038,345)
Grubhub, Inc. *	(138,058)	(5,566,499)
Interliant, Inc.	(600)	0
LivePerson, Inc. *	(146,933)	(1,406,149)
Marketo, Inc. *	(59,944)	(1,788,130)
Meetme, Inc. *	(251,961)	(385,500)
MicroStrategy, Inc., Class A *	(13,424)	(2,362,356)
New Media Investment Group, Inc.	(92,418)	(2,035,044)
Rackspace Hosting, Inc. *	(113,357)	(4,544,482)
Rubicon Project, Inc. (The) *	(147,502)	(2,544,410)
Shutterstock, Inc. *	(20,509)	(1,312,371)
TechTarget, Inc. *	(17,043)	(157,648)
TrueCar, Inc. *	(116,459)	(1,610,628)
TubeMogul Inc. *	(188,821)	(3,196,740)
Twitter, Inc. *	(49,719)	(1,823,196)
WebMD Health Corp. *	(55,335)	(2,539,877)

		(52,755,741)

Consumer Durables—(5.3%)
American Axle & Manaufacturing Holdings, Inc. *	(85,461)	(2,145,926)
Cavco Industries, Inc. *	(35,596)	(2,581,778)
GoPro, Inc., Class A *	(57,239)	(3,174,475)
Mobileye NV *	(189,257)	(8,910,220)
Motorcar Parts of America, Inc. *	(95,756)	(2,754,900)

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Durables —(continued)
Qsound Labs, Inc. *	(4,440)	$(18)
Select Comfort Corp. *	(117,860)	(3,671,339)
Tesla Motors, Inc. *	(33,526)	(8,408,321)
Universal Electronics Inc. *	(60,176)	(3,118,320)

		(34,765,297)

Consumer Non-Durables—(3.0%)
Amish Naturals, Inc.	(25,959)	0
Coach, Inc.	(32,207)	(1,139,162)
Columbia Sportswear Co.	(22,694)	(1,271,999)
Farmer Bros Co. *	(59,962)	(1,472,067)
Freshpet, Inc. *	(227,567)	(4,514,929)
G-III Apparel Group, Ltd. *	(23,114)	(1,314,262)
Kate Spade & Co. *	(114,190)	(2,829,628)
Mead Johnson Nutrition Co.	(28,386)	(2,761,958)
MGP Ingredients, Inc.	(136,050)	(2,399,922)
Monster Beverage Corp.	(15,092)	(1,920,910)
Senomyx, Inc. *	(20,448)	(115,940)
Valence Technology, Inc.	(27,585)	(3)

		(19,740,780)

Consumer Services—(13.7%)
Barrett Business Services, Inc.	(49,118)	(1,768,739)
BJ’s Restaurants, Inc. *	(52,100)	(2,385,138)
Buffalo Wild Wings, Inc. *	(21,631)	(3,302,405)
Chegg, Inc. *	(173,300)	(1,318,813)
Conn’s, Inc. *	(71,507)	(2,645,044)
Container Store Group, Inc. (The) *	(253,857)	(4,660,815)
Corporate Resource Services, Inc. *	(218,896)	(3,605)
Fairway Group Holdings Corp. *	(24,458)	(110,550)
Fresh Market, Inc., (The) *	(70,040)	(2,223,770)
Habit Restaurants Inc., (The) *	(45,038)	(1,582,185)
HealthEquity, Inc. *	(78,104)	(2,070,537)
HomeAway, Inc. *	(84,203)	(2,363,578)
inContact, Inc. *	(210,675)	(2,047,761)
John B. Sanfilippo & Son, Inc.	(42,059)	(2,128,606)
Lululemon Athletica, Inc. *	(21,871)	(1,307,667)
MarineMax, Inc. *	(28,935)	(692,125)
Mattress Firm Holding Corp. *	(26,006)	(1,536,434)
Medidata Solutions, Inc. *	(31,683)	(1,837,931)
Netflix, Inc. *	(12,934)	(8,071,592)
Red Robin Gourmet Burgers, Inc. *	(44,425)	(3,704,601)
RetailMeNot, Inc. *	(104,093)	(2,098,515)
Royal Caribbean Cruises Ltd.	(42,110)	(3,199,518)

	Number of Shares	Value
Consumer Services —(continued)
Shake Shack, Inc., Class A *	(48,853)	$(4,045,517)
Sprouts Farmers Market, Inc. *	(49,863)	(1,495,391)
Sturm Ruger & Co., Inc.	(35,241)	(1,893,851)
Texas Roadhouse, Inc.	(119,192)	(4,174,104)
Tile Shop Holdings, Inc. *	(437,517)	(5,455,837)
Tuesday Morning Corp. *	(309,068)	(3,962,252)
Viggle, Inc. *	(61)	(138)
VistaPrint NV	(51,141)	(4,209,927)
Whitewave Foods Co., (The) *	(47,218)	(2,267,881)
Williams-Sonoma, Inc.	(45,831)	(3,602,775)
World Wrestling Entertainment, Inc., Class A	(110,553)	(1,580,908)
Youku Tudou, Inc. - ADR *	(73,544)	(1,983,482)
Zillow Group, Inc., Class A *	(54,185)	(4,951,983)

		(90,683,975)

Energy—(0.5%)
Beard Co. *	(9,710)	(12)
Neste Oil OYJ	(137,218)	(3,480,750)

		(3,480,762)

Finance—(3.0%)
Bofi Holding, Inc. *	(37,912)	(3,569,794)
Credit Acceptance Corp. *	(33,997)	(7,833,589)
LendingClub Corp. *	(308,922)	(5,934,392)
WisdomTree Investments, Inc.	(102,483)	(2,189,037)

		(19,526,812)

Health Care—(21.0%)
AAC Holdings, Inc. *	(77,319)	(3,004,616)
Accelerate Diagnostics, Inc. *	(304,435)	(6,794,989)
Accuray, Inc. *	(281,911)	(1,732,343)
Air Methods Corp. *	(45,745)	(1,928,609)
Albany Molecular Research, Inc. *	(224,802)	(4,529,760)
Align Technology, Inc. *	(43,665)	(2,649,156)
Ani Pharmaceuticals, Inc. *	(43,582)	(2,195,661)
Aratana Therapeutics, Inc. *	(123,099)	(1,670,453)
Arena Pharmaceuticals, Inc. *	(323,449)	(1,269,537)
athenahealth, Inc. *	(26,772)	(3,121,615)
Biotime, Inc. *	(85,880)	(401,918)
BodyTel Scientific, Inc.	(4,840)	0
CareView Communications, Inc. *	(207,465)	(76,762)
Cerner Corp. *	(18,998)	(1,278,375)
Concordia Healthcare Corp.	(36,734)	(2,431,791)
Corcept Therapeutics, Inc. *	(308,328)	(1,886,967)
CorMedix, Inc. *	(85,809)	(522,577)
DexCom, Inc. *	(33,349)	(2,391,790)
Endologix, Inc. *	(202,974)	(3,387,636)

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Health Care —(continued)
Exact Sciences Corp. *	(58,929)	$(1,591,672)
Fluidigm Corp. *	(46,093)	(1,089,639)
GenMark Diagnostics, Inc. *	(138,738)	(1,272,227)
HealthStream, Inc. *	(191,611)	(5,436,004)
HeartWare International, Inc. *	(45,510)	(3,357,273)
Insulet Corp. *	(115,607)	(3,268,210)
Insys Therapeutics, Inc. *	(81,142)	(4,836,063)
Intrexon Corp. *	(102,466)	(4,315,868)
Intuitive Surgical, Inc. *	(6,370)	(3,106,968)
Ironwood Pharmaceuticals, Inc. *	(89,067)	(1,256,735)
Isis Pharmaceuticals, Inc. *	(33,934)	(2,284,437)
Keryx Biopharmaceuticals, Inc. *	(104,848)	(1,090,419)
KYTHERA Biopharmaceuticals, Inc. *	(43,996)	(2,216,079)
Lannett Co, Inc. *	(56,856)	(3,162,899)
Ligand Pharmaceuticals, Inc. *	(35,739)	(3,148,963)
Mannkind Corp. *	(252,274)	(1,306,779)
MiMedx Group, Inc. *	(475,021)	(4,916,467)
Mindray Medical International Ltd. - ADR	(65,519)	(1,767,047)
NanoString Technologies Inc. *	(77,495)	(1,088,030)
Nevro Corp. *	(75,767)	(3,851,237)
Novadaq Technologies, Inc. *	(165,554)	(1,657,196)
Novavax, Inc. *	(433,571)	(3,902,139)
Opko Health, Inc. *	(142,554)	(2,520,355)
Organovo Holdings, Inc. *	(157,351)	(788,329)
Osiris Therapeutics, Inc. *	(168,205)	(3,128,613)
OvaScience, Inc. *	(102,312)	(3,471,446)
PDL BioPharma, Inc.	(312,500)	(2,087,500)
PTC Therapeutics, Inc. *	(20,603)	(1,196,828)
Puma Biotechnology, Inc. *	(5,786)	(1,130,874)
Relypsa, Inc. *	(15,168)	(558,031)
Retrophin, Inc. *	(134,030)	(4,240,709)
Rockwell Medical, Inc. *	(123,636)	(1,368,651)
Sarepta Therapeutics, Inc. *	(51,445)	(1,318,021)
Spectranetics Corp. *	(112,406)	(2,791,041)
Synageva Biopharma Corp. *	(28,612)	(6,106,087)
TherapeuticsMD, Inc. *	(358,703)	(2,539,617)
Unilife Corp. *	(176,157)	(432,465)
Utah Medical Products, Inc.	(10,951)	(599,348)
Wright Medical Group, Inc. *	(131,367)	(3,599,456)

		(139,074,277)

Real Estate Investment Trusts—(0.4%)
Digital Realty Trust, Inc.	(37,580)	(2,481,783)

		(2,481,783)

	Number of Shares	Value

Technology—(25.1%)
3D Systems Corp. *	(166,232)	$(3,635,494)
Alliance Fiber Optic Products, Inc.	(65,998)	(1,277,721)
Ambarella, Inc. *	(11,243)	(1,014,231)
ANTs Software, Inc.	(10,334)	(1)
Arista Networks, Inc. *	(31,149)	(2,177,627)
Barracuda Networks, Inc. *	(38,906)	(1,530,562)
Box, Inc., Class A *	(630,545)	(11,122,814)
Capstone Turbine Corp. *	(675,539)	(283,726)
Cavium, Inc. *	(93,064)	(6,548,914)
Ciena Corp. *	(167,583)	(4,042,102)
Cirrus Logic, Inc. *	(182,891)	(6,904,135)
Consygen, Inc.	(200)	0
CyberArk Software Ltd. *	(53,666)	(3,337,489)
Demandware, Inc. *	(47,306)	(2,946,218)
Ellie Mae, Inc. *	(54,064)	(3,417,926)
Endurance International Group Holdings, Inc. *	(162,593)	(3,305,516)
Ener1, Inc.	(102,820)	(10)
Enphase Energy, Inc. *	(105,741)	(1,001,367)
Finisar Corp. *	(161,441)	(3,535,558)
FireEye, Inc. *	(83,888)	(3,906,664)
First Solar, Inc. *	(31,916)	(1,586,544)
GT Advanced Technologies, Inc. *	(198,179)	(49,247)
Guidewire Software, Inc. *	(123,874)	(6,001,695)
Himax Technologies, Inc. - ADR	(277,263)	(1,735,666)
Hortonworks, Inc. *	(59,462)	(1,562,067)
HubSpot, Inc. *	(46,316)	(2,352,853)
Infinera Corp. *	(256,510)	(5,294,366)
KLA-Tencor Corp.	(28,914)	(1,725,009)
M/A-COM Technology Solutions Holdings Inc. *	(85,772)	(3,273,060)
Micron Technology, Inc. *	(68,315)	(1,908,038)
Multi-Fineline Electronix, Inc. *	(82,920)	(2,077,975)
Neonode, Inc. *	(206,220)	(843,440)
Nestor, Inc.	(15,200)	(2)
NetSuite, Inc. *	(45,576)	(4,257,710)
Palo Alto Networks, Inc. *	(14,593)	(2,473,368)
PDF Solutions, Inc. *	(113,957)	(1,815,335)
Proofpoint, Inc. *	(75,805)	(4,482,350)
Qlik Technologies, Inc. *	(94,099)	(3,403,561)
SciQuest Inc. *	(124,160)	(1,894,682)
ServiceNow, Inc. *	(26,980)	(2,066,938)
Sierra Wireless, Inc. *	(135,901)	(4,153,135)
Skyworks Solutions, Inc.	(53,599)	(5,861,587)
SunEdison, Inc. *	(117,447)	(3,519,887)

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology —(continued)
Super Micro Computer, Inc. *	(81,955)	$(2,742,214)
Tableau Software, Inc., Class A *	(23,729)	(2,686,360)
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	(73,966)	(1,795,894)
Textura Corp. *	(99,491)	(2,896,183)
Tiger Telematics, Inc.	(6,510)	0
Tower Semiconductor Ltd. *	(260,578)	(4,020,719)
Uni-Pixel, Inc. *	(19,665)	(60,175)
Universal Display Corp. *	(121,383)	(6,519,481)
VASCO Data Security International, Inc. *	(74,382)	(1,981,536)
Veeva Systems, Inc., Class A *	(150,706)	(4,087,147)
VeriFone Systems, Inc. *	(54,813)	(2,092,212)
ViaSat, Inc. *	(53,968)	(3,399,444)
Vicor Corp. *	(208,544)	(2,842,455)
Workday, Inc., Class A *	(52,179)	(4,117,967)
Workiva, Inc. *	(320,379)	(4,238,614)
WorldGate Communications, Inc.	(582,655)	(58)
Xybernaut Corp.	(34,156)	0

		(165,807,049)

Transportation—(2.7%)
American Railcar Industries, Inc.	(236,947)	(12,740,640)
GATX Corp.	(29,266)	(1,630,409)
Student Transportation, Inc.	(692,006)	(3,411,590)

		(17,782,639)

Utilities—(1.0%)
Clean Energy Fuels Corp. *	(36,034)	(269,895)
Genie Energy, Ltd.	(97,231)	(1,219,277)
SolarCity Corp. *	(83,724)	(5,033,483)

		(6,522,655)

TOTAL COMMON STOCK (Proceeds $516,210,836)		(595,493,451)

	Number of Shares	Value
EXCHANGE TRADED FUND—(0.5%)
Velocityshares Daily Inverse Vix Short Term ETN *	(73,446)	(3,319,025)

TOTAL EXCHANGE TRADED FUND (Cost $(3,360,137))		(3,319,025)

TOTAL SECURITIES SOLD SHORT —(90.6%) (Proceeds $519,570,973)		(598,812,476)

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
BP PLC Put Options Expires 01/15/16 Strike Price $47.00 Expires	(1,052)	$(733,770)

TOTAL OPTIONS WRITTEN (Premiums received $649,513)		(733,770)

OTHER ASSETS IN EXCESS OF LIABILITIES—77.2%		510,375,088

NET ASSETS—100.0%		$661,475,444

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At May 31, 2015, the market value of securities on loan was $16,481,605.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
#	—	Security segregated as collateral for options written.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$626,858,357

Gross unrealized appreciation	$151,883,051
Gross unrealized depreciation	(28,094,806)

Net unrealized appreciation	$123,788,245

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$66,551,972	66,551,972	$—	$—
Capital Goods	75,571,919	75,571,919	—	—
Communications	50,418,015	50,418,015	—	—
Consumer Durables	15,795,771	15,795,771	—	—
Consumer Non-Durables	27,932,676	27,932,676	—	—
Consumer Services	108,647,844	108,647,844	—	—
Energy	52,285,391	52,285,391	—	—
Finance	135,812,899	135,812,899	—	—
Health Care	74,444,661	74,444,661	—	—
Real Estate Investment Trusts	7,088,961	7,088,961	—	—
Technology	107,392,199	107,392,199	—	—
Transportation	3,958,698	2,639,292	1,319,406	—
Utilities	4,200,265	4,200,265
Options Purchased
Equity Contracts	3,138,160	3,138,160	—	—
Warrants	453,918	—	453,918	—
Securities Lending Collateral	16,953,253	16,953,253	—	—

Total Assets	$750,646,602	$748,873,278	$1,773,324	$—

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(264,845)	$(264,845)	$—	$—
Capital Goods	(42,606,836)	(42,606,829)	—	(7)
Communications	(52,755,741)	(52,755,741)	—	—
Consumer Durables	(34,765,297)	(34,765,279)	—	(18)
Consumer Non-Durables	(19,740,780)	(19,740,777)	—	(3)
Consumer Services	(90,683,975)	(90,683,975)	—	—
Energy	(3,480,762)	(12)	(3,480,750)	—
Finance	(19,526,812)	(19,526,812)	—	—
Health Care	(139,074,277)	(139,074,277)	—	—
Real Estate Investment Trust	(2,481,783)	(2,481,783)	—	—
Technology	(165,807,049)	(165,806,978)	(58)	(13)
Transportation	(17,782,639)	(17,782,639)	—	—
Utilities	(6,522,655)	(6,522,655)	—	—
Exchange Traded Fund	(3,319,025)	(3,319,025)	—	—
Options Written
Equity Contracts	(733,770)	(733,770)	—	—

Total Liabilities	$(599,546,246)	$(596,065,397)	$(3,480,808)	$(41)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—93.6%
COMMON STOCK—93.6%
Basic Industries—6.0%
Avery Dennison Corp. †	658,111	$40,743,652
Barrick Gold Corp.	1,415,495	16,787,771
Berry Plastics Group, Inc. * †	960,589	32,150,914
Cloud Peak Energy, Inc. *	648,665	3,742,797
Crown Holdings, Inc. * †	630,325	34,850,669
Graphic Packaging Holding Co. †	4,310,441	61,380,680
Huntsman Corp. †	923,847	20,731,127
Lintec Corp.	712,500	16,264,094
MeadWestvaco Corp.	823,340	41,611,604
Mosaic Co. (The)	722,679	33,134,832
Packaging Corp of America †	274,345	18,979,187
Smurfit Kappa Group PLC	880,645	25,931,596
Stornoway Diamond Corp. *	19,386,145	11,067,999
Valspar Corp., (The)	494,239	41,249,187

		398,626,109

Capital Goods—10.3%
Allison Transmission Holdings, Inc.	360,381	11,027,659
Boeing Co. (The)	109,407	15,373,872
Carlisle Cos, Inc. †	250,470	24,834,101
Crane Co. †	254,414	15,399,679
CRH, Inc.	854,780	23,962,344
Cubic Corp. †	313,169	14,969,478
Danaher Corp. †	452,313	39,043,658
Emerson Electric Co. †	387,706	23,382,549
General Dynamics Corp. †	235,966	33,072,995
Honeywell International, Inc. †	217,788	22,693,510
Huabao International Holdings Ltd.	9,063,000	8,719,805
Huntington Ingalls Industries, Inc. †	283,988	35,211,672
Ingersoll-Rand, Inc. †	829,313	57,040,148
Lockheed Martin Corp. †	249,478	46,951,760
Masco Corp. †	1,662,754	45,010,751
Meggitt PLC	1,627,609	12,683,248
Mitsubishi Electric Corp.	1,515,000	20,689,379
Nitto Denko Corp.	283,400	21,944,298
Northrop Grumman Corp. †	232,743	37,048,031
Parker Hannifin Corp. †	150,064	18,072,208
Raytheon Co. †	226,107	23,347,809
Safran SA	458,601	32,417,269

	Number of Shares	Value

Capital Goods—(continued)
Textron, Inc. †	692,669	$31,322,492
Timken Co. †	391,209	15,296,272
Triumph Group, Inc. †	271,598	18,112,871
United Technologies Corp. †	194,179	22,751,953
WESCO International, Inc. *	250,955	18,033,626

		688,413,437

Communications—3.7%
Baidu, Inc. - Sponsored ADR * †	61,868	12,212,743
Comcast Corp., Class A †	782,537	45,747,113
Google, Inc., Class A * †	50,764	27,682,624
Google, Inc., Class C * †	12,344	6,568,366
Liberty Broadband Corp., Class C * †	153,689	8,219,261
Liberty Global PLC, Series C * †	1,242,559	66,787,546
NetEase, Inc. - ADR †	178,963	25,307,158
Verizon Communications, Inc.	421,007	20,814,586
Vodafone Group PLC	5,225,387	20,425,954
Yahoo!, Inc. * †	379,090	16,276,229

		250,041,580

Consumer Durables—3.3%
Alpine Electronics Inc.	724,800	15,434,198
Fuji Heavy Industries, Ltd.	449,200	16,862,931
Lear Corp. †	322,233	37,385,473
Newell Rubbermaid, Inc. †	1,016,644	40,187,937
Samsung Electronics Co. Ltd.	34,995	41,167,247
Tenneco, Inc. * †	734,537	43,132,013
Toyota Industries Corp.	287,800	17,268,868
TS Tech Co. Ltd.	423,800	12,203,093

		223,641,760

Consumer Non-Durables—3.3%
Activision Blizzard, Inc.	884,850	22,351,311
Aryzta AG	211,405	13,403,566
Britvic PLC	1,414,058	15,850,808
Bunge Ltd. †	273,383	25,304,330
Constellation Brands, Inc., Class A †	184,631	21,766,149
Global Brands Group Holding Ltd. *	33,254,000	7,455,528
Imperial Tobacco Group PLC	581,998	30,012,245
Lorillard, Inc. †	223,471	16,197,178
Ontex Group NV	545,855	16,855,595
Stock Spirits Group PLC	3,563,779	11,297,274

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfpolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Tyson Foods, Inc., Class A †	1,024,228	$43,478,479

		223,972,463

Consumer Services—10.8%
Apollo Education Group, Inc. *	489,329	8,113,075
CBS Corp., Class B non-voting shares †	344,552	21,265,749
Civeo Corp.	1,075,996	4,303,984
CVS Health Corp. †	441,596	45,210,598
Equifax, Inc. †	397,020	39,833,017
Expedia, Inc. †	170,764	18,316,147
Gap, Inc., (The) †	810,081	31,050,405
H&R Block, Inc. †	1,062,405	33,710,111
Home Depot, Inc. (The) †	365,155	40,685,570
ITV PLC	9,474,178	39,429,163
Liberty Media Corp., Class A * †	254,100	9,735,842
Liberty Media Corp., Class C * †	387,645	14,715,004
Macy’s, Inc. †	592,403	39,661,381
Manpowergroup, Inc. †	456,291	38,625,033
Moody’s Corp. †	305,400	33,013,740
Omnicom Group, Inc. †	433,476	32,306,966
Outerwall, Inc. †	354,729	27,193,525
Phoenix New Media Ltd. - ADR *	1,284,537	9,094,522
ProSiebenSat.1 Media AG	418,679	20,050,362
Robert Half International, Inc. †	559,690	31,549,725
Six Flags Entertainment Corp. †	279,642	13,663,308
Starz, Class A *	303,815	12,748,077
Time, Inc. †	336,811	7,581,616
Towers Watson & Co., Class A †	321,583	44,362,375
Tribune Media Co., Class A	414,814	21,985,142
Twenty-First Century Fox, Inc.	847,975	28,491,960
Viacom, Inc., Class B †	419,518	28,057,364
WPP PLC	1,317,850	31,135,739

		725,889,500

Energy—8.7%
Anadarko Petroleum Corp. #	250,665	20,958,101
California Resources Corp.	—^	2
Canadian Natural Resources Ltd.	1,064,287	32,822,611
China Petroleum & Chemical Corp., Class H	22,816,000	20,016,703
Diamondback Energy, Inc. * #	1,020,014	79,367,289
Energen Corp. †	589,297	40,779,352
EOG Resources, Inc. #	363,541	32,242,451
EQT Corp. †	231,959	19,732,752

	Number of Shares	Value

Energy—(continued)
Exxon Mobil Corp. #	541,278	$46,116,886
Inpex Corp.	1,413,000	17,333,402
Kosmos Energy Ltd. * †	1,498,729	13,323,701
Marathon Petroleum Corp. †	320,032	33,110,511
Occidental Petroleum Corp. †	740,814	57,924,247
Parsley Energy, Inc., Class A * †	3,485,832	60,967,202
Phillips 66 † #	643,440	50,908,973
QEP Resources, Inc. †	1,434,187	27,005,741
Rice Energy, Inc. * †	824,409	18,079,289
Viper Energy Partners LP	622,557	11,548,432

		582,237,645

Finance—19.5%
ACE Ltd. †	383,381	40,822,409
Alleghany Corp. * †	81,287	38,639,775
Allstate Corp., (The) †	686,406	46,208,852
Ally Financial, Inc. *	1,224,495	27,759,302
American International Group, Inc.	637,627	37,371,318
Aon PLC †	451,326	45,683,218
Bank of America Corp. †	1,344,653	22,186,775
BB&T Corp. †	1,342,338	52,982,081
Berkshire Hathaway, Inc., Class B * †	294,544	42,119,792
Capital One Financial Corp. †	789,914	66,005,214
Charles Schwab Corp., (The) †	652,339	20,646,529
Citigroup, Inc. †	1,204,340	65,130,707
Discover Financial Services †	945,466	55,092,304
Fifth Third Bancorp †	2,907,519	58,848,185
Goldman Sachs Group, Inc., (The)	243,007	50,105,613
Huntington Bancshares, Inc. †	1,928,362	21,462,669
Investors Bancorp, Inc.	2,060,785	24,750,028
JPMorgan Chase & Co. †	1,032,846	67,940,610
MetLife, Inc. †	352,591	18,426,406
Navient Corp. †	1,780,623	34,312,605
PNC Financial Services Group, Inc., (The) †	328,171	31,402,683
Prudential Financial, Inc. †	255,766	21,640,361
Raymond James Financial, Inc. †	364,032	21,157,540
Regions Financial Corp. †	2,216,193	22,361,387
Reinsurance Group of America, Inc. †	204,078	19,091,497
SLM Corp. *	2,548,966	26,152,391
State Street Corp. †	415,003	32,341,184
SunTrust Banks, Inc. †	495,779	21,159,848

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
TD Ameritrade Holding Corp. †	578,203	$21,480,241
Torchmark Corp. †	356,262	20,331,872
Travelers Cos., Inc., (The) †	280,872	28,401,777
Unum Group	315,979	11,046,626
Validus Holdings Ltd.	945,084	40,553,554
Wells Fargo & Co. †	1,164,396	65,159,600
WR Berkley Corp. †	796,181	39,012,869
XL Group PLC †	1,304,143	49,140,108

		1,306,927,930

Health Care—10.8%
AbbVie, Inc.	604,594	40,259,914
Amgen, Inc. †	254,578	39,780,358
Anthem, Inc. †	309,998	52,033,164
Cardinal Health, Inc. †	453,432	39,979,099
Celgene Corp. *	111,925	12,808,697
CIGNA Corp.	335,196	47,205,653
Express Scripts Holding Co. * †	580,145	50,553,835
Gilead Sciences, Inc. †	381,901	42,876,025
ICON PLC *	379,839	24,640,156
Johnson & Johnson †	232,458	23,278,344
Laboratory Corp. of America Holdings * †	237,525	28,016,074
McKesson Corp. †	175,010	41,517,622
Medtronic PLC †	557,980	42,585,009
Merck & Co., Inc. †	572,219	34,842,415
Novartis AG - Sponsored ADR	155,661	15,991,055
Omnicare, Inc. †	149,555	14,251,096
Pfizer, Inc. †	941,237	32,707,986
Shire PLC - ADR	81,388	21,173,088
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	784,883	47,171,468
Universal Health Services, Inc., Class B †	333,669	43,236,829
Zimmer Holdings, Inc. †	269,768	30,777,831

		725,685,718

Real Estate Investment Trusts—0.7%
American Capital Agency Corp. REIT †	607,518	12,672,825
American Homes 4 Rent, Class A	645,127	10,767,170
American Residential Properties, Inc. * †	524,940	9,737,637
Boston Properties, Inc. †	77,233	10,042,607

		43,220,239

	Number of Shares	Value

Technology—15.8%
Alliance Data Systems Corp. * †	49,406	$14,724,470
Amdocs Ltd. †	565,075	30,994,364
Apple, Inc. †	407,742	53,120,628
Arrow Electronics, Inc. * †	643,577	39,123,046
Avago Technologies Ltd. †	200,506	29,688,923
Avnet, Inc. †	747,685	32,905,617
Brocade Communications Systems, Inc.	4,270,512	52,804,881
CDW Corp. †	802,235	29,762,919
Cisco Systems, Inc. †	1,118,907	32,795,164
EMC Corp. †	1,496,305	39,412,674
Evertec, Inc. †	1,346,590	29,934,696
Fidelity National Information Services, Inc. †	464,639	29,132,865
Flextronics International Ltd. * †	4,176,730	50,747,270
Global Payments, Inc.	218,719	22,829,889
Harris Corp. †	466,441	36,951,476
Hewlett-Packard Co.	1,070,534	35,755,836
Hollysys Automation Technologies, Ltd.	515,467	13,123,790
Jabil Circuit, Inc. †	1,719,364	42,244,773
MediaTek, Inc.	2,586,000	34,791,252
Microsoft Corp. †	999,624	46,842,381
Motorola Solutions, Inc. †	358,267	21,137,753
NXP Semiconductors NV *	496,113	55,688,684
ON Semiconductor Corp. *	3,232,271	42,859,913
Oracle Corp. †	1,006,613	43,777,599
Qorvo Inc. * †	443,419	36,426,888
Seagate Technology PLC †	584,432	32,517,796
TE Connectivity Ltd. †	273,166	18,848,454
Texas Instruments, Inc. †	614,090	34,339,913
Total System Services, Inc. †	677,533	27,914,360
Western Digital Corp. †	451,400	43,948,304

		1,055,146,578

Transportation—0.4%
Delta Air Lines, Inc.	612,042	26,268,843

		26,268,843

Utilities—0.3%
AES Corp.	1,652,698	22,476,693

		22,476,693

TOTAL COMMON STOCK—93.7% (Cost $5,345,124,808)		6,272,548,495

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90, Expires 07/08/16 *	7,527,500	$453,974

		453,974

TOTAL WARRANTS—0.0% (Cost $773,078)		453,974

TOTAL INVESTMENTS—93.5%
(Cost $5,345,897,886)		6,273,002,469

SECURITIES SOLD SHORT—(40.9%)
COMMON STOCK—(40.9%)
Basic Industries—(2.5%)
Air Products & Chemicals, Inc.	(101,222)	(14,855,341)
Aptargroup, Inc.	(208,296)	(13,283,036)
BASF SE	(57,808)	(5,363,107)
Bemis Co., Inc.	(259,082)	(11,902,227)
Detour Gold Corp. *	(1,162,533)	(12,423,660)
EI Du Pont de Nemours & Co.	(234,184)	(16,629,406)
FMC Corp.	(285,861)	(16,342,673)
FP Corp.	(371,800)	(13,806,498)
Goldcorp, Inc.	(731,844)	(12,997,549)
Intrepid Potash, Inc. *	(1,048,148)	(12,179,480)
Oji Holdings Corp.	(3,178,000)	(14,091,411)
Scotts Miracle-Gro Co. (The), Class A	(168,128)	(10,299,521)
Taiyo Nippon Sanso, Corp.	(718,300)	(8,850,075)
Wausau Paper Corp.	(794,553)	(7,770,728)

		(170,794,712)

Capital Goods—(2.6%)
Bombardier, Inc., Class B	(4,109,665)	(8,526,002)
Fastenal Co.	(347,833)	(14,438,548)
GEA Group AG	(119,302)	(5,803,640)
Metso OYJ	(495,047)	(14,283,559)
Now, Inc. *	(559,459)	(12,934,692)
Olin Corp.	(407,880)	(11,926,411)
Proto Labs, Inc. *	(345,967)	(23,933,997)
Raven Industries, Inc.	(278,572)	(5,365,297)
Sun Hydraulics Corp.	(211,511)	(7,906,281)
Trex Co., Inc. *	(248,916)	(12,595,150)
USG Corp. *	(596,724)	(17,209,520)
WW Grainger, Inc.	(81,673)	(19,628,472)
Zardoya Otis SA	(803,262)	(10,327,330)

	Number of Shares	Value

Capital Goods—(continued)
Zodiac Aerospace	(269,704)	$(9,823,038)

		(174,701,937)

Communications—(3.2%)
CenturyLink, Inc.	(388,015)	(12,897,619)
Cogent Communications Group, Inc.	(286,260)	(8,994,289)
Eutelsat Communications SA	(531,713)	(18,093,179)
Frontier Communications Corp.	(2,258,263)	(11,630,054)
Millicom International Cellular SA - SDR	(225,698)	(18,122,985)
Pandora Media, Inc. *	(994,080)	(18,559,474)
Rackspace Hosting, Inc. *	(605,672)	(24,281,390)
Shutterstock, Inc. *	(96,052)	(6,146,367)
Sprint Corp. *	(4,023,576)	(18,709,628)
Synchronoss Technologies, Inc. *	(440,103)	(19,382,136)
TalkTalk Telecom Group PLC	(3,593,219)	(22,033,537)
Telefonica SA - Sponsored ADR	(1,117,963)	(15,830,355)
Twitter, Inc. *	(319,886)	(11,730,220)
Yelp, Inc. *	(223,829)	(10,723,647)

		(217,134,880)

Consumer Durables—(1.2%)
Autoliv, Inc.	(165,411)	(20,866,598)
Dorman Products, Inc. *	(254,495)	(11,874,737)
Electrolux AB - Series B	(469,035)	(14,323,013)
Leggett & Platt, Inc.	(250,334)	(11,835,792)
Lennar Corp., Class A	(192,049)	(8,955,245)
Tesla Motors, Inc. *	(40,731)	(10,215,335)

		(78,070,720)

Consumer Non-Durables—(4.2%)
B&G Foods, Inc.	(521,129)	(16,123,731)
Boston Beer Co., Inc., (The) Class A *	(54,966)	(14,498,931)
Campbell Soup Co.	(357,917)	(17,301,708)
Clorox Co., (The)	(174,374)	(18,773,105)
Colgate-Palmolive Co.	(261,341)	(17,454,965)
Flowers Foods, Inc.	(769,595)	(17,285,104)
Hain Celestial Group, Inc., (The) *	(275,653)	(17,440,565)
JM Smucker Co., (The)	(147,051)	(17,432,896)
Keurig Green Mountain, Inc.	(108,018)	(9,315,472)
Mattel, Inc.	(625,468)	(16,143,329)
McCormick & Co., Inc. non-voting shares	(221,829)	(17,413,577)

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Mondelez International, Inc., Class A	(469,958)	$(19,545,553)
Remy Cointreau SA	(1)	(42)
Snyders-Lance, Inc.	(245,507)	(7,333,294)
TreeHouse Foods, Inc. *	(190,265)	(13,571,602)
Tsingtao Brewery Co., Ltd. Class H	(1,598,000)	(10,227,800)
Tumi Holdings, Inc. *	(990,645)	(19,119,449)
Under Armour, Inc., Class A *	(300,261)	(23,543,465)
Want Want China Holdings Ltd.	(10,898,000)	(12,297,904)

		(284,822,492)

Consumer Services—(8.2%)
Acxiom Corp. *	(671,386)	(11,124,866)
Aramark	(421,705)	(13,220,452)
Avis Budget Group, Inc. *	(306,923)	(15,653,073)
Bob Evans Farms, Inc.	(440,018)	(20,210,027)
Buffalo Wild Wings, Inc. *	(112,227)	(17,133,696)
Cabela’s, Inc. *	(362,959)	(18,510,909)
CarMax, Inc. *	(340,403)	(24,182,229)
Cheesecake Factory, Inc., (The)	(435,652)	(22,466,574)
Chipotle Mexican Grill, Inc. *	(26,583)	(16,362,368)
DreamWorks Animation SKG, Inc., Class A *	(699,538)	(18,852,549)
Etsy, Inc. *	(981,222)	(16,445,281)
Fresh Market, Inc., (The) *	(329,514)	(10,462,070)
GrainCorp, Ltd.	(1,841,644)	(13,171,765)
Hennes & Mauritz AB, Class B	(644,795)	(25,436,916)
Krispy Kreme Doughnuts, Inc. *	(1,263,082)	(21,964,996)
L Brands, Inc.	(149,791)	(12,959,917)
Mattress Firm Holding Corp. *	(326,859)	(19,310,830)
Medidata Solutions, Inc. *	(328,944)	(19,082,041)
Monro Muffler Brake, Inc.	(368,564)	(21,748,962)
Netflix, Inc. *	(16,833)	(10,504,802)
Qunar Cayman Islands Ltd. *	(315,288)	(13,901,048)
Restoration Hardware Holdings, Inc. *	(227,587)	(20,701,314)
Ritchie Bros Auctioneers, Inc.	(695,935)	(19,667,123)
Rollins, Inc.	(616,182)	(15,293,637)
Sprouts Farmers Market, Inc. *	(465,424)	(13,958,066)
Texas Roadhouse, Inc.	(657,198)	(23,015,074)
Ultimate Software Group, Inc., (The) *	(103,189)	(16,694,948)
United Natural Foods, Inc. *	(323,053)	(21,667,165)

	Number of Shares	Value

Consumer Services—(continued)
Wendy’s Co., (The)	(2,381,248)	$(26,765,228)
Woolworths Ltd.	(668,988)	(14,265,824)
Zillow Group, Inc., Class A *	(148,731)	(13,592,526)

		(548,326,276)

Energy—(2.7%)
Bristow Group, Inc.	(321,194)	(18,629,252)
Cabot Oil & Gas Corp.	(581,930)	(19,762,343)
Concho Resources, Inc. *	(153,639)	(18,482,772)
Continental Resources, Inc. *	(416,606)	(18,980,569)
CVR Energy, Inc.	(233,723)	(9,059,103)
Diamond Offshore Drilling, Inc.	(514,626)	(15,613,753)
Matador Resources Co. *	(482,282)	(13,282,046)
Noble Energy, Inc.	(420,270)	(18,399,421)
Oasis Petroleum, Inc. *	(618,773)	(10,506,766)
Repsol SA	(862,370)	(16,416,144)
Seadrill, Ltd.	(1,095,548)	(13,047,977)
Ultra Petroleum Corp. *	(756,779)	(10,526,796)

		(182,706,942)

Finance—(4.8%)
Aberdeen Asset Management PLC	(2,114,451)	(14,458,300)
Astoria Financial Corp.	(974,638)	(12,777,504)
Banco de Sabadell SA	(4,357,998)	(11,028,832)
BancorpSouth, Inc.	(592,587)	(14,334,680)
Bank of Hawaii Corp.	(179,496)	(11,266,964)
Commonwealth Bank of Australia	(143,429)	(9,294,036)
Community Bank System, Inc.	(402,691)	(14,219,019)
CVB Financial Corp.	(858,563)	(14,080,433)
Eaton Vance Corp.	(435,192)	(17,668,795)
Financial Engines, Inc.	(365,844)	(15,694,708)
First Financial Bankshares, Inc.	(357,674)	(10,776,718)
Glacier Bancorp, Inc.	(450,088)	(12,665,476)
HDFC Bank Ltd. - ADR	(161,870)	(9,650,689)
Home Bancshares, Inc.	(407,990)	(13,916,539)
LPL Financial Holdings, Inc.	(423,696)	(18,066,397)
Mobile Mini, Inc.	(329,789)	(13,086,028)
New York Community Bancorp, Inc.	(1,097,182)	(19,464,009)
PacWest Bancorp	(254,419)	(11,420,869)
Trustmark Corp.	(546,882)	(13,043,136)
UMB Financial Corp.	(207,890)	(10,766,623)
United Bankshares, Inc.	(582,705)	(22,061,211)
Valley National Bancorp	(1,117,890)	(10,932,964)

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Westamerica Bancorporation	(400,094)	$(18,308,301)

		(318,982,231)

Health Care—(2.2%)
Agilent Technologies, Inc.	(495,613)	(20,414,299)
athenahealth, Inc. *	(169,496)	(19,763,234)
Carl Zeiss Meditec AG	(564,543)	(13,791,642)
Cerner Corp. *	(261,976)	(17,628,365)
Elekta AB, B Shares	(1,520,521)	(10,708,648)
Health Net, Inc. *	(310,598)	(19,331,620)
Henry Schein, Inc. *	(87,034)	(12,330,107)
Sirona Dental Systems, Inc. *	(132,023)	(13,033,311)
West Pharmaceutical Services, Inc.	(427,574)	(23,148,856)

		(150,150,082)

Real Estate Investment Trusts—(1.9%)
Equinix, Inc.	(97,800)	(26,217,162)
HCP, Inc.	(509,231)	(19,717,424)
Health Care REIT, Inc.	(241,527)	(16,969,687)
Iron Mountain Inc.	—^	(1)
Omega Healthcare Investors, Inc.	(304,298)	(10,963,857)
Plum Creek Timber Co., Inc.	(401,847)	(16,580,207)
Realty Income Corp.	(440,218)	(20,060,734)
Rouse Properties, Inc.	(841,436)	(14,531,600)

		(125,040,672)

Technology—(5.5%)
3D Systems Corp. *	(373,291)	(8,163,874)
Arista Networks, Inc. *	(218,202)	(15,254,502)
Aspen Technology, Inc. *	(308,582)	(13,207,310)
Blackbaud, Inc.	(719,904)	(36,902,279)
Cirrus Logic, Inc. *	(250,933)	(9,472,721)
Dassault Systemes SA	(294,994)	(23,018,365)
Finisar Corp. *	(766,188)	(16,779,517)
Infosys Technologies Ltd. - Sponsored ADR	(716,105)	(22,822,266)
Itron, Inc. *	(542,100)	(19,455,969)
LG Display Co., Ltd.	(1,424,324)	(18,815,320)
National Instruments Corp.	(754,107)	(22,555,340)
NetSuite, Inc. *	(191,971)	(17,933,931)
Proofpoint, Inc. *	(251,282)	(14,858,305)
Trimble Navigation Ltd. *	(647,589)	(15,179,486)
Tyler Technologies, Inc. *	(164,720)	(20,010,186)

	Number of Shares	Value

Technology—(continued)
Unisys, Corp. *	(607,129)	$(12,470,430)
VeriFone Systems, Inc. *	(791,693)	(30,218,922)
ViaSat, Inc. *	(246,812)	(15,546,688)
VMware, Inc., Class A *	(38,812)	(3,389,064)
VTech Holdings Ltd.	(754,500)	(9,933,137)
Wipro Ltd. - ADR	(1,677,418)	(20,246,435)

		(366,234,047)

Transportation—(1.5%)
Canadian Pacific Railway Ltd.	(52,586)	(8,661,440)
Heartland Express, Inc.	(442,673)	(9,406,801)
J.B. Hunt Transport Services, Inc.	(215,903)	(18,140,170)
Keikyu Corp.	(1,269,220)	(9,740,903)
Kintetsu Group Holdings, Co., Ltd.	(809,000)	(2,699,079)
Knight Transportation, Inc.	(319,274)	(9,131,236)
Norwegian Air Shuttle ASA *	(293,998)	(11,426,856)
Old Dominion Freight Line, Inc. *	(144,572)	(9,832,342)
Panalpina Welttransport Holding AG, Registered Shares	(79,467)	(10,832,896)
Ryder System, Inc.	(108,135)	(9,910,573)

		(99,782,296)

Utilities—(0.4%)
Ormat Technologies, Inc.	(249,830)	(9,268,693)
Spectra Energy Corp.	(439,121)	(15,443,886)

		(24,712,579)

TOTAL COMMON STOCK (Proceeds $2,682,643,634)		(2,741,459,866)

TOTAL SECURITIES SOLD SHORT —(41.5%) (Proceeds $2,682,643,634)		(2,741,459,866)

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
Anadarko Petroleum Corp. Call Options Expires 08/21/15 Strike Price $85.00	(2,500)	(987,500)
Diamondback Energy Inc. Call Options Expires 06/19/15 Strike Price $70.00	(3,961)	(3,366,850)

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Contracts	Value

OPTIONS WRITTEN—(CONTINUED)

Diamondback Energy Inc. Call Options Expires 06/19/15 Strike Price $85.00	(746)	$(35,435)
EOG Resources Call Options Expires 07/17/15 Strike Price $92.50	(914)	(141,670)
Exxon Mobil Corp. Call Options Expires 07/17/15 Strike Price $87.50	(5,200)	(426,400)
Phillips 66 Call Options Expires 01/15/16 Strike Price $82.50	(4,500)	(1,890,000)

TOTAL OPTIONS WRITTEN (Premiums received $7,475,390)		(6,847,855)

OTHER ASSETS IN EXCESS OF LIABILITIES—47.4%		3,172,681,915

NET ASSETS—100.0%		$6,697,376,663

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.
^	—	Amount is less than 0.5 shares.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,345,897,886

Gross unrealized appreciation	$1,010,887,831
Gross unrealized depreciation	(83,783,248)

Net unrealized appreciation	$927,104,583

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

Contracts For Difference held by the Fund at May 31, 2015, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation
Semiconductor Manufacturing International, Corp.	Goldman Sachs	(338,540,000)	$36,328,396	$(2,256,244)

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (UNAUDITED)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$398,626,109	$356,430,419	$42,195,690	$—
Capital Goods	688,413,437	561,282,701	127,130,736	—
Communications	250,041,580	229,615,626	20,425,954	—
Consumer Durables	223,641,760	153,408,489	70,233,271	—
Consumer Non-Durables	223,972,463	103,108,774	120,863,689	—
Consumer Services	725,889,500	635,274,236	90,615,264	—
Energy	582,237,645	544,887,540	37,350,105	—
Finance	1,306,927,930	1,306,927,930	—	—
Health Care	725,685,718	725,685,718	—	—
Real Estate Investment Trusts	43,220,239	43,220,239	—	—
Technology	1,055,146,578	1,020,355,326	34,791,252	—
Transportation	26,268,843	26,268,843	—	—
Utilities	22,476,693	22,476,693	—	—
Warrants	453,974	453,974	—	—

Total Assets	$6,273,002,469	$5,729,396,508	$543,605,961	$—

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(170,794,712)	$(128,683,621)	$(42,111,091)	$—
Capital Goods	(174,701,937)	(134,464,370)	(40,237,567)	—
Communications	(217,134,880)	(158,885,179)	(58,249,701)	—
Consumer Durables	(78,070,720)	(63,747,707)	(14,323,013)	—
Consumer Non-Durables	(284,822,492)	(249,124,981)	(35,697,511)	—
Consumer Services	(548,326,276)	(508,623,536)	(39,702,740)	—
Energy	(182,706,942)	(166,290,798)	(16,416,144)	—
Finance	(318,982,231)	(284,201,063)	(34,781,168)	—
Health Care	(150,150,082)	(136,358,440)	(13,791,642)	—
Real Estate Investment Trusts	(125,040,672)	(125,040,672)	—	—
Technology	(366,234,047)	(333,282,545)	(32,951,502)	—
Transportation	(99,782,296)	(67,781,641)	(32,000,655)	—
Utilities	(24,712,579)	(24,712,579)	—	—
Options Written
Equity Contracts	(6,847,855)	(3,481,005)	(3,366,850)	—
Contracts for difference	(2,256,244)	—	(2,256,244)	—

Total Liabilities	$(2,750,563,965)	$(2,384,678,137)	$(365,885,828)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value

RIGHTS—0.0%
Technology—0.0%
CVR Banctec, Inc. Escrow Shares * ‡	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—96.8%
Basic Industries—1.8%
Avery Dennison Corp.	59,815	3,703,147
Graphic Packaging Holding Co.	301,420	4,292,221
Huntsman Corp.	112,950	2,534,598
International Paper Co.	55,270	2,864,644
Mosaic Co. (The)	113,883	5,221,535

		18,616,145

Capital Goods—8.1%
Cubic Corp.	34,110	1,630,458
Emerson Electric Co.	71,975	4,340,812
Fluor Corp.	53,463	3,005,690
General Electric Co.	813,660	22,188,508
Huntington Ingalls Industries, Inc.	25,080	3,109,669
Masco Corp.	122,280	3,310,120
Oshkosh Corp.	66,420	3,331,627
Parker Hannifin Corp.	71,772	8,643,502
Raytheon Co.	56,650	5,849,679
Stanley Black & Decker, Inc.	33,630	3,445,057
Terex Corp.	118,525	2,931,123
Textron, Inc.	71,780	3,245,892
Timken Co.	104,975	4,104,522
United Technologies Corp.	86,045	10,081,893
WESCO International, Inc. *	102,085	7,335,828

		86,554,380

Communications—2.6%
DIRECTV *	136,170	12,396,917
Google, Inc., Class A * #	9,560	5,213,259
NetEase, Inc. - ADR	71,290	10,081,119

		27,691,295

Consumer Durables—2.3%
Brunswick Corp.	55,640	2,839,866
Harley-Davidson, Inc.	77,205	4,129,695
Lear Corp.	78,548	9,113,139
Newell Rubbermaid, Inc.	83,145	3,286,722
Thor Industries, Inc.	88,635	5,414,712

		24,784,134

Consumer Non-Durables—5.1%
Activision Blizzard, Inc.	698,700	17,649,162
Bunge Ltd.	34,720	3,213,683

	Number of Shares	Value

Consumer Non-Durables—(continued)
Electronic Arts, Inc. *	176,868	$11,099,351
Lorillard, Inc.	188,010	13,626,965
PepsiCo, Inc.	89,390	8,619,878

		54,209,039

Consumer Services—8.1%
AutoZone, Inc. *	5,060	3,408,517
Bed Bath & Beyond, Inc. *	73,500	5,242,020
CVS Health Corp.	70,855	7,254,135
eBay, Inc. *	187,800	11,523,408
Equifax, Inc.	38,885	3,901,332
H&R Block, Inc.	159,410	5,058,079
Kohl’s Corp.	217,006	14,211,723
Korn/Ferry International *	91,111	2,923,752
Macy’s, Inc.	140,915	9,434,259
Manpowergroup, Inc.	76,035	6,436,363
Omnicom Group, Inc. (a)	132,050	9,841,687
Sportsman’s Warehouse Holdings, Inc. *	251,305	2,435,145
Viacom, Inc., Class B	71,730	4,797,302

		86,467,722

Energy—7.0%
Anadarko Petroleum Corp.	60,195	5,032,904
Canadian Natural Resources Ltd. (a)	197,720	6,097,685
Energen Corp.	116,625	8,070,450
EOG Resources, Inc.	31,605	2,803,047
EQT Corp.	45,570	3,876,640
Exxon Mobil Corp.	115,845	9,869,994
Marathon Petroleum Corp.	30,974	3,204,570
Occidental Petroleum Corp.	159,610	12,479,906
Parsley Energy, Inc., Class A * (a)	84,205	1,472,745
Phillips 66	155,440	12,298,413
QEP Resources, Inc.	148,800	2,801,904
Rice Energy, Inc. *	146,885	3,221,188
Western Refining, Inc.	73,485	3,231,870

		74,461,316

Finance—24.8%
ACE Ltd.	86,060	9,163,669
Alleghany Corp. *	16,657	7,917,905
Allstate Corp., (The)	83,675	5,633,001
American International Group, Inc.	185,940	10,897,943
Aon PLC	53,770	5,442,599
BB&T Corp.	324,645	12,813,738
Capital One Financial Corp.	256,240	21,411,414
Citigroup, Inc.	401,172	21,695,382

The accompanying notes are an integral part of these financial statements.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
FCB Financial Holdings, Inc., Class A *	52,526	$1,511,173
FCB Financial Holdings, Inc., Class B *	12,734	366,357
Fifth Third Bancorp	819,120	16,578,989
Goldman Sachs Group, Inc., (The)	53,830	11,099,208
JPMorgan Chase & Co.	517,095	34,014,509
Loews Corp.	218,889	8,781,827
MetLife, Inc.	157,815	8,247,412
Navient Corp.	256,145	4,935,914
OneBeacon Insurance Group Ltd.	198,065	2,852,136
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	128,660	10,885,923
Raymond James Financial, Inc.	137,620	7,998,474
SLM Corp.	256,140	2,627,996
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	121,810	9,492,653
Torchmark Corp.	88,097	5,027,696
Travelers Cos., Inc., (The)	102,800	10,395,136
Validus Holdings Ltd.	173,569	7,447,846
Wells Fargo & Co.	93,015	5,205,119
White Mountains Insurance Group Ltd.	15,650	10,160,606
WR Berkley Corp.	167,975	8,230,775
XL Group PLC	83,945	3,163,048

		263,998,448

Health Care—18.0%
AbbVie, Inc.	98,125	6,534,144
Allscripts Healthcare Solutions, Inc. *	190,315	2,677,732
Amgen, Inc.	122,555	19,150,444
Anthem, Inc.	42,755	7,176,427
Boston Scientific Corp. *	225,345	4,117,053
Cardinal Health, Inc.	92,965	8,196,724
Express Scripts Holding Co. *	122,175	10,646,330
Gilead Sciences, Inc. *	129,225	14,508,091
Johnson & Johnson	183,035	18,329,125
McKesson Corp.	25,180	5,973,451
Medtronic PLC	251,825	19,219,299
Merck & Co., Inc.	297,360	18,106,250
Novartis AG - Sponsored ADR (a)	166,295	17,083,485
Pfizer, Inc.	297,521	10,338,855
Shire PLC - ADR	29,310	7,624,997

	Number of Shares	Value

Health Care—(continued)
St. Jude Medical, Inc.	76,665	$5,654,044
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	148,525	8,926,353
UnitedHealth Group, Inc.	57,320	6,890,437

		191,153,241

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—19.0%
Amdocs Ltd.	100,490	5,511,877
Arrow Electronics, Inc. *	129,702	7,884,585
Avnet, Inc.	160,257	7,052,911
Brocade Communications Systems, Inc.	709,395	8,771,669
Cisco Systems, Inc.	621,735	18,223,053
Computer Sciences Corp.	77,245	5,299,007
EMC Corp.	736,625	19,402,703
Fidelity National Information Services, Inc.	132,480	8,306,496
Flextronics International Ltd. *	832,366	10,113,247
Global Payments, Inc.	49,555	5,172,551
Hewlett-Packard Co.	473,555	15,816,737
II-VI, Inc. *	94,250	1,759,648
Jabil Circuit, Inc.	248,400	6,103,188
Microsemi Corp. *	195,130	7,100,781
Microsoft Corp.	352,440	16,515,338
ON Semiconductor Corp. *	633,315	8,397,757
Oracle Corp.	418,990	18,221,875
Seagate Technology PLC	51,245	2,851,272
Symantec Corp.	204,260	5,029,902
TE Connectivity Ltd.	140,800	9,715,200
Total System Services, Inc.	176,785	7,283,542
Vishay Intertechnology, Inc.	183,630	2,390,863
Western Digital Corp.	60,825	5,921,922

		202,846,124

TOTAL COMMON STOCK (Cost $795,481,855)		1,030,781,844

SECURITIES LENDING COLLATERAL—1.2%
BlackRock Liquidity TempFund, Institutional Shares	12,501,413	12,501,413

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,501,413)		12,501,413

TOTAL INVESTMENTS—97.9%
(Cost $807,983,268) **		$1,043,283,257

The accompanying notes are an integral part of these financial statements.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

Number of Contracts		Value
OPTIONS WRITTEN †† —(0.1%)
Google, Inc. Call Options Expires 01/15/2016 Strike Price $500.00	(93)	$(600,780)

TOTAL OPTIONS WRITTEN (Premiums received $(546,688)		(600,780)

OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		22,450,940

NET ASSETS—100.0%		$1,065,133,417

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2015, these securities amounted to $0 or 0.0% of net assets. These Rule 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2015, these securities amounted to $0 or 0.0% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At May 31, 2015, the market value of securities on loan was $12,116,418.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$807,983,268

Gross unrealized appreciation	$244,997,385
Gross unrealized depreciation	(9,697,396)

Net unrealized appreciation	$235,299,989

The accompanying notes are an integral part of these financial statements.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$18,616,145	$18,616,145	$—	$—
Capital Goods	86,554,380	86,554,380	—	—
Communications	27,691,295	27,691,295	—	—
Consumer Durables	24,784,134	24,784,134	—	—
Consumer Non-Durables	54,209,039	54,209,039	—	—
Consumer Services	86,467,722	86,467,722	—	—
Energy	74,461,316	74,461,316	—	—
Finance	263,998,448	262,120,918	1,877,530	—
Health Care	191,153,241	191,153,241	—	—
Real Estate Investment Trusts	—	—	—	—
Technology	202,846,124	202,846,124	—	—
Rights	—	—	—	—
Securities Lending Collateral	12,501,413	12,501,413	—	—

Total Assets	$1,043,283,257	$1,041,405,727	$1,877,530	$—

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(600,780)	$(600,780)	$—	$—

Total Liabilities	$(600,780)	$(600,780)	$—	$—

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—99.0%

Basic Industries—1.4%
GrafTech International Ltd. *	70,200	$355,914
Novagold Resources, Inc. *(a)	49,400	202,046

		557,960

Capital Goods—12.0%
Aegion Corp. *	14,400	256,608
Carpenter Technology Corp.	6,800	277,712
FreightCar America, Inc.	29,000	650,180
Global Power Equipment Group, Inc.	30,100	225,148
Great Lakes Dredge & Dock Corp. *	148,400	825,104
KBR, Inc.	18,500	354,275
Landec Corp. *	37,400	534,446
LSB Industries, Inc. *	4,700	199,891
MYR Group, Inc. *	4,700	139,120
Orion Marine Group, Inc. *	29,800	223,798
Primoris Services Corp.	20,900	392,293
Tutor Perini Corp. *	36,600	767,136

		4,845,711

Consumer Durables—1.7%
Libbey, Inc.	15,300	604,350
Remy International, Inc.	1	15
TRI Pointe Homes, Inc. *	7,200	103,824

		708,189

Consumer Non-Durables—3.3%
Callaway Golf Co.	18,100	170,864
Crocs, Inc. *	23,900	359,456
Matthews International Corp., Class A	10,800	536,220
Universal Corp.	4,900	252,301

		1,318,841

Consumer Services—9.5%
Bravo Brio Restaurant Group, Inc. *	14,600	195,640
Carmike Cinemas, Inc. *	12,500	347,875
Destination XL Group, Inc. *	16,900	81,965
FTI Consulting, Inc. *	9,900	389,070
ICF International, Inc. *	5,900	211,102
K12, Inc. *	21,600	295,704

	Number of Shares	Value
Consumer Services—(continued)
KAR Auction Services, Inc.	2,700	$100,602
Landauer, Inc.	1,000	34,080
MDC Partners, Inc., Class A (a)	34,900	739,880
Noodles & Co. *(a)	12,600	182,952
Pitney Bowes, Inc.	18,100	395,485
PRGX Global, Inc. *	1,600	6,800
Shoe Carnival, Inc.	3,900	107,796
Titan Machinery, Inc. *(a)	16,200	257,418
Vitamin Shoppe, Inc. *	12,100	480,370

		3,826,739

Energy—5.3%
Approach Resources, Inc. *(a)	86,200	604,262
Bill Barrett Corp. *	77,900	687,857
Gulfport Energy Corp. *	6,700	289,172
Pacific Ethanol, Inc. *(a)	16,900	194,519
TETRA Technologies, Inc. *	56,400	354,756

		2,130,566

Finance—28.9%
Central Pacific Financial Corp.	31,600	740,072
CNO Financial Group, Inc.	29,200	525,600
Customers Bancorp Inc. *	29,100	730,410
Employers Holdings, Inc.	28,000	633,360
Equity Commonwealth *	21,500	553,625
FBR & Co. *	18,295	387,305
Fidelity & Guaranty Life	27,500	603,900
FNFV Group *	24,700	379,392
Gramercy Property Trust, Inc.	20,150	536,192
Hanover Insurance Group, Inc., (The)	4,000	284,720
Investors Bancorp, Inc.	53,600	643,736
Kemper Corp.	16,800	601,272
Kennedy-Wilson Holdings, Inc.	23,400	598,338
Maiden Holdings Ltd.	50,400	704,592
Meridian Bancorp, Inc. *	35,800	459,672
Nelnet, Inc., Class A	5,500	226,105
Northfield Bancorp, Inc.	34,032	498,229
Popular Inc. *	25,800	838,242
State Bank Financial Corp.	33,600	688,128
THL Credit, Inc.	13,000	163,280
United Community Banks, Inc.	30,100	576,415

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMEN FUNDS	MAY 31, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Finance—(continued)
Yadkin Financial Corp. *	14,500	$286,375

		11,658,960

Health Care—3.7%
Accuray, Inc. *(a)	107,800	662,431
Alere, Inc. *	3,300	170,214
Symmetry Surgical, Inc. *	5,500	48,565
Trinity Biotech PLC - Sponsored ADR	36,300	627,990

		1,509,200

Mining & Metals—0.0%
Westmoreland Coal Co. *	100	2,579

Real Estate Investment Trusts—10.8%
CatchMark Timber Trust, Inc., Class A	48,700	579,530
Cedar Realty Trust, Inc.	73,200	494,100
FelCor Lodging Trust, Inc.	48,300	518,742
Geo Group, Inc., (The)	24,700	936,871
Hatteras Financial Corp.	10,500	188,580
Highwoods Properties, Inc.	11,800	495,010
Rouse Properties, Inc. (a)	23,600	407,572
Starwood Property Trust, Inc.	8,400	200,676
Two Harbors Investment Corp.	19,800	211,662
Winthrop Realty Trust	18,400	308,016

		4,340,759

Retail—0.3%
Fred’s, Inc.	6,200	108,624

Technology—10.9%
Applied Micro Circuits Corp. *	40,200	256,878
CIBER, Inc. *	99,300	333,648
Computer Task Group, Inc.	13,800	102,534
Digi International, Inc. *	35,100	349,596
Diodes, Inc. *	6,900	182,712
Dot Hill Systems Corp. *	44,200	311,168
Exar Corp. *	72,300	785,178
Extreme Networks, Inc. *	58,700	159,077
Finisar Corp. *	8,500	186,150
Generac Holdings, Inc. *(a)	11,700	488,826
Plantronics, Inc.	7,300	402,741
Polycom, Inc. *	16,400	220,908
QAD, Inc., Class A	2,100	50,190

	Number of Shares	Value

Technology—(continued)
Ultratech, Inc. *	12,300	$245,262
Xcerra Corp. *	44,200	341,224

		4,416,092

Transportation—6.7%
Air Transport Services Group, Inc. *	27,800	292,456
Celadon Group, Inc.	12,800	298,496
DHT Holding, Inc.	28,100	221,709
Navigator Holdings Ltd. *	17,300	322,818
Rand Logistics, Inc. *	27,200	92,480
Scorpio Bulkers, Inc. *	26,900	63,753
Scorpio Tankers, Inc.	93,100	849,072
StealthGas, Inc. *	42,300	289,332
Werner Enterprises, Inc. (a)	9,400	258,688

		2,688,804

Utilities—4.5%
Cadiz, Inc. *(a)	34,500	297,045
Chesapeake Utilities Corp.	6,800	357,884
Empire District Electric Co. (The)	8,600	200,724
Piedmont Natural Gas Co., Inc.	8,600	320,694
Portland General Electric Co.	7,600	265,696
UIL Holdings Corp.	7,100	359,899

		1,801,942

TOTAL COMMON STOCK (Cost $34,155,274)		39,914,966

SECURITIES LENDING COLLATERAL—8.3%
BlackRock Liquidity TempFund, Institutional Shares	3,338,827	3,338,827

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,338,827)		3,338,827

TOTAL INVESTMENTS—107.3% (Cost $37,494,101) **		43,253,793

LIABILITIES IN EXCESS OF OTHER ASSETS—(7.3)%		(2,941,616)

NET ASSETS—100.0%		$40,312,177

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At May 31, 2015 the market value of the securities on loan was $3,218,152.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMEN FUNDS	MAY 31, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$37,494,101

Gross unrealized appreciation	$7,167,037
Gross unrealized depreciation	(1,407,345)

Net unrealized appreciation	$5,759,692

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (Unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$39,914,966	$39,914,966	$—	$—
Securities Lending Collateral	3,338,827	3,338,827	—	—

Total Assets	$43,253,793	$43,253,793	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENTS FUNDS	May 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

COMMON STOCK
Consumer Discretionary	17.1%	$14,096,918
Finance	15.6	12,920,984
Industrial	12.9	10,683,127
Information Technology	12.6	10,426,100
Health Care	12.0	9,909,768
Materials	9.7	8,008,708
Energy	7.8	6,427,193
Consumer Staples	5.3	4,399,097
Telecommunication Services	3.9	3,208,020
OTHER ASSETS IN EXCESS OF LIABILITIES	3.1	2,609,939

NET ASSETS	100.0%	$82,689,854

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—96.9%

Australia—0.4%
Australia & New Zealand Banking Group Ltd.	14,230	$359,674

Bermuda—0.5%
Validus Holdings Ltd.	9,430	404,641

Canada—1.4%
Barrick Gold Corp.	25,330	300,414
Canadian Natural Resources Ltd.	12,920	398,669
HudBay Minerals Inc	50,400	450,666

		1,149,749

China—2.8%
China Petroleum & Chemical Corp., Class H	896,000	786,070
China Telecom Corp., Ltd., Class H	568,000	384,763
Shenzhou International Group Holdings Ltd.	126,000	622,391
Sinopharm Group Co. Ltd., Class H	102,000	485,634

		2,278,858

France—5.3%
Bollore	73,275	417,840
Cap Gemini SA	9,420	816,634
Havas SA	114,500	938,133
Safran SA	19,635	1,387,945
Teleperformance SA	10,620	782,183

		4,342,735

Germany—4.4%
Allianz SE, Registered Shares	2,375	373,388
Aurelius AG	25,540	1,259,588
Fresenius SE & Co. KGaA	10,065	642,054
KION Group AG	9,450	450,375
NORMA Group AG	16,683	895,690

		3,621,095

Hong Kong—3.4%
Cheung Kong Property Holdings Ltd. *	56,000	329,197
China Mobile Ltd.	61,500	809,196
CK Hutchison Holdings Ltd.	56,000	873,157

	Number of Shares	Value

Hong Kong—(continued)
Hutchison Whampoa Ltd. *	28,000	$375,385
WH Group Ltd. *	543,000	415,407

		2,802,342

Ireland—4.7%
CRH, Inc.	24,945	699,292
Greencore Group PLC	138,485	697,487
Ingersoll-Rand, Inc.	11,580	796,472
Medtronic PLC	10,845	827,690
Smurfit Kappa Group PLC	29,580	871,017

		3,891,958

Israel—0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	11,265	677,027

Japan—6.9%
Alpine Electronics Inc.	15,700	334,323
Hoshizaki Electric Co. Ltd.	6,000	369,020
Inpex Corp.	61,100	749,519
Lintec Corp.	38,000	867,418
Mitsubishi Electric Corp.	40,000	546,254
Nippon Telegraph & Telephone Corp.	12,100	836,831
Nitto Denko Corp.	18,400	1,424,753
Toyota Industries Corp.	9,100	546,028
TS Tech Co. Ltd.	400	11,518

		5,685,664

Singapore—0.9%
United Overseas Bank Ltd.	45,900	786,767

South Korea—0.5%
Samsung Electronics Co. Ltd.	330	388,204

Switzerland—4.8%
Aryzta AG	6,335	401,654
Georg Fischer AG, Registered Shares	920	697,321
Glencore PLC	92,040	405,976
Novartis AG, Registered Shares	8,180	839,526
Roche Holding AG, Participation Certificate	2,975	906,992

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Switzerland—(continued)
Swatch Group AG (The), Registered Shares	8,535	$677,772

		3,929,241

Taiwan—0.6%
Casetek Holdings Ltd.	75,000	527,622

United Kingdom—15.0%
Alent PLC	143,958	840,260
Aon PLC	5,290	535,454
Berendsen PLC	35,020	544,157
Cambian Group PLC	170,365	710,852
Daily Mail & General Trust PLC, Class A	16,940	249,073
HSBC Holdings PLC	91,572	870,004
ITV PLC	300,040	1,248,692
Liberty Global PLC, Series C *	49,295	2,649,606
Lonmin PLC *	993	2,143
Melrose Industries PLC	239,170	971,362
Rio Tinto PLC	8,140	355,998
Stock Spirits Group PLC	124,984	396,203
Vodafone Group PLC	301,160	1,177,230
WH Smith PLC	51,535	1,221,495
WPP PLC	27,260	644,049

		12,416,578

United States—44.5%
ACE Ltd.	4,550	484,484
Activision Blizzard, Inc.	40,340	1,018,988
Allstate Corp., (The)	11,640	783,605
American International Group, Inc.	17,230	1,009,850
Amgen, Inc.	6,570	1,026,628
Apple, Inc.	23,625	3,077,865
BB&T Corp.	15,105	596,194
Capital One Financial Corp.	19,820	1,656,159
CIGNA Corp.	3,260	459,106
Cisco Systems, Inc.	22,540	660,647
Comcast Corp., Class A	30,840	1,802,906
CVS Health Corp.	24,305	2,488,346
Diamondback Energy, Inc. *	10,830	842,682
EMC Corp.	15,270	402,212
Energen Corp.	10,555	730,406
EOG Resources, Inc.	7,130	632,360
Express Scripts Holding Co. *	4,740	413,044

	Number of Shares	Value

United States—(continued)
Fifth Third Bancorp	90,850	$1,838,804
Gilead Sciences, Inc.	3,605	404,733
Google, Inc., Class C *	2,426	1,290,767
Graphic Packaging Holding Co.	66,510	947,102
Honeywell International, Inc.	5,400	562,680
Intel Corp.	16,840	580,306
Lear Corp.	4,450	516,289
Macy’s, Inc.	17,995	1,204,765
McKesson Corp.	2,920	692,712
MeadWestvaco Corp.	7,830	395,728
Merck & Co., Inc.	22,595	1,375,810
Northrop Grumman Corp.	3,425	545,192
Occidental Petroleum Corp.	11,860	927,333
Packaging Corp of America	6,475	447,941
Parsley Energy, Inc., Class A *	34,860	609,701
Pfizer, Inc.	16,250	564,688
Phillips 66	9,485	750,453
Rofin-Sinar Technologies, Inc. *	15,905	452,497
Tenneco, Inc. *	12,245	719,026
United Technologies Corp.	3,995	468,094
Universal Health Services, Inc., Class B	4,585	594,124
Wells Fargo & Co.	21,755	1,217,410
Western Digital Corp.	5,050	491,668
WR Berkley Corp.	8,485	415,765
Zebra Technologies Corp., Class A *	6,555	718,690

		36,817,760

TOTAL COMMON STOCK (Cost $70,000,879)		80,079,915

TOTAL INVESTMENTS—96.9% (Cost $70,000,879)**		80,079,915

OTHER ASSETS IN EXCESS OF LIABILITIES —3.1%		2,609,939

NET ASSETS—100.0%		$82,689,854

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$70,000,879

Gross unrealized appreciation	$10,966,298
Gross unrealized depreciation	(887,262)

Net unrealized appreciation	$10,079,036

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENTS FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$359,674	$—	$359,674	$—
Bermuda	404,641	404,641	—	—
Canada	1,149,749	1,149,749	—	—
China	2,278,858	622,391	1,656,467	—
France	4,342,735	1,720,316	2,622,419	—
Germany	3,621,095	—	3,621,095	—
Hong Kong	2,802,342	—	2,802,342	—
Ireland	3,891,958	1,624,162	2,267,796	—
Israel	677,027	677,027	—	—
Japan	5,685,664	—	5,685,664	—
Singapore	786,767	—	786,767	—
South Korea	388,204	—	388,204	—
Switzerland	3,929,241	—	3,929,241	—
Taiwan	527,622	—	527,622	—
United Kingdom	12,416,578	3,895,912	8,520,666	—
United States	36,817,760	36,817,760	—	—

Total Assets	$80,079,915	$46,911,958	$33,167,957	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENTS FUNDS	May 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK
Consumer Discretionary	13.7%	$40,761,060
Finance	13.6	40,265,629
Information Technology	13.3	39,540,645
Health Care	12.8	37,879,450
Industrials	12.6	37,275,639
Energy	8.7	25,842,535
Materials	7.8	23,254,797
Consumer Staples	4.8	14,216,134
Telecommunication Services	3.4	10,169,065
WARRANTS	0.0	2,766

SHORT POSITIONS:
COMMON STOCK
Telecommunication Services	(0.5)%	$(1,416,665)
Consumer Staples	(4.2)	(12,570,500)
Health Care	(4.4)	(13,189,254)
Information Technology	(4.7)	(13,861,698)
Energy	(5.2)	(15,561,572)
Materials	(5.3)	(15,688,072)
Financials	(6.4)	(18,894,280)
Industrials	(10.8)	(31,981,349)
Consumer Discretionary	(10.8)	(32,115,188)
WRITTEN OPTIONS	(0.1)	(281,662)
OTHER ASSETS IN EXCESS OF LIABILITIES	61.7	183,196,509

NET ASSETS	100.0%	$296,843,989

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—90.7%
COMMON STOCK—90.7%
Australia—0.4%
Australia & New Zealand Banking Group Ltd.	50,826	$1,284,664

		1,284,664

Canada—1.6%
Barrick Gold Corp.	103,476	1,227,225
Canadian Natural Resources Ltd. †	45,404	1,401,203
HudBay Minerals, Inc.	178,473	1,595,867
Stornoway Diamond Corp. *	681,424	389,041

		4,613,336

China—2.6%
China Petroleum & Chemical Corp.	3,112,057	2,730,238
China Telecom Corp., Ltd. - Class H	1,916,326	1,298,119
PICC Property & Casualty Co Ltd.	934,328	2,136,952
Sinopharm Group Co. Ltd.	356,623	1,697,924

		7,863,233

France—5.5%
Bollore SA	260,587	1,485,961
Cap Gemini SA †	29,289	2,539,107
Havas SA	389,368	3,190,209
Safran SA †	68,232	4,823,136
Saft Groupe SA †	39,139	1,573,054
Teleperformance †	36,013	2,652,424

		16,263,891

Germany—3.6%
Aurelius AG †	71,096	3,506,330
Fresenius SE & Co. KGaA †	38,545	2,458,815
KION Group AG †	33,025	1,573,930
Norma Group SE †	56,519	3,034,437

		10,573,512

Hong Kong—3.8%
Cheung Kong Property Holdings Ltd. *	204,217	1,200,494
China Mobile Ltd.	214,834	2,826,712
CK Hutchison Holdings Ltd.	204,217	3,184,170
Huabao International Holdings Ltd.	68,000	65,425
Hutchison Whampoa Ltd.	76,000	1,018,901
NewOcean Energy Holdings Ltd.	2,729,101	1,371,541

	Number of Shares	Value

Hong Kong—(continued)
WH Group Ltd * 144A	1,968,500	$1,505,945

		11,173,188

Ireland—4.5%
CRH PLC	85,785	2,404,841
Greencore Group PLC †	477,879	2,406,863
Ingersoll-Rand PLC †	39,975	2,749,481
Medtronic PLC †	37,416	2,855,589
Smurfit Kappa Group PLC †	102,102	3,006,510

		13,423,284

Israel—0.9%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	43,016	2,585,262

		2,585,262

Italy—0.5%
Maire Tecnimont SpA *	503,156	1,520,064

		1,520,064

Japan—6.3%
Alpine Electronics Inc.	58,800	1,252,112
Amano Corp.	153,733	2,089,101
Inpex Corp.	242,453	2,974,193
Lintec Corp.	129,256	2,950,501
Mitsubishi Electric Corp.	138,000	1,884,577
Nippon Telegraph & Telephone Corp.	29,348	2,029,696
Nitto Denko Corp.	47,542	3,681,284
Toyota Industries Corp.	32,711	1,962,759
TS Tech Co., Ltd.	1,000	28,794

		18,853,017

Singapore—0.9%
United Overseas Bank Ltd.	156,693	2,685,859

		2,685,859

South Africa—0.0%
Lonmin PLC †	3,548	7,656

		7,656

South Korea—0.5%
Samsung Electronics Co., Ltd.	1,139	1,339,891

		1,339,891

Switzerland—4.5%
Aryzta AG	22,335	1,416,091
Georg Fischer AG, Registered Shares †	3,411	2,585,395
Glencore PLC †	328,790	1,450,247
Novartis AG, Registered Shares †	30,381	3,118,050

The accompanying notes are an intregral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Switzerland—(continued)
Roche Holding AG, Participation Certificate †	11,060	$3,371,876
Swatch Group AG (The), Registered Shares	16,801	1,334,183

		13,275,842

Taiwan—0.6%
Casetek Holdings Ltd.	259,000	1,822,055

		1,822,055

United Kingdom—12.6%
Alent PLC †	301,885	1,762,056
Aon PLC †	20,930	2,118,535
Cambian Group PLC †	451,788	1,885,097
Daily Mail & General Trust PLC, Class A	59,611	876,475
HSBC Holdings PLC †	333,617	3,169,614
ITV PLC †	1,042,102	4,336,968
Liberty Global PLC, Series C * †	172,340	9,263,275
Melrose Industries PLC	827,729	3,361,729
Stock Spirits Group PLC †	59,017	187,085
Vodafone Group PLC †	1,027,003	4,014,538
WH Smith PLC †	178,996	4,242,605
WPP PLC	95,911	2,266,009

		37,483,986

United States—41.9%
Activision Blizzard, Inc. †	141,881	3,583,914
Allstate Corp., (The) †	45,961	3,094,095
American International Group, Inc. †	59,680	3,497,845
Amgen, Inc. †	22,995	3,593,199
Apple, Inc. †	85,897	11,190,661
BB&T Corp. †	54,171	2,138,129
Capital One Financial Corp. †	69,273	5,788,452
CIGNA Corp. †	11,441	1,611,236
Cisco Systems, Inc.	79,302	2,324,342
Comcast Corp., Class A †	50,721	2,965,150
CVS Health Corp. †	84,979	8,700,150
Diamondback Energy, Inc. * † #	59,289	4,613,277
EMC Corp. †	81,840	2,155,666
Energen Corp. †	35,835	2,479,782
EOG Resources, Inc. † #	18,131	1,608,038
Express Scripts Holding Co. * †	17,075	1,487,916
Fifth Third Bancorp †	254,201	5,145,028
Gilead Sciences, Inc. * †	14,104	1,583,456

	Number of Shares	Value

United States—(continued)
Google, Inc., Class C * †	8,440	$4,491,008
Graphic Packaging Holding Co. †	187,367	2,668,106
Honeywell International, Inc. †	19,279	2,008,872
Intel Corp.	59,233	2,041,169
Lear Corp. †	18,579	2,155,536
Macy’s, Inc. †	62,467	4,182,166
McKesson Corp. †	11,419	2,708,929
MeadWestvaco Corp. †	27,462	1,387,929
Merck & Co., Inc. †	78,964	4,808,118
Northrop Grumman Corp. †	12,233	1,947,249
Occidental Petroleum Corp. † #	41,386	3,235,971
Packaging Corp. of America †	9,513	658,109
Parsley Energy, Inc., Class A * †	124,461	2,176,823
Pfizer, Inc. †	57,711	2,005,457
Phillips 66 †	35,186	2,783,916
Rofin-Sinar Technologies, Inc. * †	57,675	1,640,854
Tenneco, Inc. * †	46,063	2,704,819
United Technologies Corp. †	15,979	1,872,259
Universal Health Services, Inc., Class B †	16,272	2,108,526
Viper Energy Partners LP †	25,205	467,553
Wells Fargo & Co. †	80,408	4,499,632
Western Digital Corp. †	17,911	1,743,815
Zebra Technologies Corp., Class A * †	23,523	2,579,062

		124,436,214

TOTAL COMMON STOCK (Cost $254,389,787)		269,204,954

WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90 Expires 7/08/16 *	45,861	2,766

		2,766

TOTAL WARRANTS (Cost $4,806)		2,766

TOTAL INVESTMENTS—90.7%
(Cost $254,394,593) **		269,207,720

SECURITIES SOLD SHORT—(52.3%)
COMMON STOCK—(52.3%)
Australia—(0.4%)
South32 Ltd. *	(687,511)	(1,134,853)

		(1,134,853)

The accompanying notes are an intregral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Bermuda—(0.3%)
Seadrill Ltd.	(82,280)	$(979,955)

		(979,955)

Canada—(0.4%)
Teck Resources Ltd., Class B	(106,945)	(1,244,366)

		(1,244,366)

Chile—(0.5%)
Latam Airlines Group SA - Sponsored ADR *	(171,200)	(1,441,504)

		(1,441,504)

China—(0.9%)
Tsingtao Brewery Co., Ltd.	(197,144)	(1,261,796)
Vipshop Holdings Ltd. *	(57,039)	(1,424,264)

		(2,686,060)

Denmark—(0.5%)
Novo Nordisk A/S	(26,243)	(1,482,205)

		(1,482,205)

Finland—(1.1%)
Huhtamaki OYJ	(25,604)	(863,422)
Konecranes OYJ	(27,530)	(849,355)
Metso OYJ	(50,144)	(1,446,802)

		(3,159,579)

France—(1.5%)
Edenred	(54,635)	(1,379,068)
Remy Cointreau SA	(24,186)	(1,742,267)
Zodiac Aerospace	(35,618)	(1,297,263)

		(4,418,598)

Germany—(1.1%)
BASF SE	(13,792)	(1,279,546)
GEA Group AG	(19,919)	(968,992)
Linde AG	(5,463)	(1,049,684)

		(3,298,222)

Hong Kong—(0.8%)
Noble Group Ltd.	(2,160,768)	(1,272,035)
Sun Art Retail Group Ltd.	(1,217,500)	(1,068,880)

		(2,340,915)

Israel—(0.4%)
Stratasys Ltd. *	(29,517)	(1,049,625)

		(1,049,625)

Italy—(0.8%)
Prada SpA	(202,800)	(1,110,992)
UniCredit SpA	(167,738)	(1,176,850)

		(2,287,842)

Japan—(4.3%)
Fast Retailing Co., Ltd.	(3,316)	(1,362,786)

	Number of Shares	Value

Japan—(continued)
FP Corp.	(23,309)	$(865,561)
Hisamitsu Pharmaceutical Co., Inc.	(32,165)	(1,299,628)
Hulic Co., Ltd.	(135,163)	(1,389,286)
Japan Petroleum Exploration Co Ltd.	(43,800)	(1,461,320)
LIXIL Group Corp.	(54,300)	(1,034,767)
McDonald’s Holdings Co., Ltd.	(65,423)	(1,369,853)
Nissin Foods Holdings Co Ltd.	(33,388)	(1,421,592)
Otsuka Holdings Co Ltd.	(36,200)	(1,129,572)
Taiyo Nippon Sanso Corp.	(117,170)	(1,443,635)

		(12,778,000)

Mexico—(0.4%)
Kimberly-Clark de Mexico SAB de CV ADR	(110,635)	(1,250,176)

		(1,250,176)

New Zealand—(0.4%)
Ryman Healthcare Ltd.	(211,952)	(1,199,418)

		(1,199,418)

Singapore—(1.1%)
Keppel Corp Ltd.	(226,967)	(1,470,697)
Sembcorp Marine Ltd.	(825,600)	(1,839,872)

		(3,310,569)

South Africa—(0.4%)
Exxaro Resources Ltd.	(186,586)	(1,290,084)

		(1,290,084)

Spain—(1.7%)
Banco Bilbao Vizcaya Argentaria SA	(147,742)	(1,462,212)
Banco de Sabadell SA	(467,461)	(1,183,009)
Inditex SA	(33,776)	(1,118,247)
Repsol SA	(73,737)	(1,403,663)

		(5,167,131)

Sweden—(0.9%)
Autoliv, Inc.	(11,374)	(1,434,830)
Elekta AB, Class B	(183,748)	(1,294,091)

		(2,728,921)

Switzerland—(0.8%)
SGS SA, Registered Shares	(761)	(1,462,282)
Sulzer AG	(9,132)	(1,003,808)

		(2,466,090)

The accompanying notes are an intregral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Thailand—(0.3%)
Siam Commercial Bank PCL, (The) - NVDR	(187,300)	$(880,951)

		(880,951)

United Kingdom—(4.0%)
Aberdeen Asset Management PLC	(244,821)	(1,674,049)
AO World PLC *	(393,638)	(1,050,027)
BTG PLC *	(94,500)	(1,027,613)
G4S PLC	(281,012)	(1,282,994)
IMI PLC	(75,753)	(1,441,833)
Intertek Group PLC	(37,799)	(1,447,671)
Ocado Group PLC *	(235,667)	(1,315,385)
Rotork PLC	(318,791)	(1,234,104)
Smiths Group PLC	(71,683)	(1,315,353)

		(11,789,029)

United States—(29.3%)
Air Products & Chemicals, Inc.	(11,484)	(1,685,392)
Alere, Inc. *	(29,205)	(1,506,394)
AptarGroup, Inc.	(20,853)	(1,329,796)
Aramark	(33,565)	(1,052,263)
Astoria Financial Corp.	(127,418)	(1,670,450)
BancorpSouth, Inc.	(46,798)	(1,132,044)
Bemis Co., Inc.	(27,828)	(1,278,418)
Blackbaud, Inc.	(26,753)	(1,371,359)
Bob Evans Farms, Inc.	(33,050)	(1,517,987)
Bristow Group, Inc.	(25,023)	(1,451,334)
Buffalo Wild Wings, Inc. *	(8,781)	(1,340,595)
Cabela’s, Inc. *	(19,604)	(999,804)
Cabot Oil & Gas Corp.	(32,502)	(1,103,768)
CarMax, Inc. *	(21,199)	(1,505,977)
Clorox Co.(The)	(10,283)	(1,107,068)
Cogent Communications Holdings, Inc.	(45,088)	(1,416,665)
Colgate-Palmolive Co.	(21,019)	(1,403,859)
Concho Resources, Inc. *	(7,358)	(885,167)
Continental Resources, Inc. *	(29,359)	(1,337,596)
Deckers Outdoor Corp. *	(12,234)	(833,747)
Dorman Products, Inc. *	(32,832)	(1,531,941)
Eaton Vance Corp.	(22,618)	(918,291)
EI du Pont de Nemours & Co.	(16,898)	(1,199,927)
First Financial Bankshares, Inc.	(49,075)	(1,478,630)
FMC Corp.	(23,424)	(1,339,150)
Glacier Bancorp, Inc.	(42,094)	(1,184,525)

	Number of Shares	Value

United States—(continued)
Heartland Express, Inc.	(42,289)	$(898,641)
Insys Therapeutics, Inc. *	(16,470)	(981,612)
Itron, Inc. *	(42,388)	(1,521,305)
Kansas City Southern	(15,780)	(1,428,090)
Krispy Kreme Doughnuts Inc *	(74,198)	(1,290,303)
L Brands, Inc.	(16,772)	(1,451,113)
Leggett & Platt, Inc.	(23,231)	(1,098,362)
Matador Resources Co. *	(56,071)	(1,544,195)
Mobile Mini, Inc.	(35,544)	(1,410,386)
Monro Muffler Brake, Inc.	(25,489)	(1,504,106)
Monster Beverage Corp. *	(11,179)	(1,422,863)
National Instruments Corp.	(53,094)	(1,588,041)
Netflix, Inc. *	(2,084)	(1,300,541)
NetSuite, Inc. *	(9,122)	(852,177)
Noble Energy, Inc.	(33,364)	(1,460,676)
Northern Trust Corp.	(11,744)	(875,515)
NOW Inc. *	(53,104)	(1,227,764)
Olin Corp.	(45,571)	(1,332,496)
Palo Alto Networks, Inc. *	(5,458)	(925,076)
Pandora Media, Inc. *	(62,583)	(1,168,425)
Plum Creek Timber Co., Inc.	(33,639)	(1,387,945)
Proto Labs, Inc. *	(19,116)	(1,322,445)
Puma Biotechnology, Inc. *	(5,359)	(1,047,417)
Rackspace Hosting, Inc. *	(36,347)	(1,457,151)
ResMed, Inc.	(17,098)	(1,005,704)
Restoration Hardware Holdings Inc. *	(12,967)	(1,179,478)
Shutterstock, Inc. *	(17,772)	(1,137,230)
Snyder’s-Lance, Inc.	(32,312)	(965,159)
Spectra Energy Corp.	(40,263)	(1,416,050)
Sun Hydraulics Corp.	(27,107)	(1,013,260)
Tesla Motors, Inc. *	(5,568)	(1,396,454)
Trex Co., Inc. *	(24,229)	(1,225,987)
UMB Financial Corp.	(28,209)	(1,460,944)
Under Armour, Inc., *	(17,922)	(1,405,264)
United Natural Foods, Inc. *	(13,819)	(926,840)
USG Corp. *	(47,132)	(1,359,287)
Veeva Systems, Inc. *	(44,823)	(1,215,600)
VeriFone Systems, Inc. *	(45,453)	(1,734,941)
Vitamin Shoppe, Inc. *	(36,470)	(1,447,859)
Wausau Paper Corp.	(79,415)	(776,679)
Westamerica Bancorporation	(22,281)	(1,019,579)
Yelp, Inc. *	(22,049)	(1,056,368)

The accompanying notes are an integral part of the portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

Number of Shares		Value

United States—(continued)
Zillow Group, Inc., Class A	(11,741)	$(1,073,010)

		(86,894,485)

TOTAL COMMON STOCK (Proceeds $158,018,149)		(155,278,578)

TOTAL SECURITIES SOLD SHORT —(52.3%) (Proceeds $158,018,149)		(155,278,578)

Number of Contracts

OPTIONS WRITTEN—(0.1%)
Diamondback Energy, Inc. Call Options Expires 06/19/2015 Strike Price $70.00 Expires	(225)	(191,250)
Diamondback Energy, Inc. Call Options Expires 09/18/2015 Strike Price $85.00 Expires	(100)	(34,000)
EOG Resources, Inc. Call Options Expires 07/17/2015 Strike Price $90.00 Expires	(64)	(16,512)
Occidental Petroleum Corp. Call Options Expires 08/21/2015 Strike Price $80.00 Expires	(210)	(39,900)

TOTAL OPTIONS WRITTEN (Premiums received $(305,204))		(281,662)

OTHER ASSETS IN EXCESS OF LIABILITIES—61.7%		183,196,509

NET ASSETS—100.0%		$296,843,989

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2015, these securities amounted to $1,505,945 or 0.05% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
#	—	Security segregated as collateral for options written.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$254,394,593

Gross unrealized appreciation	$16,803,008
Gross unrealized depreciation	(1,989,881)

Net unrealized appreciation	$14,813,127

The accompanying notes are an integral part of the Portfolio of Investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2015 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$1,284,664	—	1,284,664	$—
Canada	4,613,336	4,613,336	—	—
China	7,863,233	—	7,863,233	—
France	16,263,891	5,842,633	10,421,258	—
Germany	10,573,512	—	10,573,512	—
Hong Kong	11,173,188	—	11,173,188	—
Ireland	13,423,284	5,605,070	7,818,214	—
Israel	2,585,262	2,585,262	—	—
Italy	1,520,064	—	1,520,064	—
Japan	18,853,017	—	18,853,017	—
Singapore	2,685,859	—	2,685,859	—
South Africa	7,656	—	7,656	—
South Korea	1,339,891	—	1,339,891	—
Switzerland	13,275,842	—	13,275,842	—
Taiwan	1,822,055	—	1,822,055	—
United Kingdom	37,483,986	13,266,907	24,217,079	—
United States	124,436,214	120,852,300	3,583,914	—
Warrants	2,766	2,766	—	—

Total Assets	$269,207,720	$152,768,274	$116,439,446	$—

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(1,134,853)	(1,134,853)	—	$—
Bermuda	(979,955)	(979,955)	—	—
Canada	(1,244,366)	(1,244,366)	—	—
Chile	(1,441,504)	(1,441,504)	—
China	(2,686,060)	(1,424,264)	(1,261,796)	—
Denmark	(1,482,205)	(1,482,205)	—	—
Finland	(3,159,579)	—	(3,159,579)	—
France	(4,418,598)	—	(4,418,598)	—
Germany	(3,298,222)	—	(3,298,222)	—
Hong Kong	(2,340,915)	—	(2,340,915)	—
Israel	(1,049,625)	(1,049,625)	—	—
Italy	(2,287,842)	—	(2,287,842)	—
Japan	(12,778,000)	—	(12,778,000)	—
Mexico	(1,250,176)	(1,250,176)	—	—
New Zealand	(1,199,418)	—	(1,199,418)	—
Singapore	(3,310,569)	—	(3,310,569)	—
South Africa	(1,290,084)	—	(1,290,084)	—
Spain	(5,167,131)	—	(5,167,131)	—
Sweden	(2,728,921)	(2,728,921)	—	—
Switzerland	(2,466,090)	—	(2,466,090)	—
Thailand	(880,951)	—	(880,951)	—
United Kingdom	(11,789,029)	—	(11,789,029)	—
United States	(86,894,485)	(86,894,485)	—	—
Options Written
Equity Contracts	(281,662)	(281,662)	—	—

Total Liabilities	$(155,560,240)	$(99,912,016)	$(55,648,224)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS

May 31, 2015 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund, Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 -	quoted prices in active markets for identical securities;
• Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2015 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Long/Short Equity Fund, securities with an end of period value of $1,319,406 transferred from Level 1 into Level 2. This transfer occurred as a result of this security being valued utilizing the international fair value pricing at May 31, 2015. For the BP Long/Short Equity Fund, BP Global Equity Fund and BP Global Long/Short Fund, securities with an end of period value of $1,701,657, $1,404,574 and $2,652,424, respectively, transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at May 31, 2015.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of May 31, 2015, all of each Fund’s written options were exchanged-traded options.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP All-Cap Value Fund and the BP Global Long/Short Fund had transactions in options written during the period ended May 31, 2015 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2014	355	$ 326,590	5,378	$3,161,737
Options written	1,316	1,016,313	51,724	24,518,750
Options closed	(264)	(366,799)	(15,765)	(7,637,973)
Options expired	(343)	(315,725)	(12,576)	(5,610,125)
Options exercised	(12)	(10,866)	(10,940)	(6,956,999)
Options outstanding at May 31, 2015	1,052	$ 649,513	17,821	$ 7,475,390

	BP All-Cap Value Fund		BP Global Long/Short Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2014	2,123	$ 743,607	—	$ —
Options written	93	546,687	772	396,357
Options closed	—	—	—	—
Options expired	(849)	(212,360)	—	—
Options exercised	(1,274)	(531,246)	(173)	(91,153)
Options outstanding at May 31, 2015	93	$ 546,688	599	$ 305,204

For the period ended May 31, 2015, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$1,490,530	$741,903
BP Long/Short Research Fund	—	6,507,355
BP All-Cap Value Fund	—	645,148
BP Global Long/Short Fund	—	99,090

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of May 31, 2015, the BP Long/Short Research Fund held CFDs.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the nine month period ended May 31, 2015, the Funds participated in securities lending.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At May 31, 2015, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$0.00	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	0.00	0.0

		$14,293		$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED)

	PAR	VALUE
SHORT-TERM INVESTMENTS — 88.0%
BNY Mellon Cash Reserve Fund	$9,136,290	$9,136,290

TOTAL SHORT-TERM INVESTMENTS (Cost $ 9,136,290)		9,136,290

TOTAL INVESTMENTS — 88.0% (Cost $ 9,136,290)		$9,136,290

OTHER ASSETS IN EXCESS OF LIABILITIES — 12.0%		1,241,400

NET ASSETS — 100.0%		$10,377,690

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond	06/10/15	1	$119,293	$(355)
3-Month Euro Euribor	06/13/16	3	823,696	(178)
90-DAY Eurodollar	06/13/16	38	9,409,263	850
90-DAY Sterling	06/15/16	20	3,523,366	1,051
Amsterdam Index	06/19/15	4	429,885	3,723
CAC 40 10 Euro	06/22/15	10	548,748	(1,301)
DAX Index	06/19/15	1	326,222	(12,836)
Euro STOXX 50	06/19/15	11	442,032	(11,697)
Euro-Bobl	06/10/15	4	566,168	88
Euro-Bund	06/10/15	2	325,298	670
FTSE 100 Index	06/22/15	3	284,395	(1,337)
Hang Seng Index	06/30/15	1	182,351	(6,481)
IBEX 35 Index	06/19/15	3	363,182	(4,604)
Live Cattle	09/16/15	4	243,160	(540)
London Metals Exchange Copper	06/17/15	8	1,240,779	(38,729)
London Metals Exchange Nickel	06/17/15	5	404,279	(26,789)
London Metals Exchange Price Aluminum	06/17/15	25	1,135,546	(67,890)
London Metals Exchange Zinc	06/17/15	17	948,697	(20,922)
Long Gilt	09/30/15	1	179,604	153
MSCI Taiwan Index	06/29/15	1	100,250	(250)
NASDAQ 100 E-Mini	06/19/15	4	355,655	5,225
Nikkei 225 Index	06/12/15	13	1,036,801	40,467
OMXS30 Index	06/18/15	14	266,915	3,501
S&P 500 E-Mini	06/19/15	4	423,626	(2,038)
U.S. Treasury 10-Year Notes	09/30/15	4	508,859	1,609
U.S. Treasury 5-Year Notes	10/05/15	11	1,312,562	3,781

			$25,500,632	$(134,829)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
90-DAY Bank Bill	09/11/15	-3	$(2,281,814)	$(354)
Australian 10-Year Bond	06/16/15	-1	(36,936)	(999)
Australian 3-Year Bond	06/16/15	-4	(208,963)	(1,517)
Brent Crude	08/16/15	-3	(191,210)	(7,049)
Coffee ’C’	07/31/15	-6	(297,113)	13,275
Corn	07/16/15	-38	(680,812)	23,125
Cotton No.2	07/23/15	-1	(31,550)	(625)
Gold 100 Oz	08/31/15	-2	(237,900)	(100)
London Metals Exchange Copper	06/17/15	-8	(1,203,349)	1,299
London Metals Exchange Nickel	06/17/15	-7	(652,663)	48,917
London Metals Exchange Price Aluminum	06/17/15	-30	(1,344,113)	62,925
London Metals Exchange Zinc	06/17/15	-17	(728,755)	3,480
Low Sulphur Gasoline	07/31/15	-2	(114,200)	(4,500)
Natural Gas	07/31/15	-4	(111,160)	4,290
S&P/TSX 60 Index	06/19/15	-1	(140,833)	338
Soybean	07/16/15	-23	(1,093,013)	18,975
Sugar No.11 (World)	09/15/15	-17	(241,674)	13,574
Wheat	07/16/15	-4	(97,713)	2,088
WTI Crude	07/31/15	-2	(115,070)	(5,530)

			$(9,808,841)	$171,612

Total Futures Contracts			$15,691,791	$36,783

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2015 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	600,000	USD	468,954	06/17/15	UBS	$ (10,673)
AUD	600,000	USD	468,973	06/17/15	UBS	(10,692)
AUD	500,000	USD	395,739	06/17/15	UBS	(13,838)
AUD	300,000	USD	227,123	06/17/15	UBS	2,017
AUD	300,000	USD	235,858	06/17/15	UBS	(6,718)
CAD	600,000	USD	487,192	06/17/15	UBS	(4,869)
CAD	500,000	USD	410,029	06/17/15	UBS	(8,093)
CAD	500,000	USD	410,971	06/17/15	UBS	(9,035)
CAD	300,000	USD	243,115	06/17/15	UBS	(1,953)
CAD	200,000	USD	164,691	06/17/15	UBS	(3,916)
CAD	100,000	USD	78,692	06/17/15	UBS	1,695
CHF	700,000	USD	744,899	06/17/15	UBS	377
CHF	700,000	USD	745,249	06/17/15	UBS	27
CHF	400,000	USD	423,770	06/17/15	UBS	2,102
CHF	200,000	USD	212,659	06/17/15	UBS	277
EUR	1,000,000	USD	1,104,567	06/17/15	UBS	(6,003)
EUR	800,000	USD	890,520	06/17/15	UBS	(11,669)
EUR	400,000	USD	450,660	06/17/15	UBS	(11,234)
EUR	300,000	USD	325,822	06/17/15	UBS	3,747
GBP	700,000	USD	1,074,780	06/17/15	UBS	(5,042)
GBP	600,000	USD	914,490	06/17/15	UBS	2,428
GBP	400,000	USD	608,889	06/17/15	UBS	2,390
GBP	200,000	USD	309,942	06/17/15	UBS	(4,302)
GBP	100,000	USD	154,839	06/17/15	UBS	(2,019)
JPY	170,500,000	USD	1,423,002	06/17/15	UBS	(48,913)
JPY	99,400,000	USD	827,184	06/17/15	UBS	(26,102)
JPY	61,000,000	USD	508,899	06/17/15	UBS	(17,290)
JPY	51,300,000	USD	422,117	06/17/15	UBS	(8,681)
JPY	200,000	USD	1,676	06/17/15	UBS	(64)
MXN	7,900,000	USD	522,567	06/17/15	UBS	(10,246)
MXN	4,000,000	USD	264,205	06/17/15	UBS	(4,802)
MXN	1,800,000	USD	118,473	06/17/15	UBS	(1,742)
MXN	1,700,000	USD	109,874	06/17/15	UBS	372
MXN	1,000,000	USD	65,204	06/17/15	UBS	(353)
MXN	1,000,000	USD	65,695	06/17/15	UBS	(845)
MXN	700,000	USD	44,907	06/17/15	UBS	488
MXN	700,000	USD	45,195	06/17/15	UBS	200
MXN	300,000	USD	19,342	06/17/15	UBS	113
MXN	200,000	USD	12,777	06/17/15	UBS	193
NOK	4,500,000	USD	579,024	06/17/15	UBS	(266)
NOK	1,900,000	USD	251,761	06/17/15	UBS	(7,396)
NOK	900,000	USD	114,141	06/17/15	UBS	1,611
NOK	800,000	USD	102,109	06/17/15	UBS	782
NOK	600,000	USD	73,442	06/17/15	UBS	3,725
NOK	100,000	USD	12,315	06/17/15	UBS	546

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	300,000	USD	227,158	06/17/15	UBS	$ (14,690)
NZD	200,000	USD	149,388	06/17/15	UBS	(7,742)
NZD	100,000	USD	72,852	06/17/15	UBS	(2,029)
NZD	100,000	USD	72,983	06/17/15	UBS	(2,160)
NZD	100,000	USD	75,533	06/17/15	UBS	(4,710)
NZD	100,000	USD	75,763	06/17/15	UBS	(4,940)
SEK	6,800,000	USD	805,654	06/17/15	UBS	(7,863)
SEK	2,700,000	USD	317,739	06/17/15	UBS	(968)
SEK	1,400,000	USD	163,015	06/17/15	UBS	1,236
SEK	1,100,000	USD	130,603	06/17/15	UBS	(1,548)
SEK	400,000	USD	46,540	06/17/15	UBS	388
SEK	400,000	USD	48,202	06/17/15	UBS	(1,273)
SGD	1,000,000	USD	736,866	06/17/15	UBS	4,618
SGD	900,000	USD	667,214	06/17/15	UBS	122
SGD	700,000	USD	516,152	06/17/15	UBS	2,887
SGD	600,000	USD	431,413	06/17/15	UBS	13,478
SGD	600,000	USD	447,559	06/17/15	UBS	(2,668)
SGD	100,000	USD	71,775	06/17/15	UBS	2,374
USD	934,800	AUD	1,200,000	06/17/15	UBS	18,238
USD	387,950	AUD	500,000	06/17/15	UBS	6,050
USD	386,094	AUD	500,000	06/17/15	UBS	4,194
USD	312,564	AUD	400,000	06/17/15	UBS	7,044
USD	718,047	CAD	900,000	06/17/15	UBS	(5,437)
USD	645,505	CAD	800,000	06/17/15	UBS	2,408
USD	566,532	CAD	700,000	06/17/15	UBS	3,822
USD	81,689	CAD	100,000	06/17/15	UBS	1,302
USD	77,993	CAD	100,000	06/17/15	UBS	(2,394)
USD	733,798	CHF	700,000	06/17/15	UBS	(11,478)
USD	638,010	CHF	600,000	06/17/15	UBS	(798)
USD	314,086	CHF	300,000	06/17/15	UBS	(5,318)
USD	209,074	CHF	200,000	06/17/15	UBS	(3,862)
USD	2,012,591	EUR	1,800,000	06/17/15	UBS	35,176
USD	981,304	EUR	900,000	06/17/15	UBS	(7,404)
USD	328,435	EUR	300,000	06/17/15	UBS	(1,134)
USD	221,267	EUR	200,000	06/17/15	UBS	1,554
USD	1,364,282	GBP	900,000	06/17/15	UBS	(11,096)
USD	614,957	GBP	400,000	06/17/15	UBS	3,678
USD	457,982	GBP	300,000	06/17/15	UBS	(477)
USD	149,807	GBP	100,000	06/17/15	UBS	(3,012)
USD	149,323	GBP	100,000	06/17/15	UBS	(3,497)
USD	1,370,528	JPY	164,400,000	06/17/15	UBS	45,600
USD	1,370,382	JPY	164,300,000	06/17/15	UBS	46,260
USD	1,341,669	JPY	161,950,000	06/17/15	UBS	36,487
USD	1,026,352	JPY	123,650,000	06/17/15	UBS	29,836
USD	53,530	JPY	6,400,000	06/17/15	UBS	1,951
USD	36,330	JPY	4,400,000	06/17/15	UBS	870
USD	614,316	MXN	9,300,000	06/17/15	UBS	11,203
USD	430,481	MXN	6,600,000	06/17/15	UBS	2,466
USD	286,832	MXN	4,400,000	06/17/15	UBS	1,489

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	83,511	MXN	1,300,000	06/17/15	UBS	$ (795)
USD	58,621	MXN	900,000	06/17/15	UBS	256
USD	601,851	NOK	4,700,000	06/17/15	UBS	(2,630)
USD	582,705	NOK	4,500,000	06/17/15	UBS	3,947
USD	167,961	NOK	1,300,000	06/17/15	UBS	764
USD	25,829	NOK	200,000	06/17/15	UBS	107
USD	13,260	NOK	100,000	06/17/15	UBS	399
USD	294,595	NZD	400,000	06/17/15	UBS	11,304
USD	292,764	NZD	400,000	06/17/15	UBS	9,472
USD	220,473	NZD	300,000	06/17/15	UBS	8,005
USD	149,500	NZD	200,000	06/17/15	UBS	7,854
USD	73,861	NZD	100,000	06/17/15	UBS	3,038
USD	1,639,588	SEK	13,700,000	06/17/15	UBS	32,272
USD	151,641	SEK	1,300,000	06/17/15	UBS	(878)
USD	80,748	SEK	700,000	06/17/15	UBS	(1,378)
USD	35,460	SEK	300,000	06/17/15	UBS	263
USD	11,523	SEK	100,000	06/17/15	UBS	(210)
USD	1,609,364	SGD	2,200,000	06/17/15	UBS	(21,903)
USD	589,810	SGD	800,000	06/17/15	UBS	(3,378)
USD	515,313	SGD	700,000	06/17/15	UBS	(3,726)
USD	364,371	SGD	500,000	06/17/15	UBS	(6,371)
USD	149,704	SGD	200,000	06/17/15	UBS	1,407
USD	328,926	ZAR	4,000,000	06/17/15	UBS	583
USD	133,172	ZAR	1,600,000	06/17/15	UBS	1,835
USD	131,406	ZAR	1,600,000	06/17/15	UBS	69
USD	90,806	ZAR	1,100,000	06/17/15	UBS	512
USD	57,746	ZAR	700,000	06/17/15	UBS	286
USD	41,339	ZAR	500,000	06/17/15	UBS	296
ZAR	3,500,000	USD	291,388	06/17/15	UBS	(4,088)
ZAR	1,900,000	USD	158,148	06/17/15	UBS	(2,185)
ZAR	1,300,000	USD	107,621	06/17/15	UBS	(910)
ZAR	1,200,000	USD	100,362	06/17/15	UBS	(1,859)

Total Forward Foreign Currency Contracts						$ (3,075)

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DAX	Deutscher Aktienindex	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	UBS	UBS AG
JPY	Japanese Yen	USD	United States Dollar
MSCI	Morgan Stanley Capital International	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

5

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Campbell Core Trend Fund (the “Fund”) pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Core Trend Program and (ii) the remainder of its assets directly in an actively managed, short duration fixed-income portfolio. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2015, the net assets of the Subsidiary were $1,988,219, which represented 19.2% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$191,948	$191,948	$—	$—
Equity Contracts
Futures	53,254	53,254	—	—
Interest Rate Contracts
Futures	8,202	8,202	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	390,490	—	390,490	—

Total Assets	$643,894	$253,404	$390,490	$—

	TOTAL FAIR VALUE AT MAY 31, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(172,674)	$(172,674)	$—	$—
Equity Contracts
Futures	(40,544)	(40,544)	—	—
Interest Rate Contracts
Futures	(3,403)	(3,403)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(393,565)	—	(393,565)	—

Total Liabilities	$(610,186)	$(216,621)	$(393,565)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts

7

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONTINUED)

and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2015 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives
Forward Contracts	$—	$—	$390,490	$—	$390,490
Futures Contracts(a)	53,254	8,202	—	191,948	253,404
Total Value - Assets	$53,254	$8,202	$390,490	$191,948	$643,894

	Liability Derivatives
Forward Contracts	$—	$—	$(393,565)	$—	$(393,565)
Futures Contracts(a)	(40,544)	(3,403)	—	(172,674)	(216,621)
Total Value - Liabilities	$(40,544)	$(3,403)	$(393,565)	$(172,674)	$(610,186)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended May 31, 2015, the Fund’s quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$34,576,699	$(6,521,166)	$(39,787,253)	$39,787,253

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions

8

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTOFLIO OF INVESTMENTS

MAY 31, 2015

(UNAUDITED) (CONCLUDED)

and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 98.6%
U.S. Large Cap Value Portfolio III(a)	25,159,956	$629,753,708
U.S. Large Company Portfolio(a)	18,730,194	312,232,338
U.S. Micro Cap Portfolio(b)	15,817,684	313,822,851
U.S. Small Cap Portfolio(b)	9,766,985	313,813,209
U.S. Small Cap Value Portfolio(b)	14,599,851	522,966,661

TOTAL EQUITY FUNDS (Cost $1,495,912,680)		2,092,588,767

TOTAL INVESTMENTS — 98.6% (Cost $1,495,912,680) *		2,092,588,767

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		29,753,480

NET ASSETS — 100.0%		$2,122,342,247

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,495,912,680

Gross unrealized appreciation	$596,676,087
Gross unrealized depreciation	—

Net unrealized appreciation	$596,676,087

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 98.5%
Asia Pacific Small Company Portfolio(a)	920,098	$20,508,992
Canadian Small Company Series(b)	1,917,276	19,613,731
Continental Small Company Portfolio(a)	1,461,065	31,529,782
Continental Small Company Series(b)	272,053	18,388,810
DFA International Small Cap Value Portfolio(a)	30,164,313	626,512,772
DFA International Value Portfolio III(c)	27,870,972	467,953,626
Emerging Markets Portfolio(a)	3,122,898	81,226,570
Emerging Markets Small Cap Portfolio(a)	3,527,859	76,625,106
Emerging Markets Value Portfolio(a)	2,816,658	76,049,761
Japanese Small Company Portfolio(a)	1,730,072	35,310,760
Large Cap International Portfolio(a)	3,474,503	78,002,600
United Kingdom Small Company Portfolio(a)	206,187	7,715,503
United Kingdom Small Company Series(b)	338,573	22,769,097

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,363,215,968)		1,562,207,110

TOTAL INVESTMENTS — 98.5% (Cost $1,363,215,968) *		1,562,207,110

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		24,349,879

NET ASSETS — 100.0%		$1,586,556,989

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,363,215,968

Gross unrealized appreciation	$207,512,595
Gross unrealized depreciation	(8,521,453)

Net unrealized appreciation	$198,991,142

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.7%
DFA Five-Year Global Fixed Income Portfolio(a)	44,676,557	$495,463,011
DFA Inflation-Protected Securities Portfolio(a)	8,426,058	99,343,230
DFA Intermediate Government Fixed Income Portfolio(a)	18,709,336	237,795,660
DFA One-Year Fixed Income Portfolio(a)	47,007,076	485,113,024
DFA Short-Term Government Portfolio(a)	14,749,060	158,552,389
DFA Two-Year Global Fixed Income Portfolio(a)	49,850,537	495,514,339

TOTAL FIXED INCOME FUNDS (Cost $1,976,336,003)		1,971,781,653

TOTAL INVESTMENTS — 98.7% (Cost $1,976,336,003) *		1,971,781,653

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		26,298,448

NET ASSETS — 100.0%		$1,998,080,101

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,976,336,003

Gross unrealized appreciation	$4,347,261
Gross unrealized depreciation	(8,901,611)

Net unrealized appreciation	$(4,554,350)

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2015 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$2,092,588,767	$2,092,588,767	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,562,207,110	$1,562,207,110	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,971,781,653	$1,971,781,653	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

20

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2015 (unaudited)

(concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 98.6%
U.S. Large Cap Value Portfolio III(a)	139,914	$3,502,049
U.S. Large Company Portfolio(a)	117,463	1,958,111
U.S. Micro Cap Portfolio(b)	100,898	2,001,825
U.S. Small Cap Portfolio(b)	62,350	2,003,307
U.S. Small Cap Value Portfolio(b)	37,098	1,328,838
VA U.S. Large Value Portfolio(b)	22,458	531,803
VA U.S. Targeted Value Portfolio(b)	105,242	1,996,443

TOTAL EQUITY FUNDS (Cost $12,931,043)		13,322,376

TOTAL INVESTMENTS — 98.6% (Cost $12,931,043)*		13,322,376

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		194,919

NET ASSETS — 100.0%		$13,517,295

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,931,043

Gross unrealized appreciation	$391,333

Gross unrealized depreciation	—

Net unrealized appreciation	$391,333

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.1%
DFA International Small Cap Value Portfolio(a)	136,370	$2,832,401
DFA International Value Portfolio III(b)	178,859	3,003,038
Emerging Markets Portfolio(a)	19,450	505,904
Emerging Markets Small Cap Portfolio(a)	21,889	475,432
Emerging Markets Value Portfolio(a)	17,359	468,682
Large Cap International Portfolio(a)	20,920	469,668
VA International Small Portfolio(b)	138,366	1,699,139
VA International Value Portfolio(b)	38,145	490,158

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,780,700)		9,944,422

TOTAL INVESTMENTS — 99.1% (Cost $9,780,700)*		9,944,422

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		89,647

NET ASSETS — 100.0%		$10,034,069

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,780,700

Gross unrealized appreciation	$179,369

Gross unrealized depreciation	(15,647)

Net unrealized appreciation	$163,722

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.5%
DFA Five-Year Global Fixed Income Portfolio(a)	145,945	$1,618,532
DFA Inflation Protected Securities Portfolio(a)	67,710	798,299
DFA Intermediate Government Fixed Income Portfolio(a)	153,359	1,949,194
DFA One-Year Fixed Income Portfolio(a)	352,737	3,640,241
DFA Short-Term Fixed Portfolio(a)	31,275	319,319
DFA Short-Term Government Portfolio(a)	119,876	1,288,671
DFA Two-Year Global Fixed Income Portfolio(a)	409,312	4,068,559
VA Global Bond Portfolio(a)	224,142	2,436,420

TOTAL FIXED INCOME FUNDS (Cost $16,090,173)		16,119,235

TOTAL INVESTMENTS — 98.5% (Cost $16,090,173)*		16,119,235

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		245,034

NET ASSETS — 100.0%		$16,364,269

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,090,173

Gross unrealized appreciation	$49,677

Gross unrealized depreciation	(20,615)

Net unrealized appreciation	$29,062

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

May 31, 2015 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying Portfolios are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$13,322,376	$13,322,376	$-	$-

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$9,944,422	$9,944,422	$-	$-

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$16,119,235	$16,119,235	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

May 31, 2015 (unaudited)

(Concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

May 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS — 92.3%
Auto Parts & Equipment — 0.2%
Commercial Vehicle Group, Inc. *	11,227	$71,179

Banks — 3.1%
Bancorp, Inc. (The) *	55,140	533,204
Dundee Corp., Class A *	5,930	54,040
First Horizon National Corp.	5,675	83,763
MainSource Financial Group, Inc.	17,697	354,294
MidSouth Bancorp Inc.	2,688	37,229
Regions Financial Corp.	11,575	116,792

		1,179,322

Building Materials — 1.5%
Builders FirstSource, Inc. *	47,317	581,053

Coal — 2.0%
Peabody Energy Corp. (a)	220,795	746,287

Commercial Services — 10.1%
Aegean Marine Petroleum Network, Inc.	148,823	2,116,263
Ardmore Shipping Corp.	61,124	710,261
Baltic Trading, Ltd.	53,810	81,791
Hudson Global Inc. *	137,698	308,443
Stolt-Nielsen, Ltd.	23,942	425,156
Viad Corp.	6,839	183,559

		3,825,473

Electronics — 2.1%
Kemet Corp. *	242,316	748,756
Viasystems Group, Inc. *	1,557	28,446

		777,202

Healthcare - Products — 1.2%
Orthofix International NV *	13,510	442,723

Healthcare - Services — 3.6%
Five Star Quality Care, Inc. *	294,876	1,365,276

Home Builders — 2.7%
Taylor Morrison Home Corp., Class A *	53,426	1,027,916

Industrial — 3.5%
FreightCar America, Inc.	59,576	1,335,694

Insurance — 3.8%
Assured Guaranty, Ltd.	27,585	788,655
Stewart Information Services Corp.	17,331	651,126

		1,439,781

Internet — 1.2%
ModusLink Global Solutions, Inc. *	134,455	463,870

Machinery - Diversified — 1.6%
Intevac, Inc. *	111,515	606,642

	Shares	Value
Metals Fabricating — 0.4%
AM Castle & Co. * (a)	23,849	$143,094

Mining — 1.1%
Alumina Ltd. SP ADR	32,507	173,262
Thompson Creek Metals Co., Inc. *	88,804	80,767
Ur-Energy, Inc. * (a)	187,551	170,671

		424,700

Miscellaneous Manufacturing — 1.8%
Orbotech, Ltd. *	33,290	695,761

Oil & Gas — 18.3%
Approach Resources, Inc. * (a)	228,582	1,602,360
MRC Global, Inc. *	162,111	2,481,919
Rex Energy Corp. * (a)	40,697	204,299
Scorpio Tankers Inc.	6,755	61,606
Swift Energy Co. * (a)	232,009	491,859
Willbros Group, Inc. *	328,771	611,514
WPX Energy, Inc. *	114,182	1,471,806

		6,925,363

Real Estate — 1.0%
Forest City Enterprises, Inc., Class A *	12,034	277,504
Forestar Group, Inc. *	6,730	89,845

		367,349

Real Estate Investment Trusts — 5.2%
Parkway Properties, Inc.	55,349	951,449
Redwood Trust, Inc.	13,661	220,079
Rexford Industrial Realty, Inc.	33,725	492,048
Sunstone Hotel Investors, Inc.	20,297	309,737

		1,973,313

Retail — 0.7%
Office Depot, Inc. *	28,796	266,939

Savings & Loans — 16.7%
First Niagara Financial Group, Inc.	103,977	926,435
Flagstar Bancorp, Inc. *	160,032	2,999,000
HomeStreet, Inc. *	88,692	2,043,464
Pulaski Financial Corp.	26,673	336,880

		6,305,779

Semiconductors — 2.1%
Alpha & Omega Semiconductor, Ltd. *	14,114	115,735
Axcelis Technologies, Inc. *	210,813	674,602
SunEdison Semiconductor Ltd. *	305	7,375

		797,712

Software — 0.3%
Take-Two Interactive Software, Inc. *	4,450	121,796

Telecommunications — 8.1%
Aviat Networks, Inc. *	1,271,211	1,449,180

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

May 31, 2015

(unaudited)

	Shares	Value
Telecommunications — (Continued)
Comverse, Inc. *	32,725	$787,691
UTStarcom Holdings Corp. * (a)	402,078	840,343

		3,077,214

TOTAL COMMON STOCKS (Cost $34,074,164)		34,961,438

	Par (000)
CORPORATE BONDS — 1.4%
LandAmerica Financial Group, Inc. CONV ‡ 3.25%, 05/15/34	$ 33	8,068
RAIT Financial Trust CONV * 7.00%, 04/01/31	463	520,586

TOTAL CORPORATE BONDS (Cost $463,000)		528,654

	Shares
EXCHANGE TRADED FUND — 1.1%
Finance — 1.1%
iShares Russell 2000 Value Index Fund (a)	4,324	439,967

TOTAL EXCHANGE TRADED FUND (Cost $443,340)		439,967

SECURITIES LENDING COLLATERAL — 9.3%
BlackRock Liquidity TempFund, Institutional Shares	3,511,990	3,511,990

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,511,990)		3,511,990

TOTAL INVESTMENTS — 104.1% (Cost $38,492,494) **		39,442,049

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(1,549,277)

NET ASSETS — 100.0%		$37,892,772

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2015, the market value of securities on loan was $3,456,825.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors to be the estimated value of the future payouts under the default resolution. As of May 31, 2015, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
CONV	Convertible
SP ADR	Sponsored American Depositary Receipt.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$38,492,494

Gross unrealized appreciation	$7,641,992
Gross unrealized depreciation	(6,692,437)

Net unrealized appreciation	$949,555

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

May 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS — 91.3%
Aerospace & Defense — 0.3%
Boeing Co. (The)	635	$89,230

Aircraft — 1.1%
Bombardier, Inc., Class B	150,617	313,283

Banks — 31.0%
Barclays PLC, SP ADR	30,426	502,942
Citigroup, Inc.	26,159	1,414,679
First Niagara Financial Group, Inc.	64,170	571,755
JPMorgan Chase & Co.	22,220	1,461,632
Regions Financial Corp.	90,930	917,484
State Street Corp.	19,123	1,490,255
SunTrust Banks, Inc.	53,799	2,296,141

		8,654,888

Coal — 1.7%
Peabody Energy Corp. (a)	143,042	483,482

Commercial Services — 1.7%
Aegean Marine Petroleum Network, Inc.	33,424	475,289

Electric — 0.2%
FirstEnergy Corp.	1,345	47,990

Home Builders — 5.3%
Lennar Corp., Class A	1,495	69,712
Pulte Homes, Inc.	54,614	1,047,496
Taylor Morrison Home Corp., Class A *	10,660	205,098
Toll Brothers, Inc. *	4,161	150,503

		1,472,809

Insurance — 14.2%
Allstate Corp., (The)	6,956	468,278
American International Group, Inc.	13,358	782,912
Assured Guaranty, Ltd.	29,143	833,198
First American Financial Corp.	13,391	478,193
Genworth Financial, Inc., Class A *	25,080	199,135
Hartford Financial Services Group, Inc.	28,531	1,172,909
Voya Financial, Inc.	439	19,891

		3,954,516

IT Services — 1.1%
Symantec Corp.	12,209	300,647

Leisure Time — 4.9%
Carnival Corp.	29,435	1,363,724

Lodging — 6.4%
Marriott International, Inc., Class A	22,975	1,791,820

Office Products — 1.9%
Office Depot, Inc. *	58,475	542,063

	Shares	Value
Oil & Gas — 17.8%
Chesapeake Energy Corp. (a)	104,796	$1,478,672
Devon Energy Corp.	1,662	108,396
SM Energy Co.	6,116	319,989
Weatherford International PLC. *	122,124	1,687,754
WPX Energy, Inc. *	106,295	1,370,143

		4,964,954

Real Estate — 2.1%
Forest City Enterprises, Inc., Class A *	25,159	580,167

Real Estate Investment Trusts — 1.6%
NorthStar Realty Finance Corp.	8,316	150,852
Paramount Group, Inc.	3,919	71,874
Piedmont Office Realty Trust, Inc. Class A (a)	12,838	220,685

		443,411

TOTAL COMMON STOCKS (Cost $20,010,584)		25,478,273

EXCHANGE TRADED FUND — 0.8%
Finance — 0.8%
iShares Russell 1000 Value Index Fund	2,240	235,827

TOTAL EXCHANGE TRADED FUND (Cost $222,731)		235,827

SECURITIES LENDING COLLATERAL — 8.1%
BlackRock Liquidity TempFund, Institutional Shares	2,251,272	2,251,272

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,251,272)		2,251,272

TOTAL INVESTMENTS — 100.2% (Cost $22,484,587) **		27,965,372

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,336)

NET ASSETS — 100.0%		$27,922,036

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2015, market value of securities on loan was $2,182,839.
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$22,484,587

Gross unrealized appreciation	$7,512,555
Gross unrealized depreciation	(2,031,770)

Net unrealized appreciation	$5,480,785

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2015

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT— The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of May 31, 2015, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$34,961,438	$34,961,438	$—	$—
Corporate Bonds	528,654	—	520,586	8,068
Exchange Traded Fund	439,967	439,967	—	—
Securities Lending Collateral	3,511,990	3,511,990	—	—

Total	$39,442,049	$38,913,395	$520,586	$8,068

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

Value Fund

	Total Value as of May 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,478,273	$25,478,273	$—	$—
Exchange Traded Fund	235,827	235,827	—	—
Securities Lending Collateral	2,251,272	2,251,272	—	—

Total	$27,965,372	$27,965,372	$—	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no significant transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

5

SECURITIES LENDING —The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKSΔ - 94.1%
Consumer Discretionary — 33.9%
Amazon.com, Inc.*	5,500	$2,360,765
Expedia, Inc.	25,400	2,724,404
Netflix, Inc.*	4,500	2,808,270
O’Reilly Automotive, Inc.*	13,700	3,007,561
Tractor Supply Co.	27,400	2,387,636
Ulta Salon Cosmetics & Fragrance, Inc.*	21,600	3,296,592
Under Armour, Inc., Class A*	38,900	3,050,149
Zoe’s Kitchen, Inc.*	51,400	1,628,352

		21,263,729

Health Care — 15.0%
ABIOMED, Inc.*	32,500	1,940,900
Illumina, Inc.*	12,700	2,617,216
Medivation, Inc.*	16,500	2,178,825
Regeneron Pharmaceuticals, Inc.*	5,200	2,665,312

		9,402,253

	Number of Shares	Value

Information Technology — 45.2%
Akamai Technologies, Inc.*	33,400	$2,547,418
CyberArk Software Ltd.	19,700	1,225,143
Ellie Mae, Inc.*	13,000	821,860
Facebook, Inc., Class A*	31,000	2,454,890
Fortinet, Inc.*	57,200	2,291,432
Palo Alto Networks, Inc.*	23,400	3,966,066
Paycom Software, Inc.*	51,000	1,772,760
Red Hat, Inc.*	31,200	2,410,824
Salesforce.com, Inc.*	53,000	3,855,750
Skyworks Solutions, Inc.	17,900	1,957,544
Tableau Software, Inc., Class A* .	44,100	4,992,561

		28,296,248

TOTAL COMMON STOCKS (Cost $51,828,147)		58,962,230

TOTAL INVESTMENTS - 94.1% (Cost $51,828,147)**		58,962,230

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		3,728,419

NET ASSETS - 100.0%		$62,690,649

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$51,828,147

Gross unrealized appreciation	$7,658,139
Gross unrealized depreciation	(524,056)

Net unrealized appreciation	$7,134,083

The accompanying notes are an integral part of the portfolio of investments.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments

May 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$58,962,230	$58,962,230	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

May 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 96.2%
Banks — 2.7%
Northern Trust Corp.	1,050	$78,278
US Bancorp	35,000	1,508,850
Wells Fargo & Co.	6,530	365,419

		1,952,547

Chemicals — 0.2%
Monsanto Co.	1,500	175,470

		175,470

Commercial Services — 1.7%
Automatic Data Processing, Inc.	800	68,408
Cintas Corp.	3,640	313,368
H&R Block, Inc.	2,400	76,152
Total System Services, Inc.	16,050	661,260
Western Union Co., (The)	3,580	78,581

		1,197,769

Computers — 5.1%
Accenture, PLC, Class A	19,480	1,870,859
Apple, Inc.	12,770	1,663,676
EMC Corp.	2,700	71,118
Hewlett-Packard Co.	2,200	73,480

		3,679,133

Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	1,610	107,532
Procter & Gamble Co., (The)	20,920	1,639,919

		1,747,451

Distribution/Wholesale — 2.1%
Genuine Parts Co.	16,300	1,474,661

		1,474,661

Electric — 7.6%
CMS Energy Corp.	4,550	155,337
DTE Energy Co.	1,770	140,237
Duke Energy Corp.	10,140	767,902
Edison International	23,270	1,415,049
PG&E Corp.	1,300	69,511
PPL Corp.	23,640	820,544
SCANA Corp.	2,990	158,948
Southern Co.,(The)	3,630	158,595
TECO Energy, Inc.	27,860	525,161
Wisconsin Energy Corp.	15,970	771,032
Xcel Energy, Inc.	15,340	522,327

		5,504,643

Electronics — 1.0%
Thermo Fisher Scientific, Inc.	5,560	720,743

		720,743

Environmental Control — 2.4%
Republic Services, Inc.	25,260	1,017,725
Stericycle, Inc.*	4,570	627,461

	Number of Shares	Value

Environmental Control — (Continued)
Waste Management, Inc.	2,220	$110,223

		1,755,409

Food — 7.4%
ConAgra Foods, Inc.	2,000	77,220
General Mills, Inc.	20,600	1,156,690
Hershey Co., (The)	1,740	161,576
Hormel Foods Corp.	19,080	1,091,758
Kellogg Co.	13,800	866,226
McCormick & Co., Inc.	3,920	307,720
Sysco Corp.	44,390	1,649,532

		5,310,722

Healthcare-Products — 3.9%
Baxter International, Inc.	8,090	538,875
DENTSPLY International, Inc.	1,240	64,523
Medtronic, PLC	2,750	209,880
Patterson Cos., Inc.	35,340	1,690,666
St. Jude Medical, Inc.	1,000	73,750
Varian Medical Systems, Inc.*	2,550	220,830

		2,798,524

Healthcare-Services — 3.9%
Laboratory Corp. of America Holdings*	10,700	1,262,065
Quest Diagnostics, Inc.	6,400	481,472
UnitedHealth Group, Inc.	8,590	1,032,604

		2,776,141

Household Products/Wares — 2.6%
Clorox Co., (The)	15,770	1,697,798
Kimberly-Clark Corp.	1,880	204,657

		1,902,455

Insurance — 9.2%
ACE Ltd.	900	95,832
Berkshire Hathaway, Inc., Class B*	500	71,500
Chubb Corp., (The)	15,400	1,501,500
Cincinnati Financial Corp.	32,300	1,633,734
Marsh & McLennan Cos., Inc.	24,400	1,420,812
Principal Financial Group, Inc.	6,280	324,613
Progressive Corp., (The)	58,450	1,598,023

		6,646,014

Internet — 0.6%
eBay, Inc.*	1,200	73,632
VeriSign, Inc.*	5,380	339,962

		413,594

Media — 1.5%
Scripps Networks Interactive, Inc.	1,050	70,361
Walt Disney Co., (The)	9,420	1,039,685

		1,110,046

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

	Number of Shares	Value

Oil & Gas — 3.2%
Chevron Corp.	7,330	$754,990
ConocoPhillips	1,100	70,048
Exxon Mobil Corp.	16,000	1,363,200
Occidental Petroleum Corp.	1,570	122,758

		2,310,996

Pharmaceuticals — 10.3%
Eli Lilly & Co.	22,680	1,789,452
Express Scripts Holding Co.*	9,060	789,488
Johnson & Johnson	13,190	1,320,847
Merck & Co., Inc.	28,070	1,709,182
Pfizer, Inc.	50,370	1,750,358
Zoetis, Inc.	1,500	74,655

		7,433,982

Real Estate Investment Trusts — 7.0%
Apartment Investment & Management Co., Class A	5,540	210,132
Crown Castle International Corp.	1,200	97,860
Equity Residential	5,000	371,600
General Growth Properties, Inc.	20,040	567,733
HCP, Inc.	1,340	51,885
Health Care REIT, Inc.	10,470	735,622
Prologis, Inc.	3,800	150,442
Public Storage	9,100	1,761,214
Simon Property Group, Inc.	2,880	522,432
Ventas, Inc.	8,370	556,772

		5,025,692

Retail — 7.3%
Bed Bath & Beyond, Inc.*	1,050	74,886
Costco Wholesale Corp.	11,200	1,597,008
Dollar Tree, Inc.*	6,080	455,939
Macy’s, Inc.	4,740	317,343
McDonald’s Corp.	6,500	623,545
TJX Cos., Inc., (The)	12,000	772,560
Wal-Mart Stores, Inc.	19,020	1,412,615

		5,253,896

Semiconductors — 0.1%
Intel Corp.	2,300	79,258

		79,258

Software — 7.8%
Cerner Corp.*	5,100	343,179

	Number of Shares	Value

Software — (Continued)
Fidelity National Information Services, Inc.	1,420	$89,034
Fiserv, Inc.*	16,200	1,298,430
Intuit, Inc.	12,560	1,308,124
Microsoft Corp.	26,160	1,225,858
Paychex, Inc.	27,500	1,358,775

		5,623,400

Telecommunications — 5.2%
AT&T, Inc.	43,990	1,519,415
Cisco Systems, Inc.	19,360	567,442
Motorola Solutions, Inc.	890	52,510
Verizon Communications, Inc.	32,830	1,623,115

		3,762,482

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	6,960	429,641
United Parcel Service, Inc., Class B	2,750	272,855

		702,496

TOTAL COMMON STOCKS (Cost $63,450,509)		69,357,524

TOTAL INVESTMENTS - 96.2% (Cost $63,450,509)**		69,357,524

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		2,704,717

NET ASSETS - 100.0%		$72,062,241

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$63,450,509

Gross unrealized appreciation	$6,840,422
Gross unrealized depreciation	(933,407)

Net unrealized appreciation	$5,907,015

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

May 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements– The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$69,357,524	$69,357,524	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.

By (Signature and Title)* /s/ Salvatore Faia Salvatore Faia, President (principal executive officer)

Date 07/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia Salvatore Faia, President (principal executive officer)

Date 07/29/15

By (Signature and Title)* /s/ Joel Weiss Joel Weiss, Treasurer (principal financial officer)

Date 07/29/15

* Print the name and title of each signing officer under his or her signature.